AUGUST 31, 2024 (Unaudited) :: BIG DATA REFINERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
Investments
Shares Value
Common Stocks — 99 .9%
Electronic Equipment, Instruments & Components — 7.4%
VusionGroup(a) 848 $ 132,546
Zebra Technologies Corp.,
Class
a
A* 761 262,834
395,380
Hotels, Restaurants & Leisure — 2.0%
Genius Sports Ltd.* 14,065 107,175
IT Services — 10.5%
Couchbase, Inc.* 3,430 67,296
MongoDB, Inc., Class
a
A* 1,009 293,407
Snowflake, Inc., Class
a
A* 1,747 199,560
560,263
Software — 80.0%
AvePoint, Inc.* 8,941 103,269
Braze, Inc., Class
a
A* 5,762 258,022
Cellebrite DI Ltd.*(a) 5,600 95,536
Cognyte Software Ltd.* 6,007 46,014
CommVault Systems, Inc.* 1,998 310,489
Confluent, Inc., Class
a
A* 8,889 188,625
Datadog, Inc., Class
a
A* 2,093 243,332
Dynatrace, Inc.* 4,962 251,176
Elastic NV* 2,048 156,037
Enghouse Systems Ltd. 3,936 85,838
Five9, Inc.* 5,331 171,925
Informatica, Inc., Class
a
A* 8,009 199,504
InterDigital, Inc. 1,953 270,608
MicroStrategy, Inc., Class
a
A*(a) 1,430 189,361
Nice Ltd., ADR* 1,334 231,769
Nutanix, Inc., Class
a
A* 4,375 276,456
Palantir Technologies, Inc.,
Class
a
A* 9,830 309,448
PowerSchool Holdings, Inc.,
Class
a
A* 5,249 119,205
Rubrik, Inc., Class
a
A*(a) 2,147 74,759
SolarWinds Corp. 4,141 52,963
Investments
Shares Value
Common Stocks (continued)
Teradata Corp.* 7,093 $ 200,306
Tyler Technologies, Inc.* 476 279,826
Verint Systems, Inc.* 5,542 174,850
4,289,318
Total Common Stocks
(Cost $5,133,685)
5,352,136
Securities Lending Reinvestments (b) — 1 .4%
Investment Companies — 1 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $75,092) 75,092 75,092
Total Investments — 101.3%
(Cost $5,208,777) 5,427,228
Liabilities in excess of other assets — (1.3%) (67,575)
Net Assets — 100.0% $ 5,359,653
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $472,021, collateralized in the form of cash with a value of $75,092 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $430,135 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from October
3, 2024 – November 15, 2053. The total value of collateral is
$505,227.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $75,092.
(c) Rate shown is the 7-day yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
DI Depositary Interest
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 86 .8%
Israel 7 .0%
France 2 .5%
United Kingdom 2 .0%
Canada 1 .6%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

DECLINE OF THE RETAIL STORE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
Investments
Principal
Amount Value
Short-Term Investments — 132 .8%
Repurchase Agreements (a) — 86 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,820,403
(Cost $3,818,161) $ 3,818,161
$ 3,818,161
U.S. Treasury Obligations (b) — 46 .8%
U.S. Treasury Bills
5.27%, 11/21/2024 (c)
(Cost $2,075,626) 2,100,000 2,077,027
Total Short-Term Investments
(Cost $5,893,787) 5,895,188
Total Investments — 132.8%
(Cost $5,893,787) 5,895,188
Liabilities in excess of other assets — (32.8%) (1,457,080)
Net Assets — 100.0% $ 4,438,108
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,035,419.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,475,955) 11/6/2025 BNP Paribas SA (5.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (1,440,109)
(180,248) 11/7/2024 Goldman Sachs International (5.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 8,353
(552,215) 11/14/2024 Societe Generale (4.98)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (102,543)
(1,225,688) 1/26/2026 UBS AG (5.73)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 58,468
(4,434,106) (1,475,831)
Total Unrealized
Appreciation
66,821
Total Unrealized
Depreciation
(1,542,652)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks — 91 .2%
Construction & Engineering — 6.5%
Ferrovial SE 54,702 $ 2,282,047
Vinci SA 55,239 6,603,768
8,885,815
Diversified Telecommunication Services — 2.7%
Cellnex Telecom SA(a) 63,940 2,468,827
China Tower Corp. Ltd.,
Class
a
H(a) 5,105,736 628,575
Helios Towers plc* 88,033 131,106
Infrastrutture Wireless Italiane
SpA(a) 38,894 465,189
RAI Way SpA(a) 10,477 58,833
3,752,530
Electric Utilities — 12.1%
Edison International 29,278 2,548,064
Elia Group SA/NV 3,693 404,550
Eversource Energy 26,805 1,810,142
Exelon Corp. 75,931 2,892,212
Fortis, Inc. 53,759 2,365,532
Hydro One Ltd.(a) 34,642 1,177,568
PG&E Corp. 162,261 3,196,542
Redeia Corp. SA 43,871 833,144
Terna - Rete Elettrica Nazionale 153,422 1,333,338
16,561,092
Gas Utilities — 7.9%
APA Group 140,426 721,409
Atmos Energy Corp. 11,481 1,501,026
Beijing Enterprises Holdings
Ltd. 52,934 171,745
Brookfield Infrastructure Corp.,
Class
a
A 12,982 528,347
Chesapeake Utilities Corp. 1,737 205,695
China Gas Holdings Ltd. 321,149 271,818
China Resources Gas Group
Ltd. 98,743 333,035
Enagas SA 26,034 401,741
ENN Energy Holdings Ltd. 82,916 541,233
Hong Kong & China Gas Co.
Ltd. 1,184,166 964,304
Italgas SpA 53,928 303,425
Kunlun Energy Co. Ltd. 435,799 436,481
Naturgy Energy Group SA 20,162 513,940
New Jersey Resources Corp. 7,520 348,251
Northwest Natural Holding Co. 2,901 116,678
ONE Gas, Inc. 4,273 294,581
Snam SpA 223,551 1,107,809
Southwest Gas Holdings, Inc. 4,644 337,712
Spire, Inc. 4,435 292,577
Toho Gas Co. Ltd. 10,662 313,172
Tokyo Gas Co. Ltd. 40,610 1,012,264
10,717,243
Media — 0.2%
Eutelsat Communications
SACA*(b) 29,524 140,399
Investments Shares Value
Common Stocks (continued)
SES SA, Class
a
A, ADR 36,642 $ 197,255
337,654
Multi-Utilities — 12.0%
ACEA SpA(b) 4,459 82,511
CenterPoint Energy, Inc. 48,680 1,328,964
Consolidated Edison, Inc. 26,316 2,672,653
National Grid plc 525,233 6,888,228
NiSource, Inc. 34,114 1,127,809
Northwestern Energy Group,
Inc. 4,710 256,177
Sempra 48,156 3,957,460
Unitil Corp. 1,228 74,048
16,387,850
Oil, Gas & Consumable Fuels — 27.3%
Antero Midstream Corp. 25,754 382,962
Cheniere Energy, Inc. 17,391 3,221,857
DT Midstream, Inc. 7,458 586,124
Enbridge, Inc. 231,820 9,326,814
EnLink Midstream LLC 17,858 256,441
Gibson Energy, Inc. 17,727 292,545
Hess Midstream LP, Class
a
A 6,969 260,292
Keyera Corp. 25,158 753,629
Kinder Morgan, Inc. 146,604 3,162,248
Koninklijke Vopak NV 7,251 333,274
New Fortress Energy, Inc.(b) 5,061 62,351
ONEOK, Inc. 44,413 4,101,985
Pembina Pipeline Corp. 63,188 2,545,525
Targa Resources Corp. 16,872 2,478,497
TC Energy Corp. 113,131 5,239,964
Williams Cos., Inc. (The) 92,741 4,244,756
37,249,264
Specialized REITs — 9.9%
American Tower Corp., REIT 35,534 7,961,748
Crown Castle, Inc., REIT 33,002 3,696,884
SBA Communications Corp.,
Class
a
A, REIT 8,176 1,853,172
13,511,804
Transportation Infrastructure — 7.6%
Aena SME SA(a) 8,015 1,617,796
Aeroports de Paris SA 4,356 570,592
Atlas Arteria Ltd. 125,073 431,744
Auckland International Airport
Ltd. 143,673 681,263
Beijing Capital International
Airport Co. Ltd., Class
a
H* 191,107 57,348
China Merchants Port Holdings
Co. Ltd. 141,312 212,028
Corp. America Airports SA* 3,232 48,674
COSCO SHIPPING Ports Ltd. 167,172 99,474
Flughafen Zurich AG
(Registered) 2,095 489,215
Fraport AG Frankfurt Airport
Services Worldwide* 4,006 202,459
Getlink SE 35,662 643,150
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,796 243,210

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,180 $ 742,702
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,978 532,853
Japan Airport Terminal Co. Ltd. 10,315 354,699
Jiangsu Expressway Co. Ltd.,
Class
a
H 135,079 133,212
Shenzhen Expressway Corp.
Ltd., Class
a
H 68,351 58,904
Transurban Group 336,427 3,085,479
Westshore Terminals
Investment Corp. 3,753 66,586
Yuexiu Transport Infrastructure
Ltd. 99,553 45,577
10,316,965
Water Utilities — 5.0%
American States Water Co. 2,880 234,490
American Water Works Co., Inc. 14,825 2,121,754
Beijing Enterprises Water Group
Ltd. 495,781 144,962
California Water Service Group 4,483 248,044
China Water Affairs Group Ltd. 95,332 57,093
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR 49,721 834,816
Consolidated Water Co. Ltd.,
Class
a
D 1,171 32,507
Essential Utilities, Inc. 18,962 739,328
Pennon Group plc 31,389 248,782
Severn Trent plc 29,942 1,010,990
SJW Group 2,263 133,494
United Utilities Group plc 74,355 995,546
6,801,806
Total Common Stocks
(Cost $125,082,259)
124,522,023
Master Limited Partnerships — 7 .7%
Multi-Utilities — 0.6%
Brookfield Infrastructure
Partners LP 24,424 785,232
Oil, Gas & Consumable Fuels — 7.1%
Cheniere Energy Partners LP 2,979 145,911
Energy Transfer LP 223,104 3,591,974
Enterprise Products Partners LP 110,472 3,241,249
Genesis Energy LP 8,609 119,321
MPLX LP 27,065 1,160,547
Plains All American Pipeline LP 35,001 627,918
Plains GP Holdings LP Class A 15,169 291,245
Western Midstream Partners LP 14,611 563,692
9,741,857
Total Master Limited Partnerships
(Cost $9,677,393)
10,527,089
Closed End Funds — 0 .5%
Capital Markets — 0.5%
3i Infrastructure plc 72,495 325,610
Investments Shares Value
Closed End Funds (continued)
Hicl Infrastructure plc 224,698 $ 372,411
Total Closed End Funds
(Cost $778,061)
698,021
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $80,440) 80,440 80,440
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $342,887
(Cost $342,685) $ 342,685
342,685
Total Investments — 99.8%
(Cost $135,960,838) 136,170,258
Other assets less liabilities — 0.2% 289,887
Net Assets — 100.0% $ 136,460,145
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $220,680, collateralized in the form of cash with a value of $80,440 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $148,375 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 5.50%, and maturity dates ranging from
September 30, 2024 – February 15, 2053. The total value of
collateral is $228,815.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $80,440.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 50 .2%
Canada 16 .9%
United Kingdom 7 .3%
Spain 6 .0%
France 5 .8%
Australia 3 .1%
Italy 2 .5%
China 1 .9%
Japan 1 .2%
Hong Kong 1 .1%
Mexico 1 .1%
Brazil 0 .6%
New Zealand 0 .5%
Switzerland 0 .4%
Belgium 0 .3%
Netherlands 0 .2%
Germany 0 .2%
Luxembourg 0 .1%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

EQUITIES FOR RISING RATES ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 1.6%
General Motors Co. 4,910 $ 244,420
Banks — 4.2%
JPMorgan Chase & Co. 1,504 338,099
Wells Fargo & Co. 5,121 299,425
637,524
Beverages — 2.3%
Constellation Brands, Inc.,
Class
a
A 1,477 355,529
Capital Markets — 3.5%
LPL Financial Holdings, Inc. 1,088 244,082
Raymond James Financial, Inc. 2,459 294,023
538,105
Chemicals — 7.8%
Albemarle Corp.(a) 1,592 143,678
CF Industries Holdings, Inc. 2,052 170,501
Corteva, Inc. 7,046 403,736
Linde plc 346 165,474
LyondellBasell Industries NV,
Class
a
A 1,590 156,933
Westlake Corp. 1,049 152,567
1,192,889
Consumer Staples Distribution & Retail — 2.7%
Sysco Corp. 5,324 415,112
Containers & Packaging — 1.0%
Avery Dennison Corp. 695 154,186
Distributors — 3.0%
Genuine Parts Co. 1,648 236,092
LKQ Corp. 5,484 228,080
464,172
Energy Equipment & Services — 5.5%
Halliburton Co. 13,502 419,777
Schlumberger NV 9,667 425,251
845,028
Food Products — 9.3%
Archer-Daniels-Midland Co. 6,288 383,505
Bunge Global SA 3,560 360,913
Hershey Co. (The) 2,067 399,055
Lamb Weston Holdings, Inc. 4,522 280,002
1,423,475
Ground Transportation — 1.5%
Uber Technologies, Inc.* 3,138 229,482
Health Care Providers & Services — 7.4%
Cencora, Inc. 1,687 404,155
CVS Health Corp. 6,435 368,339
Investments
Shares Value
Common Stocks (continued)
McKesson Corp. 650 $ 364,702
1,137,196
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc. 1,508 238,490
Insurance — 13.3%
Aflac, Inc. 3,403 375,555
American International Group,
Inc. 4,095 315,520
Hartford Financial Services
Group, Inc. (The) 3,024 351,087
MetLife, Inc. 4,332 335,643
Prudential Financial, Inc. 2,595 314,410
W R Berkley Corp. 5,804 346,499
2,038,714
Media — 1.8%
Fox Corp., Class
a
A 6,637 274,573
Metals & Mining — 3.8%
Freeport-McMoRan, Inc. 3,130 138,596
Nucor Corp. 961 145,985
Reliance, Inc. 532 152,498
Steel Dynamics, Inc. 1,174 140,305
577,384
Oil, Gas & Consumable Fuels — 23.5%
ConocoPhillips 3,986 453,567
Coterra Energy, Inc. 17,100 416,043
Diamondback Energy, Inc. 2,277 444,265
EOG Resources, Inc. 3,622 466,586
Exxon Mobil Corp. 3,961 467,160
Marathon Petroleum Corp. 2,629 465,649
Phillips 66 3,230 453,201
Valero Energy Corp. 2,909 426,838
3,593,309
Passenger Airlines — 2.7%
Delta Air Lines, Inc. 4,808 204,292
United Airlines Holdings, Inc.* 4,688 206,459
410,751
Specialty Retail — 3.2%
AutoZone, Inc.* 77 244,974
O'Reilly Automotive, Inc.* 216 244,073
489,047
Total Common Stocks
(Cost $15,042,217)
15,259,386
Securities Lending Reinvestments (b) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $148,665) 148,665 148,665

AUGUST 31, 2024 (Unaudited) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $22,757
(Cost $22,746) $ 22,746
$ 22,746
Total Investments — 100.8%
(Cost $15,213,628) 15,430,797
Liabilities in excess of other assets — (0.8%) (125,448)
Net Assets — 100.0% $ 15,305,349
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $143,498, collateralized in the form of cash with a value of $148,665 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $148,665.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

GLOBAL LISTED PRIVATE EQUITY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Investments Shares Value
Common Stocks — 85 .9%
Capital Markets — 71.8%
3i Group plc 28,867 $ 1,205,192
Ares Capital Corp. 51,617 1,088,086
Barings BDC, Inc. 16,128 162,086
Capital Southwest Corp. 7,703 195,117
FS KKR Capital Corp.(a) 44,047 891,071
Gimv NV 3,540 154,764
Goldman Sachs BDC, Inc. 18,578 262,507
Golub Capital BDC, Inc. 31,197 464,523
Hercules Capital, Inc. 23,862 457,434
IP Group plc* 176,492 96,887
Main Street Capital Corp. 13,583 671,000
MidCap Financial Investment
Corp. 11,546 160,836
New Mountain Finance Corp. 16,124 198,486
Oaktree Specialty Lending
Corp. 13,325 228,257
Onex Corp. 10,476 740,196
Prospect Capital Corp. 61,572 322,022
Ratos AB, Class
a
B 34,311 113,143
Sixth Street Specialty Lending,
Inc. 16,255 345,256
SLR Investment Corp. 8,372 133,450
7,890,313
Financial Services — 14.1%
Compass Diversified Holdings 10,848 240,283
Eurazeo SE 6,104 481,087
Kinnevik AB, Class
a
B* 41,835 332,335
Wendel SE 4,893 496,250
1,549,955
Total Common Stocks
(Cost $9,562,129)
9,440,268
Closed End Funds — 13 .3%
Capital Markets — 13.3%
Apax Global Alpha Ltd.(b) 73,270 138,950
Investments Shares Value
Closed End Funds (continued)
HBM Healthcare Investments
AG Class A 998 $ 212,503
HgCapital Trust plc 70,898 479,518
NB Private Equity Partners Ltd. 7,537 157,582
Oakley Capital Investments Ltd. 24,734 168,912
Partners Group Private Equity
Ltd. 10,435 129,767
Syncona Ltd.* 111,018 177,876
Total Closed End Funds
(Cost $1,332,950)
1,465,108
Principal
Amount
Short-Term Investments — 0 .7%
Repurchase Agreements (c) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $75,908
(Cost $75,864) $ 75,864
75,864
Total Investments — 99.9%
(Cost $10,970,943) 10,981,240
Other assets less liabilities — 0.1% 10,727
Net Assets — 100.0% $ 10,991,967
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $891,051, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from October 3, 2024 – November
15, 2053. The total value of collateral is $909,291.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 53 .0%
United Kingdom 23 .2%
France 8 .9%
Canada 6 .7%
Sweden 4 .1%
Switzerland 1 .9%
Belgium 1 .4%
Other
a
0 .8%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) — 20.5%
Aerospace & Defense — 0.2%
AAR Corp.* 75 $ 4,933
AeroVironment, Inc.* 57 11,614
AerSale Corp.* 73 372
Archer Aviation, Inc., Class
a
A* 509 1,731
Astronics Corp.* 62 1,390
Byrna Technologies, Inc.* 38 440
Cadre Holdings, Inc. 57 2,066
Ducommun, Inc.* 30 1,952
Eve Holding, Inc.* 39 110
Intuitive Machines, Inc.* 62 308
Kratos Defense & Security
Solutions, Inc.* 323 7,410
Leonardo DRS, Inc.* 161 4,595
Mercury Systems, Inc.* 120 4,548
Moog, Inc., Class
a
A 62 12,239
National Presto Industries, Inc. 11 861
Park Aerospace Corp. 41 554
Redwire Corp.* 49 331
Rocket Lab USA, Inc.* 759 4,759
Terran Orbital Corp.* 336 82
Triumph Group, Inc.* 141 1,964
V2X, Inc.* 27 1,530
Virgin Galactic Holdings, Inc.* 41 274
VirTra, Inc.* 23 155
64,218
Air Freight & Logistics — 0.0%(b)
Air Transport Services Group,
Inc.* 112 1,888
Forward Air Corp. 55 1,747
Hub Group, Inc., Class
a
A 133 6,268
Radiant Logistics, Inc.* 77 491
10,394
Automobile Components — 0.3%
Adient plc* 198 4,479
American Axle & Manufacturing
Holdings, Inc.* 251 1,614
Cooper-Standard Holdings,
Inc.* 37 572
Dana, Inc. 285 3,218
Dorman Products, Inc.* 57 6,465
Fox Factory Holding Corp.* 92 3,724
Gentherm, Inc.* 69 3,487
Goodyear Tire & Rubber Co.
(The)* 622 5,486
Holley, Inc.* 102 329
LCI Industries 54 6,363
Luminar Technologies, Inc.,
Class
a
A* 731 746
Modine Manufacturing Co.* 113 13,735
Patrick Industries, Inc. 47 6,073
Phinia, Inc. 99 4,748
Solid Power, Inc.* 340 486
Standard Motor Products, Inc. 47 1,519
Stoneridge, Inc.* 60 860
Visteon Corp.* 60 6,074
Investments
Shares Value
Common Stocks (a) (continued)
XPEL, Inc.*(c) 55 $ 2,381
72,359
Automobiles — 0.0%(b)
Canoo, Inc.* 130 198
Livewire Group, Inc.* 40 263
Winnebago Industries, Inc. 62 3,699
4,160
Banks — 2.1%
1st Source Corp. 40 2,458
ACNB Corp. 18 756
Amalgamated Financial Corp. 39 1,287
Amerant Bancorp, Inc., Class
a
A 65 1,434
Ameris Bancorp 144 8,875
Ames National Corp. 19 361
Arrow Financial Corp. 36 1,098
Associated Banc-Corp. 327 7,482
Atlantic Union Bankshares
Corp. 195 7,738
Axos Financial, Inc.* 119 8,262
Banc of California, Inc. 303 4,309
BancFirst Corp. 43 4,575
Bancorp, Inc. (The)* 109 5,712
Bank First Corp. 21 1,975
Bank of Hawaii Corp. 85 5,641
Bank of Marin Bancorp 35 749
Bank of NT Butterfield & Son
Ltd. (The) 101 3,863
Bank7 Corp. 9 361
BankUnited, Inc. 163 6,264
Bankwell Financial Group, Inc. 14 427
Banner Corp. 75 4,468
Bar Harbor Bankshares 33 1,058
BayCom Corp. 23 530
BCB Bancorp, Inc. 33 410
Berkshire Hills Bancorp, Inc. 95 2,616
Blue Foundry Bancorp* 45 498
Bridgewater Bancshares, Inc.* 44 634
Brookline Bancorp, Inc. 192 1,964
Burke & Herbert Financial
Services Corp. 28 1,855
Business First Bancshares, Inc. 53 1,294
Byline Bancorp, Inc. 68 1,887
Cadence Bank 397 12,815
California BanCorp* 53 794
Camden National Corp. 32 1,279
Capital Bancorp, Inc. 20 512
Capital City Bank Group, Inc. 30 1,036
Capitol Federal Financial, Inc. 271 1,629
Carter Bankshares, Inc.* 50 865
Cathay General Bancorp 152 6,686
Central Pacific Financial Corp. 58 1,596
Chemung Financial Corp. 7 327
ChoiceOne Financial Services,
Inc. 15 467
Citizens & Northern Corp. 32 644
Citizens Financial Services, Inc. 10 569
City Holding Co. 32 3,800
Civista Bancshares, Inc. 33 560

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
CNB Financial Corp. 45 $ 1,094
Coastal Financial Corp.* 24 1,288
Colony Bankcorp, Inc. 36 540
Columbia Financial, Inc.* 60 1,066
Community Financial System,
Inc. 114 6,972
Community Trust Bancorp, Inc. 34 1,717
Community West Bancshares 37 755
ConnectOne Bancorp, Inc. 79 1,975
CrossFirst Bankshares, Inc.* 99 1,723
Customers Bancorp, Inc.* 65 3,368
CVB Financial Corp. 289 5,323
Dime Community Bancshares,
Inc. 77 2,003
Eagle Bancorp, Inc. 64 1,393
Eastern Bankshares, Inc. 421 7,144
Enterprise Bancorp, Inc. 21 651
Enterprise Financial Services
Corp. 81 4,286
Equity Bancshares, Inc.,
Class
a
A 32 1,305
Esquire Financial Holdings, Inc. 15 923
ESSA Bancorp, Inc. 18 332
Farmers & Merchants Bancorp,
Inc. 28 770
Farmers National Banc Corp. 79 1,228
FB Financial Corp. 77 3,713
Fidelity D&D Bancorp, Inc. 10 540
Financial Institutions, Inc. 33 859
First Bancorp 87 3,696
First Bancorp 359 7,675
First Bancorp, Inc. (The) 23 641
First Bancshares, Inc. (The) 67 2,295
First Bank 46 708
First Busey Corp. 116 3,138
First Business Financial
Services, Inc. 17 771
First Commonwealth Financial
Corp. 221 3,806
First Community Bankshares,
Inc. 37 1,632
First Financial Bancorp 206 5,453
First Financial Bankshares, Inc. 284 10,386
First Financial Corp. 25 1,118
First Financial Northwest, Inc. 15 340
First Foundation, Inc. 114 803
First Internet Bancorp 18 653
First Interstate BancSystem,
Inc., Class
a
A 171 5,310
First Merchants Corp. 127 4,953
First Mid Bancshares, Inc. 50 2,014
First of Long Island Corp. (The) 47 600
First Western Financial, Inc.* 17 327
Five Star Bancorp 36 1,049
Flushing Financial Corp. 60 876
FS Bancorp, Inc. 15 657
Fulton Financial Corp. 390 7,546
FVCBankcorp, Inc.* 36 444
German American Bancorp, Inc. 62 2,487
Glacier Bancorp, Inc. 249 11,778
Great Southern Bancorp, Inc. 19 1,132
Investments
Shares Value
Common Stocks (a) (continued)
Greene County Bancorp, Inc. 15 $ 511
Guaranty Bancshares, Inc. 17 591
Hancock Whitney Corp. 189 10,155
Hanmi Financial Corp. 66 1,307
HarborOne Bancorp, Inc. 87 1,148
HBT Financial, Inc. 28 628
Heartland Financial USA, Inc. 92 5,130
Heritage Commerce Corp. 130 1,323
Heritage Financial Corp. 75 1,713
Hilltop Holdings, Inc. 102 3,351
Hingham Institution For Savings
(The) 3 771
Home Bancorp, Inc. 16 715
Home BancShares, Inc. 411 11,442
HomeStreet, Inc. 40 640
HomeTrust Bancshares, Inc. 32 1,167
Hope Bancorp, Inc. 253 3,236
Horizon Bancorp, Inc. 95 1,522
Independent Bank Corp. 43 1,457
Independent Bank Corp. 93 5,888
Independent Bank Group, Inc. 79 4,599
International Bancshares Corp. 118 7,455
Investar Holding Corp. 20 372
John Marshall Bancorp, Inc. 27 540
Kearny Financial Corp. 119 810
Lakeland Financial Corp. 54 3,680
LCNB Corp. 27 432
LINKBANCORP, Inc. 48 302
Live Oak Bancshares, Inc. 76 3,267
Mercantile Bank Corp. 34 1,563
Metrocity Bankshares, Inc. 40 1,226
Metropolitan Bank Holding
Corp.* 23 1,189
Mid Penn Bancorp, Inc. 33 997
Middlefield Banc Corp. 16 448
Midland States Bancorp, Inc. 46 1,047
MidWestOne Financial Group,
Inc. 32 935
MVB Financial Corp. 25 525
National Bank Holdings Corp.,
Class
a
A 80 3,505
National Bankshares, Inc. 13 393
NB Bancorp, Inc.* 85 1,605
NBT Bancorp, Inc. 100 4,896
New York Community Bancorp,
Inc. 553 5,995
Nicolet Bankshares, Inc. 29 2,851
Northeast Bank 15 1,065
Northeast Community Bancorp,
Inc. 27 617
Northfield Bancorp, Inc. 86 1,042
Northrim Bancorp, Inc. 12 828
Northwest Bancshares, Inc. 278 3,850
Norwood Financial Corp. 16 436
Oak Valley Bancorp 15 400
OceanFirst Financial Corp. 125 2,234
OFG Bancorp 101 4,645
Old National Bancorp 686 13,617
Old Second Bancorp, Inc. 95 1,618
Orange County Bancorp, Inc. 11 632
Origin Bancorp, Inc. 64 2,142

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Orrstown Financial Services,
Inc. 40 $ 1,432
Pacific Premier Bancorp, Inc. 209 5,371
Park National Corp. 31 5,449
Parke Bancorp, Inc. 23 471
Pathward Financial, Inc. 56 3,854
PCB Bancorp 24 462
Peapack-Gladstone Financial
Corp. 36 1,028
Peoples Bancorp of North
Carolina, Inc. 10 291
Peoples Bancorp, Inc. 75 2,400
Peoples Financial Services
Corp. 20 952
Pioneer Bancorp, Inc.* 25 275
Plumas Bancorp 12 489
Ponce Financial Group, Inc.* 42 476
Preferred Bank 27 2,237
Premier Financial Corp. 77 1,930
Primis Financial Corp. 44 535
Princeton Bancorp, Inc. 11 410
Provident Bancorp, Inc.* 34 375
Provident Financial Services,
Inc. 275 5,244
QCR Holdings, Inc. 36 2,777
RBB Bancorp 37 850
Red River Bancshares, Inc. 10 531
Renasant Corp. 121 4,235
Republic Bancorp, Inc., Class
a
A 18 1,150
S&T Bancorp, Inc. 83 3,567
Sandy Spring Bancorp, Inc. 96 3,005
Seacoast Banking Corp. of
Florida 184 5,034
ServisFirst Bancshares, Inc. 111 8,998
Shore Bancshares, Inc. 67 951
Sierra Bancorp 29 874
Simmons First National Corp.,
Class
a
A 271 5,805
SmartFinancial, Inc. 35 1,023
South Plains Financial, Inc. 26 908
Southern First Bancshares,
Inc.* 17 552
Southern Missouri Bancorp,
Inc. 21 1,214
Southern States Bancshares,
Inc. 18 562
Southside Bancshares, Inc. 63 2,156
SouthState Corp. 166 16,117
Stellar Bancorp, Inc. 107 2,918
Sterling Bancorp, Inc.* 46 266
Stock Yards Bancorp, Inc. 56 3,394
Texas Capital Bancshares, Inc.* 101 6,789
Third Coast Bancshares, Inc.* 25 640
Timberland Bancorp, Inc. 16 500
Tompkins Financial Corp. 28 1,718
Towne Bank 153 5,301
TriCo Bancshares 70 3,182
Triumph Financial, Inc.* 48 4,031
TrustCo Bank Corp. 41 1,428
Trustmark Corp. 133 4,430
UMB Financial Corp. 98 10,152
Investments
Shares Value
Common Stocks (a) (continued)
United Bankshares, Inc. 288 $ 11,195
United Community Banks, Inc. 261 7,953
Unity Bancorp, Inc. 16 543
Univest Financial Corp. 63 1,793
USCB Financial Holdings, Inc. 23 343
Valley National Bancorp 941 8,168
Veritex Holdings, Inc. 115 2,897
Virginia National Bankshares
Corp. 10 397
WaFd, Inc. 146 5,354
Washington Trust Bancorp, Inc. 37 1,214
WesBanco, Inc. 126 4,058
West Bancorp, Inc. 35 698
Westamerica Bancorp 56 2,900
WSFS Financial Corp. 131 7,171
585,552
Beverages — 0.1%
Duckhorn Portfolio, Inc. (The)* 116 734
MGP Ingredients, Inc. 31 2,777
National Beverage Corp. 51 2,303
Primo Water Corp. 344 7,603
Vita Coco Co., Inc. (The)* 86 2,246
15,663
Biotechnology — 1.8%
2seventy bio, Inc.* 107 521
4D Molecular Therapeutics,
Inc.* 109 1,636
89bio, Inc.* 177 1,682
Absci Corp.* 174 766
ACADIA Pharmaceuticals, Inc.* 261 4,327
ACELYRIN, Inc.* 159 760
Achieve Life Sciences, Inc.* 75 329
Acrivon Therapeutics, Inc.* 26 247
Actinium Pharmaceuticals, Inc.* 66 131
Acumen Pharmaceuticals, Inc.* 91 249
ADC Therapeutics SA* 153 444
ADMA Biologics, Inc.* 491 8,499
Adverum Biotechnologies, Inc.* 45 312
Aerovate Therapeutics, Inc.* 29 56
Agenus, Inc.* 44 227
Agios Pharmaceuticals, Inc.* 123 5,647
Akebia Therapeutics, Inc.* 454 704
Akero Therapeutics, Inc.* 148 4,026
Aldeyra Therapeutics, Inc.* 109 627
Alector, Inc.* 176 929
Alkermes plc* 367 10,441
Allogene Therapeutics, Inc.* 229 602
Altimmune, Inc.* 155 1,038
ALX Oncology Holdings, Inc.* 72 167
Amicus Therapeutics, Inc.* 640 7,430
AnaptysBio, Inc.* 43 1,638
Anavex Life Sciences Corp.* 159 957
Anika Therapeutics, Inc.* 32 822
Annexon, Inc.* 184 1,049
Apogee Therapeutics, Inc.* 79 4,042
Applied Therapeutics, Inc.* 210 1,331
Arbutus Biopharma Corp.* 304 1,176
Arcellx, Inc.* 94 6,462

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Arcturus Therapeutics Holdings,
Inc.* 50 $ 1,055
Arcus Biosciences, Inc.* 119 2,037
Arcutis Biotherapeutics, Inc.* 232 2,524
Ardelyx, Inc.* 507 3,133
ArriVent Biopharma, Inc.* 21 561
Arrowhead Pharmaceuticals,
Inc.* 260 6,196
ARS Pharmaceuticals, Inc.* 107 1,389
Astria Therapeutics, Inc.* 98 1,199
Atossa Therapeutics, Inc.* 276 378
Aura Biosciences, Inc.* 101 803
Aurinia Pharmaceuticals, Inc.* 313 2,132
Avid Bioservices, Inc.* 136 1,433
Avidity Biosciences, Inc.* 236 10,384
Avita Medical, Inc.* 56 524
Beam Therapeutics, Inc.* 167 4,456
BioCryst Pharmaceuticals, Inc.* 451 3,919
Biohaven Ltd.* 164 6,462
Biomea Fusion, Inc.* 60 440
Black Diamond Therapeutics,
Inc.* 81 494
Bluebird Bio, Inc.* 418 235
Blueprint Medicines Corp.* 137 13,089
Boundless Bio, Inc.* 14 51
Bridgebio Pharma, Inc.* 307 8,550
C4 Therapeutics, Inc.* 128 809
Cabaletta Bio, Inc.* 94 529
Candel Therapeutics, Inc.* 43 290
Capricor Therapeutics, Inc.* 55 251
Cardiff Oncology, Inc.* 85 196
CareDx, Inc.* 109 3,350
Cargo Therapeutics, Inc.* 43 811
Caribou Biosciences, Inc.* 179 387
Cartesian Therapeutics, Inc.* 17 237
Catalyst Pharmaceuticals, Inc.* 254 5,144
Celcuity, Inc.* 51 814
Celldex Therapeutics, Inc.* 141 5,828
Century Therapeutics, Inc.* 100 176
CervoMed, Inc.* 12 223
CG oncology, Inc.* 51 1,881
Cibus, Inc., Class
a
A* 33 223
Cogent Biosciences, Inc.* 200 2,148
Coherus Biosciences, Inc.* 240 334
Compass Therapeutics, Inc.* 222 351
Corbus Pharmaceuticals
Holdings, Inc.* 22 1,346
Crinetics Pharmaceuticals, Inc.* 170 9,020
Cullinan Therapeutics, Inc.* 84 1,646
Cytokinetics, Inc.* 244 13,928
Day One Biopharmaceuticals,
Inc.* 113 1,564
Denali Therapeutics, Inc.* 271 6,623
Design Therapeutics, Inc.* 68 323
Dianthus Therapeutics, Inc.* 52 1,499
Disc Medicine, Inc.* 36 1,830
Dynavax Technologies Corp.* 287 3,220
Dyne Therapeutics, Inc.* 176 8,112
Editas Medicine, Inc.* 181 677
Elevation Oncology, Inc.* 114 89
Investments
Shares Value
Common Stocks (a) (continued)
Eliem Therapeutics, Inc.* 16 $ 112
Enanta Pharmaceuticals, Inc.* 44 567
Entrada Therapeutics, Inc.* 54 956
Erasca, Inc.* 246 711
Fate Therapeutics, Inc.* 218 800
Fennec Pharmaceuticals, Inc.* 51 284
Fibrobiologics, Inc.* 56 91
Foghorn Therapeutics, Inc.* 55 455
G1 Therapeutics, Inc.* 108 768
Galectin Therapeutics, Inc.* 44 119
Generation Bio Co.* 108 285
Geron Corp.* 1,256 5,966
Greenwich Lifesciences, Inc.* 13 182
Gyre Therapeutics, Inc.* 15 207
Halozyme Therapeutics, Inc.* 272 17,367
Heron Therapeutics, Inc.* 256 494
HilleVax, Inc.* 69 129
Humacyte, Inc.* 192 1,162
Ideaya Biosciences, Inc.* 179 7,070
IGM Biosciences, Inc.* 33 336
ImmunityBio, Inc.* 309 1,221
Immunome, Inc.* 112 1,700
Immunovant, Inc.* 127 3,924
Inhibrx Biosciences, Inc.* 23 335
Inmune Bio, Inc.* 27 179
Inovio Pharmaceuticals, Inc.* 55 397
Inozyme Pharma, Inc.* 113 626
Insmed, Inc.* 339 25,923
Intellia Therapeutics, Inc.* 210 4,712
Invivyd, Inc.* 173 147
Iovance Biotherapeutics, Inc.* 552 6,436
Ironwood Pharmaceuticals,
Inc., Class
a
A* 309 1,564
iTeos Therapeutics, Inc.* 57 960
Janux Therapeutics, Inc.* 61 2,866
Jasper Therapeutics, Inc.
(Registered)* 25 545
KalVista Pharmaceuticals, Inc.* 83 1,111
Keros Therapeutics, Inc.* 64 2,902
Kiniksa Pharmaceuticals
International plc, Class
a
A* 81 2,166
Kodiak Sciences, Inc.* 71 178
Korro Bio, Inc.* 13 620
Krystal Biotech, Inc.* 54 10,536
Kura Oncology, Inc.* 158 3,327
Kymera Therapeutics, Inc.* 97 4,691
Kyverna Therapeutics, Inc.* 37 297
Larimar Therapeutics, Inc.* 92 728
LENZ Therapeutics, Inc. 27 632
Lexeo Therapeutics, Inc.* 22 253
Lexicon Pharmaceuticals, Inc.* 250 433
Lineage Cell Therapeutics, Inc.* 322 285
Lyell Immunopharma, Inc.* 351 509
MacroGenics, Inc.* 134 470
Madrigal Pharmaceuticals, Inc.* 38 9,391
MannKind Corp.* 578 3,618
MeiraGTx Holdings plc* 85 346
Mersana Therapeutics, Inc.* 247 390
Metagenomi, Inc.* 14 42
MiMedx Group, Inc.* 259 1,772

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Mineralys Therapeutics, Inc.* 62 $ 769
Mirum Pharmaceuticals, Inc.* 86 3,707
Monte Rosa Therapeutics, Inc.* 66 407
Myriad Genetics, Inc.* 195 5,524
Neurogene, Inc.* 22 823
Nkarta, Inc.* 115 611
Novavax, Inc.* 308 3,813
Nurix Therapeutics, Inc.* 132 3,326
Nuvalent, Inc., Class
a
A* 70 5,959
Ocugen, Inc.* 558 725
Olema Pharmaceuticals, Inc.* 87 1,027
Organogenesis Holdings, Inc.,
Class
a
A* 157 452
ORIC Pharmaceuticals, Inc.* 134 1,390
Outlook Therapeutics, Inc.* 17 125
Ovid therapeutics, Inc.* 128 145
PepGen, Inc.* 34 327
Perspective Therapeutics, Inc.* 103 1,627
Poseida Therapeutics, Inc.,
Class
a
A* 150 429
Praxis Precision Medicines,
Inc.* 38 2,020
Precigen, Inc.* 276 304
Prelude Therapeutics, Inc.* 29 151
Prime Medicine, Inc.* 124 531
ProKidney Corp., Class
a
A* 138 331
Protagonist Therapeutics, Inc.* 127 5,447
Prothena Corp. plc* 93 2,071
PTC Therapeutics, Inc.* 166 5,863
Puma Biotechnology, Inc.* 90 225
Pyxis Oncology, Inc.* 107 406
Q32 Bio, Inc.* 13 565
RAPT Therapeutics, Inc.* 65 134
Recursion Pharmaceuticals,
Inc., Class
a
A* 451 3,283
REGENXBIO, Inc.* 100 1,222
Regulus Therapeutics, Inc.* 138 232
Relay Therapeutics, Inc.* 217 1,473
Renovaro, Inc.* 106 63
Replimune Group, Inc.* 110 1,119
REVOLUTION Medicines, Inc.* 332 14,153
Rhythm Pharmaceuticals, Inc.* 119 5,628
Rigel Pharmaceuticals, Inc.* 38 511
Rocket Pharmaceuticals, Inc.* 144 2,714
Sage Therapeutics, Inc.* 117 986
Sana Biotechnology, Inc.* 288 1,742
Savara, Inc.* 212 905
Scholar Rock Holding Corp.* 149 1,386
Sera Prognostics, Inc., Class
a
A* 60 441
Shattuck Labs, Inc.* 85 305
Skye Bioscience, Inc.* 38 235
Soleno Therapeutics, Inc.* 48 2,350
Solid Biosciences, Inc.* 49 438
SpringWorks Therapeutics, Inc.* 150 6,257
Spyre Therapeutics, Inc.* 76 2,185
Stoke Therapeutics, Inc.* 78 1,135
Summit Therapeutics, Inc.* 191 2,479
Sutro Biopharma, Inc.* 179 818
Syndax Pharmaceuticals, Inc.* 179 3,678
Tango Therapeutics, Inc.* 104 1,230
Investments
Shares Value
Common Stocks (a) (continued)
Taysha Gene Therapies, Inc.* 349 $ 782
Tenaya Therapeutics, Inc.* 120 322
Tevogen Bio Holdings, Inc.* 48 25
TG Therapeutics, Inc.* 305 7,164
Tourmaline Bio, Inc. 50 843
Travere Therapeutics, Inc.* 161 1,525
TScan Therapeutics, Inc.* 84 473
Twist Bioscience Corp.* 125 5,405
Tyra Biosciences, Inc.* 44 1,001
UroGen Pharma Ltd.* 75 1,043
Vanda Pharmaceuticals, Inc.* 124 656
Vaxcyte, Inc.* 238 19,221
Vera Therapeutics, Inc.,
Class
a
A* 85 3,215
Veracyte, Inc.* 168 5,300
Verastem, Inc.* 55 138
Vericel Corp.* 106 5,475
Verve Therapeutics, Inc.* 155 1,039
Vir Biotechnology, Inc.* 195 1,611
Viridian Therapeutics, Inc.* 136 1,996
Voyager Therapeutics, Inc.* 100 656
Werewolf Therapeutics, Inc.* 66 143
X4 Pharmaceuticals, Inc.* 367 257
XBiotech, Inc.* 40 256
Xencor, Inc.* 130 2,274
XOMA Royalty Corp.* 18 527
Y-mAbs Therapeutics, Inc.* 80 1,145
Zentalis Pharmaceuticals, Inc.* 125 434
Zura Bio Ltd., Class
a
A* 44 182
Zymeworks, Inc.* 122 1,431
519,611
Broadline Retail — 0.0%(b)
1stdibs.com, Inc.* 55 270
Groupon, Inc., Class
a
A* 50 694
Qurate Retail, Inc., Class
a
B* 2 8
Savers Value Village, Inc.* 51 451
1,423
Building Products — 0.3%
American Woodmark Corp.* 35 3,136
Apogee Enterprises, Inc. 48 3,206
AZZ, Inc. 64 5,323
Caesarstone Ltd.* 45 221
CSW Industrials, Inc. 34 11,479
Gibraltar Industries, Inc.* 67 4,668
Griffon Corp. 84 5,560
Insteel Industries, Inc. 41 1,410
Janus International Group, Inc.* 309 3,396
JELD-WEN Holding, Inc.* 187 2,663
Masterbrand, Inc.* 276 4,427
Quanex Building Products
Corp. 97 2,680
Resideo Technologies, Inc.* 319 6,431
Tecnoglass, Inc. 49 3,037
UFP Industries, Inc. 132 16,060
Zurn Elkay Water Solutions
Corp. 317 10,280
83,977

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Capital Markets — 0.3%
AlTi Global, Inc.* 74 $ 297
Artisan Partners Asset
Management, Inc., Class
a
A 137 5,698
AssetMark Financial Holdings,
Inc.* 50 1,757
B Riley Financial, Inc. 45 221
BGC Group, Inc., Class
a
A 806 7,963
Brightsphere Investment Group,
Inc. 60 1,463
Cohen & Steers, Inc. 60 5,362
Diamond Hill Investment Group,
Inc. 6 948
Donnelley Financial Solutions,
Inc.* 57 3,800
Forge Global Holdings, Inc.* 250 350
GCM Grosvenor, Inc., Class
a
A 90 980
Hamilton Lane, Inc., Class
a
A 84 12,839
MarketWise, Inc. 84 66
Moelis & Co., Class
a
A 154 10,286
Open Lending Corp.* 223 1,284
P10, Inc., Class
a
A 91 915
Patria Investments Ltd., Class
a
A 120 1,382
Perella Weinberg Partners,
Class
a
A 115 2,248
Piper Sandler Cos. 38 10,363
PJT Partners, Inc., Class
a
A 51 6,299
Silvercrest Asset Management
Group, Inc., Class
a
A 21 340
StepStone Group, Inc., Class
a
A 117 6,400
StoneX Group, Inc.* 60 4,972
Value Line, Inc. 2 83
Victory Capital Holdings, Inc.,
Class
a
A 90 4,911
Virtus Investment Partners, Inc. 15 3,175
WisdomTree, Inc. 304 3,083
97,485
Chemicals — 0.4%
AdvanSix, Inc. 56 1,655
American Vanguard Corp. 55 316
Arcadium Lithium plc* 2,364 6,407
Arq, Inc.* 54 368
ASP Isotopes, Inc.* 86 204
Aspen Aerogels, Inc.* 127 3,644
Avient Corp. 197 9,679
Balchem Corp. 71 12,569
Cabot Corp. 118 12,403
Core Molding Technologies,
Inc.* 16 286
Ecovyst, Inc.* 254 1,824
Hawkins, Inc. 42 5,320
HB Fuller Co. 119 10,194
Ingevity Corp.* 79 3,123
Innospec, Inc. 54 6,224
Intrepid Potash, Inc.* 24 592
Koppers Holdings, Inc. 45 1,781
Kronos Worldwide, Inc. 47 543
LSB Industries, Inc.* 116 920
Investments
Shares Value
Common Stocks (a) (continued)
Mativ Holdings, Inc. 118 $ 2,237
Minerals Technologies, Inc. 70 5,397
Northern Technologies
International Corp. 17 224
Orion SA 126 2,350
Perimeter Solutions SA* 292 3,419
PureCycle Technologies, Inc.* 269 1,641
Quaker Chemical Corp. 31 5,247
Rayonier Advanced Materials,
Inc.* 140 1,117
Sensient Technologies Corp. 92 7,161
Stepan Co. 47 3,649
Tronox Holdings plc 259 3,608
Valhi, Inc. 5 146
114,248
Commercial Services & Supplies — 0.4%
ABM Industries, Inc. 138 7,887
ACCO Brands Corp. 204 1,118
ACV Auctions, Inc., Class
a
A* 323 6,043
Aris Water Solutions, Inc.,
Class
a
A 58 976
Bridger Aerospace Group
Holdings, Inc.* 20 54
BrightView Holdings, Inc.* 96 1,533
Brink's Co. (The) 98 10,871
Casella Waste Systems, Inc.,
Class
a
A* 125 13,482
CECO Environmental Corp.* 64 1,853
Cimpress plc* 39 3,856
CompX International, Inc. 3 90
CoreCivic, Inc.* 241 3,321
Deluxe Corp. 97 1,997
Driven Brands Holdings, Inc.* 131 1,879
Ennis, Inc. 55 1,315
Enviri Corp.* 173 2,067
GEO Group, Inc. (The)* 271 3,759
Healthcare Services Group,
Inc.* 161 1,753
HNI Corp. 102 5,493
Interface, Inc., Class
a
A 125 2,360
LanzaTech Global, Inc.* 244 364
Liquidity Services, Inc.* 47 1,023
Matthews International Corp.,
Class
a
A 65 1,646
MillerKnoll, Inc. 156 4,594
Montrose Environmental Group,
Inc.* 69 2,270
NL Industries, Inc. 18 119
OPENLANE, Inc.* 234 4,055
Perma-Fix Environmental
Services, Inc.* 27 297
Pitney Bowes, Inc. 350 2,475
Quad/Graphics, Inc. 66 310
Quest Resource Holding Corp.* 38 336
Steelcase, Inc., Class
a
A 202 2,856
UniFirst Corp. 33 6,260
Viad Corp.* 45 1,548
Virco Mfg. Corp. 23 357
VSE Corp. 30 2,791
103,008

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Communications Equipment — 0.1%
ADTRAN Holdings, Inc.* 172 $ 960
Applied Optoelectronics, Inc.* 81 919
Aviat Networks, Inc.* 25 686
Calix, Inc.* 128 4,767
Clearfield, Inc.* 27 1,007
CommScope Holding Co., Inc.* 460 1,776
Digi International, Inc.* 78 2,298
Extreme Networks, Inc.* 274 4,316
Harmonic, Inc.* 241 3,482
Infinera Corp.* 435 2,736
NETGEAR, Inc.* 62 1,006
NetScout Systems, Inc.* 151 3,243
Ribbon Communications, Inc.* 198 675
Viasat, Inc.* 265 4,161
Viavi Solutions, Inc.* 480 4,133
36,165
Construction & Engineering — 0.3%
Ameresco, Inc., Class
a
A* 70 2,131
Arcosa, Inc. 106 9,698
Argan, Inc. 27 2,141
Bowman Consulting Group
Ltd., Class
a
A* 29 696
Centuri Holdings, Inc.* 30 513
Concrete Pumping Holdings,
Inc.* 52 337
Construction Partners, Inc.,
Class
a
A* 94 6,202
Dycom Industries, Inc.* 62 10,910
Fluor Corp.* 372 18,626
Granite Construction, Inc. 96 7,215
Great Lakes Dredge & Dock
Corp.* 144 1,433
IES Holdings, Inc.* 18 3,358
Limbach Holdings, Inc.* 22 1,422
Matrix Service Co.* 58 578
MYR Group, Inc.* 36 3,629
Northwest Pipe Co.* 21 924
Orion Group Holdings, Inc.* 67 507
Primoris Services Corp. 117 6,603
Southland Holdings, Inc.* 22 90
Sterling Infrastructure, Inc.* 66 7,889
Tutor Perini Corp.* 94 2,253
87,155
Construction Materials — 0.1%
Knife River Corp.* 124 9,780
Smith-Midland Corp.* 10 347
Summit Materials, Inc., Class
a
A* 264 10,692
United States Lime & Minerals,
Inc. 23 1,880
22,699
Consumer Finance — 0.2%
Atlanticus Holdings Corp.* 12 424
Bread Financial Holdings, Inc. 108 6,282
Consumer Portfolio Services,
Inc.* 19 157
Investments
Shares Value
Common Stocks (a) (continued)
Encore Capital Group, Inc.* 51 $ 2,554
Enova International, Inc.* 57 4,887
FirstCash Holdings, Inc. 85 10,208
Green Dot Corp., Class
a
A* 116 1,296
LendingClub Corp.* 238 2,892
LendingTree, Inc.* 22 1,274
Medallion Financial Corp. 41 331
Moneylion, Inc.* 19 882
Navient Corp. 176 2,980
Nelnet, Inc., Class
a
A 32 3,698
NerdWallet, Inc., Class
a
A* 84 1,086
OppFi, Inc. 40 191
PRA Group, Inc.* 85 1,982
PROG Holdings, Inc. 92 4,302
Regional Management Corp. 18 603
Upstart Holdings, Inc.* 168 7,140
World Acceptance Corp.* 8 943
54,112
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) 71 3,619
Chefs' Warehouse, Inc. (The)* 76 3,255
HF Foods Group, Inc.* 87 309
Ingles Markets, Inc., Class
a
A 32 2,368
Natural Grocers by Vitamin
Cottage, Inc. 20 532
PriceSmart, Inc. 55 4,927
SpartanNash Co. 75 1,657
Sprouts Farmers Market, Inc.* 220 22,891
United Natural Foods, Inc.* 128 1,936
Village Super Market, Inc.,
Class
a
A 19 611
Weis Markets, Inc. 36 2,433
44,538
Containers & Packaging — 0.0%(b)
Ardagh Metal Packaging SA 315 1,128
Greif, Inc., Class
a
A 54 3,376
Greif, Inc., Class
a
B 11 742
Myers Industries, Inc. 80 1,223
O-I Glass, Inc.* 338 4,289
Pactiv Evergreen, Inc. 88 1,038
Ranpak Holdings Corp.,
Class
a
A* 94 667
TriMas Corp. 89 2,270
14,733
Distributors — 0.0%(b)
A-Mark Precious Metals, Inc. 38 1,481
GigaCloud Technology, Inc.,
Class
a
A* 51 991
Weyco Group, Inc. 13 434
2,906
Diversified Consumer Services — 0.2%
2U, Inc.* 1 —(d)
Adtalem Global Education, Inc.* 85 6,435
American Public Education,
Inc.* 34 568
Carriage Services, Inc., Class
a
A 30 994

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Chegg, Inc.* 217 $ 469
Coursera, Inc.* 300 2,430
European Wax Center, Inc.,
Class
a
A* 74 511
Frontdoor, Inc.* 171 8,222
Graham Holdings Co., Class
a
B 7 5,566
Laureate Education, Inc. 293 4,518
Lincoln Educational Services
Corp.* 57 710
Mister Car Wash, Inc.* 204 1,328
Nerdy, Inc.* 159 172
OneSpaWorld Holdings Ltd. 219 3,476
Perdoceo Education Corp. 143 3,209
Strategic Education, Inc. 48 4,632
Stride, Inc.* 93 7,658
Udemy, Inc.* 209 1,770
Universal Technical Institute,
Inc.* 86 1,501
54,169
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 159 3,147
Alpine Income Property Trust,
Inc., REIT 27 514
American Assets Trust, Inc.,
REIT 105 2,861
Armada Hoffler Properties, Inc.,
REIT 145 1,785
Broadstone Net Lease, Inc.,
REIT 411 7,521
CTO Realty Growth, Inc., REIT 48 913
Empire State Realty Trust, Inc.,
Class
a
A, REIT 292 3,151
Essential Properties Realty
Trust, Inc., REIT 383 12,221
Gladstone Commercial Corp.,
REIT 87 1,330
Global Net Lease, Inc., REIT 438 3,776
NexPoint Diversified Real
Estate Trust, REIT 70 413
One Liberty Properties, Inc.,
REIT 35 936
38,568
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 28 993
AST SpaceMobile, Inc.,
Class
a
A* 257 7,463
ATN International, Inc. 23 615
Bandwidth, Inc., Class
a
A* 54 927
Cogent Communications
Holdings, Inc. 96 6,718
Consolidated Communications
Holdings, Inc.* 168 768
Globalstar, Inc.* 1,591 1,989
IDT Corp., Class
a
B 34 1,304
Liberty Latin America Ltd.,
Class
a
A* 72 682
Liberty Latin America Ltd.,
Class
a
C* 294 2,784
Lumen Technologies, Inc.* 2,208 11,592
Investments
Shares Value
Common Stocks (a) (continued)
Shenandoah
Telecommunications Co. 106 $ 1,603
37,438
Electric Utilities — 0.2%
ALLETE, Inc. 127 8,071
Genie Energy Ltd., Class
a
B 28 469
Hawaiian Electric Industries,
Inc.* 243 2,607
MGE Energy, Inc. 80 6,936
Otter Tail Corp. 90 7,610
Portland General Electric Co. 222 10,680
TXNM Energy, Inc. 196 8,032
44,405
Electrical Equipment — 0.2%
Allient, Inc. 32 680
American Superconductor
Corp.* 74 1,496
Amprius Technologies, Inc.* 31 33
Array Technologies, Inc.* 333 2,234
Atkore, Inc. 80 7,466
Blink Charging Co.* 210 391
Bloom Energy Corp., Class
a
A* 434 5,169
ChargePoint Holdings, Inc.* 847 1,592
Energy Vault Holdings, Inc.* 225 227
EnerSys 87 8,816
Enovix Corp.* 324 3,085
Fluence Energy, Inc.* 133 2,443
Freyr Battery, Inc.* 245 301
FuelCell Energy, Inc.* 989 400
GrafTech International Ltd.* 565 388
LSI Industries, Inc. 61 971
Net Power, Inc.* 46 390
NEXTracker, Inc., Class
a
A* 254 10,330
NuScale Power Corp., Class
a
A* 169 1,391
Plug Power, Inc.* 1,377 2,589
Powell Industries, Inc. 20 3,349
Preformed Line Products Co. 5 600
SES AI Corp.* 284 304
Shoals Technologies Group,
Inc., Class
a
A* 374 2,016
SolarMax Technology, Inc.* 11 12
Solidion Technology, Inc.* 19 6
Stem, Inc.* 331 193
Sunrun, Inc.* 477 9,788
Thermon Group Holdings, Inc.* 73 2,294
TPI Composites, Inc.* 101 437
Ultralife Corp.* 22 230
Vicor Corp.* 49 1,887
71,508
Electronic Equipment, Instruments & Components — 0.6%
908 Devices, Inc.* 52 205
Advanced Energy Industries,
Inc. 82 8,699
Aeva Technologies, Inc.* 50 165
Arlo Technologies, Inc.* 208 2,442
Badger Meter, Inc. 64 13,244
Bel Fuse, Inc., Class
a
A 4 345

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Bel Fuse, Inc., Class
a
B 23 $ 1,560
Belden, Inc. 88 9,441
Benchmark Electronics, Inc. 78 3,316
Climb Global Solutions, Inc. 9 855
CTS Corp. 66 3,251
Daktronics, Inc.* 81 1,170
ePlus, Inc.* 57 5,470
Evolv Technologies Holdings,
Inc.* 285 1,123
Fabrinet* 80 19,492
FARO Technologies, Inc.* 39 702
Insight Enterprises, Inc.* 61 13,241
Iteris, Inc.* 93 656
Itron, Inc.* 100 10,222
Kimball Electronics, Inc.* 53 978
Knowles Corp.* 193 3,561
Lightwave Logic, Inc.* 262 773
Methode Electronics, Inc. 74 771
MicroVision, Inc.* 450 427
Mirion Technologies, Inc.,
Class
a
A* 436 4,726
Napco Security Technologies,
Inc. 77 3,571
nLight, Inc.* 100 1,194
Novanta, Inc.* 78 14,296
OSI Systems, Inc.* 35 5,245
Ouster, Inc.* 94 666
PAR Technology Corp.* 74 3,995
PC Connection, Inc. 25 1,827
Plexus Corp.* 59 7,558
Powerfleet, Inc.* 197 983
Richardson Electronics Ltd. 27 320
Rogers Corp.* 41 4,398
Sanmina Corp.* 120 8,326
ScanSource, Inc.* 55 2,802
SmartRent, Inc., Class
a
A* 421 716
TTM Technologies, Inc.* 220 4,279
Vishay Intertechnology, Inc. 276 5,561
Vishay Precision Group, Inc.* 26 718
173,290
Energy Equipment & Services — 0.5%
Archrock, Inc. 337 6,818
Atlas Energy Solutions, Inc.,
Class
a
A 148 3,121
Borr Drilling Ltd. 517 3,138
Bristow Group, Inc., Class
a
A* 54 2,150
Cactus, Inc., Class
a
A 143 8,511
ChampionX Corp. 416 12,950
Core Laboratories, Inc. 102 1,995
Diamond Offshore Drilling, Inc.* 223 3,198
DMC Global, Inc.* 43 532
Drilling Tools International
Corp.* 26 107
Dril-Quip, Inc.* 75 1,223
Expro Group Holdings NV* 207 4,111
Forum Energy Technologies,
Inc.* 26 451
Geospace Technologies Corp.* 27 279
Investments
Shares Value
Common Stocks (a) (continued)
Helix Energy Solutions Group,
Inc.* 314 $ 3,523
Helmerich & Payne, Inc. 211 6,885
Kodiak Gas Services, Inc. 44 1,221
Liberty Energy, Inc., Class
a
A 352 7,248
Mammoth Energy Services,
Inc.* 53 203
Nabors Industries Ltd.* 20 1,507
Natural Gas Services Group,
Inc.* 23 504
Newpark Resources, Inc.* 181 1,490
Noble Corp. plc 249 9,499
Oceaneering International, Inc.* 220 5,938
Oil States International, Inc.* 134 709
Patterson-UTI Energy, Inc. 871 8,022
ProFrac Holding Corp.,
Class
a
A* 48 329
ProPetro Holding Corp.* 198 1,572
Ranger Energy Services, Inc.,
Class
a
A 36 448
RPC, Inc. 185 1,188
SEACOR Marine Holdings, Inc.* 53 607
Seadrill Ltd.* 162 6,985
Select Water Solutions, Inc.,
Class
a
A 199 2,295
Solaris Oilfield Infrastructure,
Inc., Class
a
A 55 697
TETRA Technologies, Inc.* 274 871
Tidewater, Inc.* 106 9,402
Transocean Ltd.* 1,591 7,541
Valaris Ltd.* 137 8,365
135,633
Entertainment — 0.1%
AMC Entertainment Holdings,
Inc., Class
a
A* 607 2,926
Atlanta Braves Holdings, Inc.,
Class
a
A* 22 1,003
Atlanta Braves Holdings, Inc.,
Class
a
C* 109 4,674
Cinemark Holdings, Inc.* 241 6,599
Eventbrite, Inc., Class
a
A* 181 575
Golden Matrix Group, Inc.* 43 111
IMAX Corp.* 94 1,992
Lions Gate Entertainment
Corp., Class
a
A* 130 1,010
Lions Gate Entertainment
Corp., Class
a
B* 265 1,834
LiveOne, Inc.* 148 257
Madison Square Garden
Entertainment Corp., Class
a
A* 85 3,589
Marcus Corp. (The) 52 736
Playstudios, Inc.* 192 292
Reservoir Media, Inc.* 42 326
Sphere Entertainment Co.* 58 2,703
Vivid Seats, Inc., Class
a
A* 171 795
29,422
Financial Services — 0.6%
Acacia Research Corp.* 82 394
Alerus Financial Corp. 39 876

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
AvidXchange Holdings, Inc.* 379 $ 3,059
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 60 1,881
Burford Capital Ltd. 437 5,904
Cannae Holdings, Inc. 123 2,463
Cantaloupe, Inc.* 127 879
Cass Information Systems, Inc. 30 1,303
Compass Diversified Holdings 145 3,212
Enact Holdings, Inc. 64 2,275
Essent Group Ltd. 228 14,658
EVERTEC, Inc. 141 4,829
Federal Agricultural Mortgage
Corp., Class
a
C 20 3,949
Flywire Corp.* 263 4,763
HA Sustainable Infrastructure
Capital, Inc. 245 7,933
I3 Verticals, Inc., Class
a
A* 49 1,110
International Money Express,
Inc.* 69 1,252
Jackson Financial, Inc., Class
a
A 167 15,025
Marqeta, Inc., Class
a
A* 1,017 5,421
Merchants Bancorp 37 1,697
Mr Cooper Group, Inc.* 139 13,040
NCR Atleos Corp.* 157 4,492
NewtekOne, Inc. 51 639
NMI Holdings, Inc., Class
a
A* 173 7,105
Onity Group, Inc.* 14 406
Pagseguro Digital Ltd., Class
a
A* 411 4,550
Payoneer Global, Inc.* 618 4,592
Paysafe Ltd.* 70 1,568
Paysign, Inc.* 72 341
PennyMac Financial Services,
Inc. 58 6,264
Priority Technology Holdings,
Inc.* 40 240
Radian Group, Inc. 331 11,966
Remitly Global, Inc.* 316 4,313
Repay Holdings Corp., Class
a
A* 197 1,667
Sezzle, Inc.* 5 681
StoneCo Ltd., Class
a
A* 624 8,274
SWK Holdings Corp.* 7 123
Velocity Financial, Inc.* 20 375
Walker & Dunlop, Inc. 70 7,494
Waterstone Financial, Inc. 36 545
161,558
Food Products — 0.2%
Alico, Inc. 15 440
B&G Foods, Inc. 170 1,440
Beyond Meat, Inc.* 130 790
BRC, Inc., Class
a
A* 114 505
Calavo Growers, Inc. 36 829
Cal-Maine Foods, Inc. 89 6,412
Dole plc 164 2,642
Forafric Global plc* 12 135
Fresh Del Monte Produce, Inc. 74 2,164
Hain Celestial Group, Inc. (The)* 196 1,568
J & J Snack Foods Corp. 33 5,616
John B Sanfilippo & Son, Inc. 20 1,897
Investments
Shares Value
Common Stocks (a) (continued)
Lancaster Colony Corp. 43 $ 7,343
Lifeway Foods, Inc.* 10 192
Limoneira Co. 36 903
Mama's Creations, Inc.* 72 577
Mission Produce, Inc.* 95 1,018
Seneca Foods Corp., Class
a
A* 10 603
Simply Good Foods Co. (The)* 199 6,286
SunOpta, Inc.* 200 1,150
TreeHouse Foods, Inc.* 107 4,397
Utz Brands, Inc. 142 2,398
Vital Farms, Inc.* 71 2,233
Westrock Coffee Co.* 74 592
WK Kellogg Co. 143 2,455
54,585
Gas Utilities — 0.2%
Brookfield Infrastructure Corp.,
Class
a
A 262 10,663
Chesapeake Utilities Corp. 48 5,684
New Jersey Resources Corp. 214 9,910
Northwest Natural Holding Co. 83 3,338
ONE Gas, Inc. 123 8,480
RGC Resources, Inc. 18 383
Southwest Gas Holdings, Inc. 133 9,672
Spire, Inc. 118 7,785
55,915
Ground Transportation — 0.1%
ArcBest Corp. 51 5,421
Covenant Logistics Group, Inc.,
Class
a
A 18 948
FTAI Infrastructure, Inc. 220 2,187
Heartland Express, Inc. 102 1,263
Hertz Global Holdings, Inc.* 268 815
Marten Transport Ltd. 127 2,216
PAM Transportation Services,
Inc.* 13 236
RXO, Inc.* 254 7,229
Universal Logistics Holdings,
Inc. 15 634
Werner Enterprises, Inc. 138 5,100
26,049
Health Care Equipment & Supplies — 0.7%
Accuray, Inc.* 209 456
Alphatec Holdings, Inc.* 224 1,546
AngioDynamics, Inc.* 83 619
Artivion, Inc.* 87 2,361
AtriCure, Inc.* 103 2,700
Avanos Medical, Inc.* 99 2,398
Axogen, Inc.* 92 1,210
Axonics, Inc.* 111 7,677
Bioventus, Inc., Class
a
A* 82 824
Cerus Corp.* 394 890
CONMED Corp. 67 4,906
CVRx, Inc.* 29 286
Embecta Corp. 126 2,059
Fractyl Health, Inc.* 16 56
Glaukos Corp.* 107 14,326
Haemonetics Corp.* 109 8,238

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
ICU Medical, Inc.* 47 $ 7,770
Inari Medical, Inc.* 115 4,971
Inmode Ltd.* 173 2,891
Inogen, Inc.* 52 638
Integer Holdings Corp.* 73 9,495
Integra LifeSciences Holdings
Corp.* 149 3,031
iRadimed Corp. 18 845
iRhythm Technologies, Inc.* 68 4,820
Lantheus Holdings, Inc.* 148 15,758
LeMaitre Vascular, Inc. 44 3,973
LivaNova plc* 119 5,996
Merit Medical Systems, Inc.* 125 12,085
Neogen Corp.* 476 8,211
NeuroPace, Inc.* 30 238
Nevro Corp.* 79 489
Novocure Ltd.* 232 4,510
Omnicell, Inc.* 100 4,448
OraSure Technologies, Inc.* 163 730
Orchestra BioMed Holdings,
Inc.* 51 342
Orthofix Medical, Inc.* 74 1,290
OrthoPediatrics Corp.* 36 1,150
Paragon 28, Inc.* 103 857
PROCEPT BioRobotics Corp.* 92 7,268
Pulmonx Corp.* 83 608
Pulse Biosciences, Inc.* 40 746
RxSight, Inc.* 74 4,173
Sanara Medtech, Inc.* 9 323
Semler Scientific, Inc.* 10 267
SI-BONE, Inc.* 89 1,479
Sight Sciences, Inc.* 77 521
Silk Road Medical, Inc.* 86 2,331
STAAR Surgical Co.* 108 3,574
Stereotaxis, Inc.* 120 275
Surmodics, Inc.* 30 1,189
Tactile Systems Technology,
Inc.* 52 712
Tandem Diabetes Care, Inc.* 141 6,133
TransMedics Group, Inc.* 70 11,764
Treace Medical Concepts, Inc.* 106 654
UFP Technologies, Inc.* 16 5,460
Utah Medical Products, Inc. 7 476
Varex Imaging Corp.* 85 1,061
Zimvie, Inc.* 59 1,023
Zynex, Inc.* 33 259
195,386
Health Care Providers & Services — 0.6%
Accolade, Inc.* 162 703
AdaptHealth Corp., Class
a
A* 222 2,440
Addus HomeCare Corp.* 34 4,522
agilon health, Inc.* 673 2,746
AirSculpt Technologies, Inc.* 29 121
Alignment Healthcare, Inc.* 218 1,964
AMN Healthcare Services, Inc.* 83 4,401
Astrana Health, Inc.* 94 4,492
Aveanna Healthcare Holdings,
Inc.* 114 644
Investments
Shares Value
Common Stocks (a) (continued)
BrightSpring Health Services,
Inc.* 117 $ 1,468
Brookdale Senior Living, Inc.* 418 2,972
CareMax, Inc.* 1 2
Castle Biosciences, Inc.* 56 1,662
Community Health Systems,
Inc.* 274 1,493
CorVel Corp.* 19 6,094
Cross Country Healthcare, Inc.* 73 1,089
DocGo, Inc.* 222 839
Enhabit, Inc.* 109 920
Ensign Group, Inc. (The) 121 18,315
Fulgent Genetics, Inc.* 44 993
GeneDx Holdings Corp.,
Class
a
A* 27 862
Guardant Health, Inc.* 257 6,574
HealthEquity, Inc.* 185 14,719
Hims & Hers Health, Inc.* 414 6,098
InfuSystem Holdings, Inc.* 43 286
Innovage Holding Corp.* 42 267
Joint Corp. (The)* 24 271
LifeStance Health Group, Inc.* 260 1,641
ModivCare, Inc.* 24 693
Nano-X Imaging Ltd.* 118 752
National HealthCare Corp. 27 3,703
National Research Corp. 33 752
NeoGenomics, Inc.* 278 4,593
OPKO Health, Inc.* 710 1,193
Option Care Health, Inc.* 380 12,168
Owens & Minor, Inc.* 165 2,564
PACS Group, Inc.* 54 2,142
Patterson Cos., Inc. 175 3,936
Pediatrix Medical Group, Inc.* 184 1,998
Pennant Group, Inc. (The)* 63 2,158
Performant Financial Corp.* 154 544
PetIQ, Inc., Class
a
A* 59 1,802
Privia Health Group, Inc.* 223 4,491
Progyny, Inc.* 184 4,322
Quipt Home Medical Corp.* 89 255
RadNet, Inc.* 144 9,546
Select Medical Holdings Corp. 233 8,404
Sonida Senior Living, Inc.* 7 193
Surgery Partners, Inc.* 168 5,368
Talkspace, Inc.* 268 536
US Physical Therapy, Inc. 33 2,825
Viemed Healthcare, Inc.* 75 570
164,106
Health Care REITs — 0.1%
American Healthcare REIT, Inc.,
REIT 142 2,972
CareTrust REIT, Inc., REIT 296 8,845
Community Healthcare Trust,
Inc., REIT 59 1,105
Diversified Healthcare Trust,
REIT 476 1,657
Global Medical REIT, Inc., REIT 133 1,238
LTC Properties, Inc., REIT 94 3,453
National Health Investors, Inc.,
REIT 91 7,410

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Sabra Health Care REIT, Inc.,
REIT 505 $ 8,605
Strawberry Fields REIT, Inc.,
REIT 13 154
Universal Health Realty Income
Trust, REIT 28 1,257
36,696
Health Care Technology — 0.1%
Definitive Healthcare Corp.,
Class
a
A* 116 544
Evolent Health, Inc., Class
a
A* 252 8,059
Health Catalyst, Inc.* 127 913
HealthStream, Inc. 53 1,539
LifeMD, Inc.* 76 396
OptimizeRx Corp.* 38 316
Phreesia, Inc.* 111 2,854
Schrodinger, Inc.* 121 2,544
Simulations Plus, Inc. 35 1,269
Teladoc Health, Inc.* 371 2,660
21,094
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.,
REIT 497 7,177
Braemar Hotels & Resorts, Inc.,
REIT 144 448
Chatham Lodging Trust, REIT 105 899
DiamondRock Hospitality Co.,
REIT 459 4,034
Pebblebrook Hotel Trust, REIT 260 3,458
RLJ Lodging Trust, REIT 332 3,154
Ryman Hospitality Properties,
Inc., REIT 128 13,307
Service Properties Trust, REIT 360 1,688
Summit Hotel Properties, Inc.,
REIT 229 1,555
Sunstone Hotel Investors, Inc.,
REIT 444 4,631
Xenia Hotels & Resorts, Inc.,
REIT 222 3,161
43,512
Hotels, Restaurants & Leisure — 0.4%
Accel Entertainment, Inc.,
Class
a
A* 114 1,329
Bally's Corp.* 52 894
Biglari Holdings, Inc., Class
a
B* 2 358
BJ's Restaurants, Inc.* 41 1,256
Bloomin' Brands, Inc. 172 3,010
Brinker International, Inc.* 96 6,866
Cheesecake Factory, Inc. (The) 105 4,128
Chuy's Holdings, Inc.* 38 1,414
Cracker Barrel Old Country
Store, Inc. 48 1,900
Dave & Buster's Entertainment,
Inc.* 72 2,256
Denny's Corp.* 111 726
Despegar.com Corp.* 134 1,647
Dine Brands Global, Inc. 33 1,043
El Pollo Loco Holdings, Inc.* 59 818
Investments
Shares Value
Common Stocks (a) (continued)
Everi Holdings, Inc.* 172 $ 2,245
First Watch Restaurant Group,
Inc.* 66 1,090
Full House Resorts, Inc.* 72 368
Global Business Travel Group I* 274 1,915
Golden Entertainment, Inc. 44 1,425
Hilton Grand Vacations, Inc.* 161 6,211
Inspired Entertainment, Inc.* 48 433
International Game Technology
plc 248 5,553
Jack in the Box, Inc. 43 2,122
Krispy Kreme, Inc. 187 2,107
Kura Sushi USA, Inc., Class
a
A* 13 858
Life Time Group Holdings, Inc.* 128 3,011
Lindblad Expeditions Holdings,
Inc.* 77 764
Monarch Casino & Resort, Inc. 29 2,202
Mondee Holdings, Inc.,
Class
a
A* 83 166
Nathan's Famous, Inc. 6 467
ONE Group Hospitality, Inc.
(The)* 45 173
Papa John's International, Inc. 73 3,458
PlayAGS, Inc.* 86 973
Portillo's, Inc., Class
a
A* 118 1,453
Potbelly Corp.* 60 479
RCI Hospitality Holdings, Inc. 19 866
Red Rock Resorts, Inc., Class
a
A 107 6,236
Rush Street Interactive, Inc.* 166 1,555
Sabre Corp.* 820 2,501
Shake Shack, Inc., Class
a
A* 83 8,251
Six Flags Entertainment Corp. 92 4,028
Super Group SGHC Ltd. 327 1,128
Sweetgreen, Inc., Class
a
A* 215 6,796
Target Hospitality Corp.* 72 698
United Parks & Resorts, Inc.* 78 3,839
Vacasa, Inc., Class
a
A* 20 67
Xponential Fitness, Inc.,
Class
a
A* 52 672
101,755
Household Durables — 0.5%
Beazer Homes USA, Inc.* 65 2,033
Cavco Industries, Inc.* 18 7,440
Century Communities, Inc. 62 6,204
Champion Homes, Inc.* 117 10,929
Cricut, Inc., Class
a
A 101 584
Dream Finders Homes, Inc.,
Class
a
A* 61 2,040
Ethan Allen Interiors, Inc. 50 1,574
Flexsteel Industries, Inc. 10 414
GoPro, Inc., Class
a
A* 273 349
Green Brick Partners, Inc.* 69 5,436
Hamilton Beach Brands Holding
Co., Class
a
A 19 557
Helen of Troy Ltd.* 52 2,776
Hooker Furnishings Corp. 23 364
Hovnanian Enterprises, Inc.,
Class
a
A* 11 2,379
Installed Building Products, Inc. 52 11,560
iRobot Corp.* 62 454

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
KB Home 147 $ 12,305
Landsea Homes Corp.* 39 464
La-Z-Boy, Inc. 94 3,814
Legacy Housing Corp.* 24 647
LGI Homes, Inc.* 46 4,962
Lifetime Brands, Inc. 27 193
Lovesac Co. (The)* 31 720
M/I Homes, Inc.* 59 9,403
Meritage Homes Corp. 78 15,449
Purple Innovation, Inc., Class
a
A* 124 149
Sonos, Inc.* 269 3,290
Taylor Morrison Home Corp.,
Class
a
A* 226 15,217
Traeger, Inc.* 75 269
Tri Pointe Homes, Inc.* 204 9,066
United Homes Group, Inc.* 11 67
Vizio Holding Corp., Class
a
A* 194 2,179
Worthington Enterprises, Inc. 69 3,160
136,447
Household Products — 0.1%
Central Garden & Pet Co.* 21 829
Central Garden & Pet Co.,
Class
a
A* 114 3,899
Energizer Holdings, Inc. 157 5,087
Oil-Dri Corp. of America 11 750
WD-40 Co. 30 7,885
18,450
Independent Power and Renewable Electricity Producers — 0.0%(b)
Altus Power, Inc., Class
a
A* 166 518
Montauk Renewables, Inc.* 144 675
Ormat Technologies, Inc. 118 8,795
Sunnova Energy International,
Inc.* 237 2,633
12,621
Industrial Conglomerates — 0.0%(b)
Brookfield Business Corp.,
Class
a
A 57 1,299
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 142 703
Innovative Industrial Properties,
Inc., REIT 61 7,581
LXP Industrial Trust, REIT 634 6,568
Plymouth Industrial REIT, Inc.,
REIT 87 2,083
Terreno Realty Corp., REIT 208 14,360
31,295
Insurance — 0.4%
Ambac Financial Group, Inc.* 95 1,112
American Coastal Insurance
Corp.* 53 595
AMERISAFE, Inc. 42 2,105
Baldwin Insurance Group, Inc.
(The), Class
a
A* 144 6,752
CNO Financial Group, Inc. 234 8,171
Investments
Shares Value
Common Stocks (a) (continued)
Crawford & Co., Class
a
A 33 $ 349
Donegal Group, Inc., Class
a
A 34 517
Employers Holdings, Inc. 55 2,637
Enstar Group Ltd.* 28 9,128
F&G Annuities & Life, Inc. 41 1,873
Fidelis Insurance Holdings Ltd. 105 1,945
Genworth Financial, Inc.,
Class
a
A* 951 6,638
GoHealth, Inc., Class
a
A* 10 85
Goosehead Insurance, Inc.,
Class
a
A* 51 4,301
Greenlight Capital Re Ltd.,
Class
a
A* 60 838
Hamilton Insurance Group Ltd.,
Class
a
B* 36 705
HCI Group, Inc. 18 1,725
Heritage Insurance Holdings,
Inc.* 50 807
Hippo Holdings, Inc.* 43 854
Horace Mann Educators Corp. 90 3,205
Investors Title Co. 3 676
James River Group Holdings
Ltd. 68 503
Kingsway Financial Services,
Inc.* 28 232
Lemonade, Inc.* 112 2,075
Maiden Holdings Ltd.* 192 342
MBIA, Inc. 97 380
Mercury General Corp. 58 3,841
NI Holdings, Inc.* 17 264
Oscar Health, Inc., Class
a
A* 424 7,759
Palomar Holdings, Inc.* 53 5,259
ProAssurance Corp.* 118 1,581
Root, Inc., Class
a
A* 19 824
Safety Insurance Group, Inc. 32 2,834
Selective Insurance Group, Inc. 133 12,100
Selectquote, Inc.* 292 1,191
SiriusPoint Ltd.* 215 3,223
Skyward Specialty Insurance
Group, Inc.* 81 3,310
Stewart Information Services
Corp. 59 4,361
Tiptree, Inc., Class
a
A 55 1,091
Trupanion, Inc.* 72 3,293
United Fire Group, Inc. 46 942
Universal Insurance Holdings,
Inc. 52 1,112
111,535
Interactive Media & Services — 0.1%
Bumble, Inc., Class
a
A* 210 1,409
Cargurus, Inc., Class
a
A* 193 5,593
Cars.com, Inc.* 144 2,569
EverQuote, Inc., Class
a
A* 55 1,359
fuboTV, Inc.* 640 1,075
Getty Images Holdings, Inc.* 219 832
Grindr, Inc.* 54 650
MediaAlpha, Inc., Class
a
A* 54 961
Nextdoor Holdings, Inc.* 380 950
Outbrain, Inc.* 84 428
QuinStreet, Inc.* 115 2,198

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Shutterstock, Inc. 54 $ 1,938
System1, Inc.* 51 63
TrueCar, Inc.* 187 561
Vimeo, Inc.* 323 1,728
Yelp, Inc., Class
a
A* 143 4,995
Ziff Davis, Inc.* 99 4,838
ZipRecruiter, Inc., Class
a
A* 157 1,499
33,646
IT Services — 0.1%
Applied Digital Corp.* 215 785
ASGN, Inc.* 98 9,424
Backblaze, Inc., Class
a
A* 87 532
BigBear.ai Holdings, Inc.* 222 353
BigCommerce Holdings, Inc.,
Series 1* 154 902
Core Scientific, Inc.* 389 4,014
Couchbase, Inc.* 85 1,668
DigitalOcean Holdings, Inc.* 143 5,352
Fastly, Inc., Class
a
A* 281 1,692
Grid Dynamics Holdings, Inc.* 125 1,740
Hackett Group, Inc. (The) 55 1,457
Information Services Group,
Inc. 77 270
Perficient, Inc.* 76 5,713
Rackspace Technology, Inc.* 146 336
Squarespace, Inc., Class
a
A* 132 6,003
Thoughtworks Holding, Inc.* 218 948
Tucows, Inc., Class
a
A* 17 364
Unisys Corp.* 144 796
42,349
Leisure Products — 0.1%
Acushnet Holdings Corp. 63 4,220
AMMO, Inc.* 196 312
Clarus Corp. 67 289
Escalade, Inc. 22 308
Funko, Inc., Class
a
A* 67 701
JAKKS Pacific, Inc.* 17 419
Johnson Outdoors, Inc.,
Class
a
A 10 359
Latham Group, Inc.* 88 550
Malibu Boats, Inc., Class
a
A* 44 1,600
Marine Products Corp. 19 179
MasterCraft Boat Holdings,
Inc.* 37 686
Peloton Interactive, Inc.,
Class
a
A* 738 3,439
Smith & Wesson Brands, Inc. 99 1,459
Solo Brands, Inc., Class
a
A* 36 49
Sturm Ruger & Co., Inc. 37 1,558
Topgolf Callaway Brands Corp.* 309 3,109
Vista Outdoor, Inc.* 127 5,085
24,322
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies
Corp.* 253 1,189
Akoya Biosciences, Inc.* 58 148
BioLife Solutions, Inc.* 77 1,993
Investments
Shares Value
Common Stocks (a) (continued)
ChromaDex Corp.* 107 $ 369
Codexis, Inc.* 152 439
Conduit Pharmaceuticals, Inc.* 50 6
CryoPort, Inc.* 95 885
Cytek Biosciences, Inc.* 265 1,521
Harvard Bioscience, Inc.* 89 256
Lifecore Biomedical, Inc.* 46 202
Maravai LifeSciences Holdings,
Inc., Class
a
A* 241 2,181
MaxCyte, Inc.* 228 985
Mesa Laboratories, Inc. 11 1,471
Nautilus Biotechnology, Inc.,
Class
a
A* 106 276
OmniAb, Inc.* 201 842
Pacific Biosciences of
California, Inc.* 597 818
Quanterix Corp.* 78 1,016
Quantum-Si, Inc.* 218 206
Standard BioTools, Inc.* 658 1,402
16,205
Machinery — 0.8%
374Water, Inc.* 143 166
3D Systems Corp.* 278 595
Alamo Group, Inc. 22 4,079
Albany International Corp.,
Class
a
A 68 6,403
Astec Industries, Inc. 50 1,691
Atmus Filtration Technologies,
Inc. 183 6,560
Barnes Group, Inc. 101 4,044
Blue Bird Corp.* 70 3,583
Chart Industries, Inc.* 92 11,261
Columbus McKinnon Corp. 62 2,121
Commercial Vehicle Group,
Inc.* 72 261
Douglas Dynamics, Inc. 49 1,364
Eastern Co. (The) 11 331
Energy Recovery, Inc.* 124 2,014
Enerpac Tool Group Corp.,
Class
a
A 119 4,908
Enpro, Inc. 46 7,398
ESCO Technologies, Inc. 56 6,715
Federal Signal Corp. 131 12,378
Franklin Electric Co., Inc. 99 10,282
Gencor Industries, Inc.* 22 444
Gorman-Rupp Co. (The) 46 1,793
Graham Corp.* 22 700
Greenbrier Cos., Inc. (The) 67 3,246
Helios Technologies, Inc. 73 3,226
Hillenbrand, Inc. 153 5,043
Hillman Solutions Corp.* 429 4,269
Hyliion Holdings Corp.* 307 574
Hyster-Yale, Inc. 25 1,574
John Bean Technologies Corp. 69 6,199
Kadant, Inc. 26 8,349
Kennametal, Inc. 173 4,475
L B Foster Co., Class
a
A* 20 402
Lindsay Corp. 24 2,977
Luxfer Holdings plc 58 651

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Manitowoc Co., Inc. (The)* 76 $ 767
Mayville Engineering Co., Inc.* 28 541
Miller Industries, Inc. 24 1,457
Mueller Industries, Inc. 244 17,741
Mueller Water Products, Inc.,
Class
a
A 339 7,278
Nikola Corp.* 1 7
NN, Inc.* 100 394
Omega Flex, Inc. 8 378
Park-Ohio Holdings Corp. 19 575
Proto Labs, Inc.* 56 1,712
REV Group, Inc. 112 3,566
Shyft Group, Inc. (The) 74 1,050
SPX Technologies, Inc.* 98 15,988
Standex International Corp. 25 4,466
Taylor Devices, Inc.* 5 286
Tennant Co. 41 4,004
Terex Corp. 145 8,232
Titan International, Inc.* 109 908
Trinity Industries, Inc. 178 5,876
Twin Disc, Inc. 24 316
Wabash National Corp. 97 1,888
Watts Water Technologies, Inc.,
Class
a
A 60 11,802
219,308
Marine Transportation — 0.1%
Costamare, Inc. 94 1,334
Genco Shipping & Trading Ltd. 92 1,618
Golden Ocean Group Ltd. 265 3,260
Himalaya Shipping Ltd. 65 500
Matson, Inc. 74 10,234
Pangaea Logistics Solutions
Ltd. 68 459
Safe Bulkers, Inc. 138 705
18,110
Media — 0.1%
Advantage Solutions, Inc.* 233 902
AMC Networks, Inc., Class
a
A* 70 689
Boston Omaha Corp., Class
a
A* 54 772
Cable One, Inc. 12 4,233
Cardlytics, Inc.* 88 344
Clear Channel Outdoor
Holdings, Inc.* 761 1,141
EchoStar Corp., Class
a
A* 266 4,932
Emerald Holding, Inc. 33 183
Entravision Communications
Corp., Class
a
A 134 279
EW Scripps Co. (The), Class
a
A* 132 260
Gambling.com Group Ltd.* 38 387
Gannett Co., Inc.* 310 1,640
Gray Television, Inc. 187 954
Ibotta, Inc., Class
a
A* 17 972
iHeartMedia, Inc., Class
a
A* 225 351
Innovid Corp.* 232 425
Integral Ad Science Holding
Corp.* 158 1,838
John Wiley & Sons, Inc.,
Class
a
A 79 3,816
Investments
Shares Value
Common Stocks (a) (continued)
Magnite, Inc.* 274 $ 3,778
National CineMedia, Inc.* 155 1,068
PubMatic, Inc., Class
a
A* 91 1,420
Scholastic Corp. 51 1,626
Sinclair, Inc. 70 974
Stagwell, Inc., Class
a
A* 198 1,424
TechTarget, Inc.* 56 1,492
TEGNA, Inc. 384 5,330
Thryv Holdings, Inc.* 69 1,257
Townsquare Media, Inc.,
Class
a
A 29 306
WideOpenWest, Inc.* 107 591
43,384
Metals & Mining — 0.3%
Alpha Metallurgical Resources,
Inc. 24 5,740
Arch Resources, Inc. 38 5,184
Caledonia Mining Corp. plc 36 467
Carpenter Technology Corp. 104 15,056
Century Aluminum Co.* 115 1,651
Coeur Mining, Inc.* 862 5,293
Commercial Metals Co. 252 13,505
Compass Minerals
International, Inc. 75 662
Constellium SE, Class
a
A* 282 4,729
Contango ORE, Inc.* 17 366
Critical Metals Corp.* 16 134
Dakota Gold Corp.* 143 332
Haynes International, Inc. 28 1,684
Hecla Mining Co. 1,262 7,484
i-80 Gold Corp.* 566 600
Ivanhoe Electric, Inc.* 182 1,285
Kaiser Aluminum Corp. 35 2,609
Lifezone Metals Ltd.* 80 493
Materion Corp. 45 5,222
Metallus, Inc.* 93 1,512
Metals Acquisition Ltd.,
Class
a
A* 117 1,314
Novagold Resources, Inc.* 532 2,261
Olympic Steel, Inc. 24 962
Perpetua Resources Corp.* 84 748
Piedmont Lithium, Inc.* 39 321
Radius Recycling, Inc., Class
a
A 57 863
Ramaco Resources, Inc.,
Class
a
A 58 707
Ramaco Resources, Inc.,
Class
a
B 11 125
Ryerson Holding Corp. 63 1,261
SSR Mining, Inc. 443 2,299
SunCoke Energy, Inc. 183 1,640
Tredegar Corp.* 58 356
Universal Stainless & Alloy
Products, Inc.* 19 800
Warrior Met Coal, Inc. 113 6,928
Worthington Steel, Inc. 71 2,513
97,106
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc. 37 387

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
AG Mortgage Investment Trust,
Inc. 63 $ 469
Angel Oak Mortgage REIT, Inc. 26 294
Apollo Commercial Real Estate
Finance, Inc. 311 3,294
Arbor Realty Trust, Inc. 402 5,467
Ares Commercial Real Estate
Corp. 117 826
ARMOUR Residential REIT, Inc. 107 2,188
Blackstone Mortgage Trust,
Inc., Class
a
A 379 6,996
BrightSpire Capital, Inc.,
Class
a
A 282 1,678
Chicago Atlantic Real Estate
Finance, Inc. 37 588
Chimera Investment Corp. 177 2,740
Claros Mortgage Trust, Inc. 188 1,504
Dynex Capital, Inc. 139 1,752
Ellington Financial, Inc. 180 2,367
Franklin BSP Realty Trust, Inc. 179 2,438
Granite Point Mortgage Trust,
Inc. 110 289
Invesco Mortgage Capital, Inc. 107 940
KKR Real Estate Finance Trust,
Inc. 128 1,527
Ladder Capital Corp., Class
a
A 248 3,065
MFA Financial, Inc. 223 2,795
New York Mortgage Trust, Inc. 198 1,321
Nexpoint Real Estate Finance,
Inc. 18 299
Orchid Island Capital, Inc. 116 951
PennyMac Mortgage
Investment Trust 190 2,700
Ready Capital Corp. 353 2,926
Redwood Trust, Inc. 287 2,173
Seven Hills Realty Trust 28 388
Sunrise Realty Trust, Inc.* 12 169
TPG RE Finance Trust, Inc. 125 1,133
Two Harbors Investment Corp. 227 3,214
56,878
Multi-Utilities — 0.1%
Avista Corp. 171 6,607
Black Hills Corp. 150 8,868
Northwestern Energy Group,
Inc. 134 7,288
Unitil Corp. 35 2,111
24,874
Office REITs — 0.2%
Brandywine Realty Trust, REIT 370 1,935
City Office REIT, Inc., REIT 85 500
COPT Defense Properties, REIT 246 7,328
Douglas Emmett, Inc., REIT 352 5,632
Easterly Government
Properties, Inc., Class
a
A, REIT 212 2,782
Equity Commonwealth, REIT* 231 4,682
Franklin Street Properties
Corp., REIT 213 388
Hudson Pacific Properties, Inc.,
REIT 298 1,535
Investments
Shares Value
Common Stocks (a) (continued)
JBG SMITH Properties, REIT 194 $ 3,376
NET Lease Office Properties,
REIT 32 970
Orion Office REIT, Inc., REIT 122 500
Paramount Group, Inc., REIT 402 2,030
Peakstone Realty Trust, REIT 80 1,067
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 269 2,625
Postal Realty Trust, Inc.,
Class
a
A, REIT 47 681
SL Green Realty Corp., REIT 145 9,663
45,694
Oil, Gas & Consumable Fuels — 0.7%
Aemetis, Inc.* 79 194
Amplify Energy Corp.* 86 613
Ardmore Shipping Corp. 90 1,699
Berry Corp. 167 1,034
California Resources Corp. 150 7,870
Centrus Energy Corp., Class
a
A* 31 1,228
Clean Energy Fuels Corp.* 372 1,149
CNX Resources Corp.* 327 9,048
Comstock Resources, Inc. 202 2,147
CONSOL Energy, Inc. 64 6,546
Crescent Energy Co., Class
a
A 301 3,591
CVR Energy, Inc. 75 1,906
Delek US Holdings, Inc. 138 2,818
DHT Holdings, Inc. 294 3,184
Diversified Energy Co. plc(c) 103 1,260
Dorian LPG Ltd. 76 2,963
Empire Petroleum Corp.* 31 183
Encore Energy Corp.* 389 1,416
Energy Fuels, Inc.* 354 1,735
Evolution Petroleum Corp. 67 345
Excelerate Energy, Inc., Class
a
A 38 693
FLEX LNG Ltd. 67 1,786
FutureFuel Corp. 57 356
Golar LNG Ltd. 216 7,191
Granite Ridge Resources, Inc. 115 730
Green Plains, Inc.* 139 1,970
Gulfport Energy Corp.* 28 4,062
Hallador Energy Co.* 54 362
HighPeak Energy, Inc. 32 515
International Seaways, Inc. 88 4,561
Kinetik Holdings, Inc., Class
a
A 83 3,672
Kosmos Energy Ltd.* 1,021 4,972
Magnolia Oil & Gas Corp.,
Class
a
A 378 9,681
Murphy Oil Corp. 316 11,780
NACCO Industries, Inc.,
Class
a
A 9 251
NextDecade Corp.* 252 1,174
Nordic American Tankers Ltd. 445 1,655
Northern Oil & Gas, Inc. 216 8,592
Par Pacific Holdings, Inc.* 125 2,805
PBF Energy, Inc., Class
a
A 227 7,732
Peabody Energy Corp. 279 6,531
PrimeEnergy Resources Corp.* 2 268
REX American Resources
Corp.* 34 1,542

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Riley Exploration Permian, Inc. 25 $ 713
Ring Energy, Inc.* 323 598
Sable Offshore Corp.* 110 1,852
SandRidge Energy, Inc. 70 930
Scorpio Tankers, Inc. 102 7,297
SFL Corp. Ltd. 246 2,918
Sitio Royalties Corp., Class
a
A 180 4,001
SM Energy Co. 250 11,408
Talos Energy, Inc.* 323 3,705
Teekay Corp.* 125 1,039
Teekay Tankers Ltd., Class
a
A 52 2,958
Uranium Energy Corp.* 858 4,487
Ur-Energy, Inc.* 600 702
VAALCO Energy, Inc. 227 1,478
Verde Clean Fuels, Inc.* 7 28
Vital Energy, Inc.* 62 2,225
Vitesse Energy, Inc. 55 1,422
W&T Offshore, Inc. 215 492
World Kinect Corp. 129 3,714
185,777
Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp.* 35 1,164
Sylvamo Corp. 77 6,090
7,254
Passenger Airlines — 0.1%
Allegiant Travel Co. 34 1,431
Blade Air Mobility, Inc.* 123 385
Frontier Group Holdings, Inc.* 92 334
Hawaiian Holdings, Inc.* 111 1,923
JetBlue Airways Corp.* 668 3,393
Joby Aviation, Inc.* 877 4,385
SkyWest, Inc.* 86 6,668
Spirit Airlines, Inc. 239 617
Sun Country Airlines Holdings,
Inc.* 86 944
Wheels Up Experience, Inc.* 196 347
20,427
Personal Care Products — 0.1%
Beauty Health Co. (The)* 162 290
Edgewell Personal Care Co. 107 4,304
Herbalife Ltd.* 218 1,779
Honest Co., Inc. (The)* 175 817
Inter Parfums, Inc. 40 5,154
Medifast, Inc. 23 421
Nature's Sunshine Products,
Inc.* 28 386
Nu Skin Enterprises, Inc.,
Class
a
A 108 964
Olaplex Holdings, Inc.* 302 631
USANA Health Sciences, Inc.* 25 1,020
Veru, Inc.* 288 236
Waldencast plc, Class
a
A* 53 170
16,172
Pharmaceuticals — 0.3%
Alimera Sciences, Inc.* 47 260
Alto Neuroscience, Inc.* 19 243
Investments
Shares Value
Common Stocks (a) (continued)
Amneal Pharmaceuticals, Inc.* 347 $ 3,005
Amphastar Pharmaceuticals,
Inc.* 84 4,094
ANI Pharmaceuticals, Inc.* 40 2,550
Aquestive Therapeutics, Inc.* 162 734
Arvinas, Inc.* 140 3,662
Atea Pharmaceuticals, Inc.* 168 647
Avadel Pharmaceuticals plc,
ADR* 202 3,064
Axsome Therapeutics, Inc.* 79 7,020
Biote Corp., Class
a
A* 59 371
Cassava Sciences, Inc.* 89 2,555
Collegium Pharmaceutical, Inc.* 71 2,731
Contineum Therapeutics, Inc.,
Class
a
A* 15 292
Corcept Therapeutics, Inc.* 176 6,213
CorMedix, Inc.* 120 749
Edgewise Therapeutics, Inc.* 158 2,962
Enliven Therapeutics, Inc.* 77 1,685
Esperion Therapeutics, Inc.* 412 754
Evolus, Inc.* 121 1,923
EyePoint Pharmaceuticals, Inc.* 109 976
Fulcrum Therapeutics, Inc.* 135 1,154
Harmony Biosciences Holdings,
Inc.* 66 2,375
Harrow, Inc.* 67 2,711
Innoviva, Inc.* 121 2,345
Ligand Pharmaceuticals, Inc.* 37 3,915
Liquidia Corp.* 126 1,198
Longboard Pharmaceuticals,
Inc.* 71 2,562
Lyra Therapeutics, Inc.* 106 34
MediWound Ltd.* 17 313
Mind Medicine MindMed, Inc.* 157 951
Nektar Therapeutics, Class
a
A* 389 498
Neumora Therapeutics, Inc.* 183 2,104
Nuvation Bio, Inc.* 391 1,259
Ocular Therapeutix, Inc.* 339 2,990
Omeros Corp.* 122 514
Pacira BioSciences, Inc.* 100 1,556
Phathom Pharmaceuticals, Inc.* 74 1,222
Phibro Animal Health Corp.,
Class
a
A 45 945
Pliant Therapeutics, Inc.* 124 1,648
Prestige Consumer Healthcare,
Inc.* 108 8,061
Revance Therapeutics, Inc.* 227 1,491
Scilex Holding Co.* 249 286
scPharmaceuticals, Inc.* 62 316
SIGA Technologies, Inc. 101 912
Supernus Pharmaceuticals,
Inc.* 110 3,868
Tarsus Pharmaceuticals, Inc.* 80 2,169
Telomir Pharmaceuticals, Inc.* 10 52
Terns Pharmaceuticals, Inc.* 126 960
Theravance Biopharma, Inc.* 80 660
Third Harmonic Bio, Inc.* 43 497
Trevi Therapeutics, Inc.* 128 404
Ventyx Biosciences, Inc.* 133 297
Verrica Pharmaceuticals, Inc.* 41 96
WaVe Life Sciences Ltd.* 169 970

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Xeris Biopharma Holdings, Inc.* 306 $ 860
Zevra Therapeutics, Inc.* 92 704
99,387
Professional Services — 0.5%
Alight, Inc., Class
a
A* 1,036 7,729
Asure Software, Inc.* 52 447
Barrett Business Services, Inc. 56 2,045
BlackSky Technology, Inc.,
Class
a
A* 232 257
CBIZ, Inc.* 105 7,728
Conduent, Inc.* 352 1,345
CRA International, Inc. 15 2,529
CSG Systems International, Inc. 65 3,154
DLH Holdings Corp.* 18 196
ExlService Holdings, Inc.* 343 12,533
Exponent, Inc. 110 11,910
First Advantage Corp.* 111 2,126
FiscalNote Holdings, Inc.* 131 170
Forrester Research, Inc.* 26 499
Franklin Covey Co.* 25 1,006
Heidrick & Struggles
International, Inc. 44 1,698
HireQuest, Inc. 12 171
Huron Consulting Group, Inc.* 39 4,307
IBEX Holdings Ltd.* 20 345
ICF International, Inc. 41 6,796
Innodata, Inc.* 59 1,019
Insperity, Inc. 78 7,331
Kelly Services, Inc., Class
a
A 68 1,435
Kforce, Inc. 41 2,689
Korn Ferry 113 8,255
Legalzoom.com, Inc.* 301 2,029
Maximus, Inc. 133 12,271
Mistras Group, Inc.* 45 538
NV5 Global, Inc.* 31 2,980
Planet Labs PBC* 368 990
Resources Connection, Inc. 71 741
Spire Global, Inc.* 49 420
Sterling Check Corp.* 72 1,166
TriNet Group, Inc. 71 7,301
TrueBlue, Inc.* 67 534
TTEC Holdings, Inc. 43 220
Upwork, Inc.* 272 2,622
Verra Mobility Corp., Class
a
A* 363 10,022
Willdan Group, Inc.* 27 1,029
WNS Holdings Ltd.* 101 5,979
136,562
Real Estate Management & Development — 0.2%
American Realty Investors, Inc.* 3 57
Anywhere Real Estate, Inc.* 214 1,046
Compass, Inc., Class
a
A* 795 4,078
Cushman & Wakefield plc* 499 6,487
DigitalBridge Group, Inc. 347 4,334
eXp World Holdings, Inc. 177 2,082
Forestar Group, Inc.* 41 1,269
FRP Holdings, Inc.* 29 859
Kennedy-Wilson Holdings, Inc. 248 2,758
Marcus & Millichap, Inc. 51 2,023
Investments
Shares Value
Common Stocks (a) (continued)
Maui Land & Pineapple Co.,
Inc.* 17 $ 442
Newmark Group, Inc., Class
a
A 298 4,121
Offerpad Solutions, Inc.* 23 89
Opendoor Technologies, Inc.* 1,352 2,907
RE/MAX Holdings, Inc.,
Class
a
A* 39 442
Real Brokerage, Inc. (The)* 208 1,296
Redfin Corp.* 256 2,391
RMR Group, Inc. (The), Class
a
A 34 867
St Joe Co. (The) 79 4,690
Star Holdings* 28 379
Stratus Properties, Inc.* 12 313
Tejon Ranch Co.* 46 823
Transcontinental Realty
Investors, Inc.* 3 90
43,843
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT* 310 2,883
BRT Apartments Corp., REIT 25 475
Centerspace, REIT 32 2,394
Clipper Realty, Inc., REIT 26 128
Elme Communities, REIT 192 3,391
Independence Realty Trust,
Inc., REIT 493 10,244
NexPoint Residential Trust, Inc.,
REIT 50 2,365
UMH Properties, Inc., REIT 139 2,705
Veris Residential, Inc., REIT 171 2,999
27,584
Retail REITs — 0.3%
Acadia Realty Trust, REIT 220 4,952
Alexander's, Inc., REIT 5 1,146
CBL & Associates Properties,
Inc., REIT 50 1,320
Getty Realty Corp., REIT 108 3,432
InvenTrust Properties Corp.,
REIT 149 4,422
Kite Realty Group Trust, REIT 474 12,362
Macerich Co. (The), REIT 473 7,554
NETSTREIT Corp., REIT 161 2,687
Phillips Edison & Co., Inc., REIT 268 9,905
Retail Opportunity Investments
Corp., REIT 270 4,128
Saul Centers, Inc., REIT 23 939
SITE Centers Corp., REIT 104 6,277
Tanger, Inc., REIT 232 7,062
Urban Edge Properties, REIT 261 5,520
Whitestone REIT, REIT 107 1,436
73,142
Semiconductors & Semiconductor Equipment — 0.5%
ACM Research, Inc., Class
a
A* 111 2,002
Aehr Test Systems* 60 913
Alpha & Omega Semiconductor
Ltd.* 51 2,132

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Ambarella, Inc.* 83 $ 4,955
Axcelis Technologies, Inc.* 71 7,762
CEVA, Inc.* 51 1,221
Cohu, Inc.* 101 2,718
Credo Technology Group
Holding Ltd.* 278 9,705
Diodes, Inc.* 99 6,899
Everspin Technologies, Inc.* 42 234
FormFactor, Inc.* 169 8,242
GCT Semiconductor Holding,
Inc.* 17 48
Ichor Holdings Ltd.* 71 2,201
Impinj, Inc.* 49 8,237
indie Semiconductor, Inc.,
Class
a
A* 358 1,486
Kulicke & Soffa Industries, Inc. 120 5,257
MaxLinear, Inc., Class
a
A* 172 2,611
Navitas Semiconductor Corp.,
Class
a
A* 275 831
NVE Corp. 10 838
PDF Solutions, Inc.* 68 2,145
Photronics, Inc.* 134 3,465
Power Integrations, Inc. 123 8,253
QuickLogic Corp.* 30 252
Rambus, Inc.* 237 10,599
Rigetti Computing, Inc.* 309 283
Semtech Corp.* 141 6,179
Silicon Laboratories, Inc.* 69 8,168
SiTime Corp.* 40 5,786
SkyWater Technology, Inc.* 59 529
SMART Global Holdings, Inc.* 112 2,321
Synaptics, Inc.* 85 6,921
Ultra Clean Holdings, Inc.* 97 3,657
Veeco Instruments, Inc.* 121 4,294
131,144
Software — 1.2%
8x8, Inc.* 255 479
A10 Networks, Inc. 155 2,134
ACI Worldwide, Inc.* 230 11,583
Adeia, Inc. 237 2,986
Agilysys, Inc.* 48 5,429
Airship AI Holdings, Inc.* 7 22
Alarm.com Holdings, Inc.* 105 6,252
Alkami Technology, Inc.* 96 3,201
Altair Engineering, Inc., Class
a
A* 125 11,295
American Software, Inc.,
Class
a
A 69 794
Amplitude, Inc., Class
a
A* 167 1,471
Appian Corp., Class
a
A* 88 2,855
Arteris, Inc.* 60 515
Asana, Inc., Class
a
A* 173 2,432
AudioEye, Inc.* 15 363
Aurora Innovation, Inc.,
Class
a
A* 2,015 9,410
AvePoint, Inc.* 277 3,199
Bit Digital, Inc.* 255 821
Blackbaud, Inc.* 90 7,524
BlackLine, Inc.* 126 6,243
Blend Labs, Inc., Class
a
A* 504 1,850
Investments
Shares Value
Common Stocks (a) (continued)
Box, Inc., Class
a
A* 307 $ 10,008
Braze, Inc., Class
a
A* 114 5,105
C3.ai, Inc., Class
a
A* 180 4,201
Cerence, Inc.* 90 297
Cipher Mining, Inc.* 377 1,323
Cleanspark, Inc.* 483 5,163
Clear Secure, Inc., Class
a
A 191 5,805
Clearwater Analytics Holdings,
Inc., Class
a
A* 305 7,558
CommVault Systems, Inc.* 95 14,763
Consensus Cloud Solutions,
Inc.* 39 940
CS Disco, Inc.* 64 354
Daily Journal Corp.* 3 1,491
Dave, Inc.* 17 639
Digimarc Corp.* 33 947
Digital Turbine, Inc.* 209 673
Domo, Inc., Class
a
B* 74 553
D-Wave Quantum, Inc.* 191 193
E2open Parent Holdings, Inc.* 372 1,667
eGain Corp.* 44 315
Enfusion, Inc., Class
a
A* 106 879
Envestnet, Inc.* 111 6,965
EverCommerce, Inc.* 47 503
Freshworks, Inc., Class
a
A* 445 5,198
Hut 8 Corp.* 175 1,769
iLearningEngines Holdings,
Inc.* 64 89
Instructure Holdings, Inc.* 48 1,125
Intapp, Inc.* 85 3,927
InterDigital, Inc. 55 7,621
Jamf Holding Corp.* 162 2,997
Kaltura, Inc.* 210 286
LiveRamp Holdings, Inc.* 142 3,681
Marathon Digital Holdings, Inc.* 596 9,953
Matterport, Inc.* 571 2,587
MeridianLink, Inc.* 59 1,347
Mitek Systems, Inc.* 101 941
N-able, Inc.* 156 2,006
NCR Voyix Corp.* 317 4,276
NextNav, Inc.* 164 1,258
Olo, Inc., Class
a
A* 229 1,202
ON24, Inc.* 60 387
OneSpan, Inc.* 83 1,338
Ooma, Inc.* 54 562
Pagaya Technologies Ltd.,
Class
a
A* 88 1,325
PagerDuty, Inc.* 195 3,857
Porch Group, Inc.* 168 242
PowerSchool Holdings, Inc.,
Class
a
A* 130 2,952
Prairie Operating Co.* 9 78
Progress Software Corp. 94 5,466
PROS Holdings, Inc.* 100 2,013
Q2 Holdings, Inc.* 128 9,499
Qualys, Inc.* 81 10,139
Rapid7, Inc.* 135 5,104
Red Violet, Inc.* 24 694
Rekor Systems, Inc.* 155 194
ReposiTrak, Inc. 26 506

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Rimini Street, Inc.* 116 $ 204
Riot Platforms, Inc.* 592 4,458
Roadzen, Inc.* 33 70
Sapiens International Corp. NV 67 2,438
SEMrush Holdings, Inc.,
Class
a
A* 79 1,085
SolarWinds Corp. 119 1,522
SoundHound AI, Inc., Class
a
A* 619 3,027
SoundThinking, Inc.* 22 310
Sprinklr, Inc., Class
a
A* 224 2,009
Sprout Social, Inc., Class
a
A* 108 3,359
SPS Commerce, Inc.* 81 16,179
Telos Corp.* 123 449
Tenable Holdings, Inc.* 257 10,609
Terawulf, Inc.* 502 2,189
Varonis Systems, Inc., Class
a
B* 240 13,584
Verint Systems, Inc.* 135 4,259
Vertex, Inc., Class
a
A* 118 4,565
Viant Technology, Inc., Class
a
A* 34 378
Weave Communications, Inc.* 85 959
WM Technology, Inc.* 182 180
Workiva, Inc., Class
a
A* 110 8,599
Xperi, Inc.* 98 864
Yext, Inc.* 229 1,166
Zeta Global Holdings Corp.,
Class
a
A* 359 9,481
Zuora, Inc., Class
a
A* 283 2,488
340,250
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 96 983
Four Corners Property Trust,
Inc., REIT 200 5,670
Gladstone Land Corp., REIT 73 991
Outfront Media, Inc., REIT 323 5,507
PotlatchDeltic Corp., REIT 173 7,518
Safehold, Inc., REIT 113 2,832
Uniti Group, Inc., REIT 522 2,276
25,777
Specialty Retail — 0.5%
1-800-Flowers.com, Inc.,
Class
a
A* 56 450
Aaron's Co., Inc. (The) 68 686
Abercrombie & Fitch Co.,
Class
a
A* 110 16,233
Academy Sports & Outdoors,
Inc. 158 8,766
aka Brands Holding Corp.* 1 22
American Eagle Outfitters, Inc. 398 8,191
America's Car-Mart, Inc.* 13 787
Arhaus, Inc., Class
a
A 112 1,379
Arko Corp. 176 1,102
Asbury Automotive Group, Inc.* 44 10,808
BARK, Inc.* 289 483
Beyond, Inc.* 100 983
Boot Barn Holdings, Inc.* 65 8,721
Buckle, Inc. (The) 67 2,807
Build-A-Bear Workshop, Inc. 28 935
Caleres, Inc. 75 3,160
Investments
Shares Value
Common Stocks (a) (continued)
Camping World Holdings, Inc.,
Class
a
A 92 $ 2,018
Citi Trends, Inc.* 18 257
Designer Brands, Inc., Class
a
A 92 611
Destination XL Group, Inc.* 117 322
EVgo, Inc., Class
a
A* 220 997
Foot Locker, Inc. 182 5,667
Genesco, Inc.* 24 725
Group 1 Automotive, Inc. 29 10,926
GrowGeneration Corp.* 127 248
Haverty Furniture Cos., Inc. 31 849
J Jill, Inc. 10 325
Lands' End, Inc.* 31 480
Leslie's, Inc.* 392 1,184
MarineMax, Inc.* 47 1,491
Monro, Inc. 65 1,761
National Vision Holdings, Inc.* 170 1,795
ODP Corp. (The)* 78 2,406
OneWater Marine, Inc., Class
a
A* 26 625
Petco Health & Wellness Co.,
Inc., Class
a
A* 181 577
RealReal, Inc. (The)* 213 562
Revolve Group, Inc., Class
a
A* 84 1,925
RumbleON, Inc., Class
a
B* 35 156
Sally Beauty Holdings, Inc.* 228 2,975
Shoe Carnival, Inc. 39 1,577
Signet Jewelers Ltd. 93 7,821
Sleep Number Corp.* 47 715
Sonic Automotive, Inc., Class
a
A 32 1,995
Stitch Fix, Inc., Class
a
A* 196 741
ThredUp, Inc., Class
a
A* 172 157
Tile Shop Holdings, Inc.* 62 391
Tilly's, Inc., Class
a
A* 32 171
Torrid Holdings, Inc.* 27 178
Upbound Group, Inc. 117 3,896
Urban Outfitters, Inc.* 140 5,085
Victoria's Secret & Co.* 171 4,012
Warby Parker, Inc., Class
a
A* 190 2,835
Winmark Corp. 6 2,164
Zumiez, Inc.* 36 999
137,132
Technology Hardware, Storage & Peripherals — 0.0%(b)
CompoSecure, Inc., Class
a
A 39 458
Corsair Gaming, Inc.* 97 676
CPI Card Group, Inc.* 11 315
Diebold Nixdorf, Inc.* 55 2,465
Eastman Kodak Co.* 132 697
Immersion Corp. 66 620
IonQ, Inc.* 433 3,213
Turtle Beach Corp.* 37 578
Xerox Holdings Corp. 254 2,878
11,900
Textiles, Apparel & Luxury Goods — 0.1%
Figs, Inc., Class
a
A* 283 1,746
G-III Apparel Group Ltd.* 88 2,329
Hanesbrands, Inc.* 771 4,896
Kontoor Brands, Inc. 121 9,057
Movado Group, Inc. 33 787

AUGUST 31, 2024 (Unaudited) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (a) (continued)
Oxford Industries, Inc. 32 $ 2,783
Rocky Brands, Inc. 16 516
Steven Madden Ltd. 158 7,126
Superior Group of Cos., Inc. 28 406
Vera Bradley, Inc.* 58 338
Wolverine World Wide, Inc. 173 2,372
32,356
Tobacco — 0.0%(b)
Ispire Technology, Inc.* 42 304
Turning Point Brands, Inc. 37 1,467
Universal Corp. 52 2,823
Vector Group Ltd. 320 4,794
9,388
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc. 58 391
Applied Industrial Technologies,
Inc. 84 17,230
Beacon Roofing Supply, Inc.* 139 12,593
BlueLinx Holdings, Inc.* 18 1,812
Boise Cascade Co. 86 11,663
Custom Truck One Source, Inc.* 111 455
Distribution Solutions Group,
Inc.* 23 856
DNOW, Inc.* 235 3,060
DXP Enterprises, Inc.* 27 1,485
EVI Industries, Inc. 11 182
FTAI Aviation Ltd. 217 27,735
GATX Corp. 78 11,006
Global Industrial Co. 30 1,005
GMS, Inc.* 87 7,551
H&E Equipment Services, Inc. 70 3,370
Herc Holdings, Inc. 61 8,929
Hudson Technologies, Inc.* 97 797
Karat Packaging, Inc. 15 380
McGrath RentCorp 53 5,732
MRC Global, Inc.* 184 2,421
Rush Enterprises, Inc., Class
a
A 133 7,009
Rush Enterprises, Inc., Class
a
B 19 894
Titan Machinery, Inc.* 45 680
Transcat, Inc.* 19 2,346
Willis Lease Finance Corp. 7 757
Xometry, Inc., Class
a
A* 92 1,807
132,146
Transportation Infrastructure — 0.0%(b)
Sky Harbour Group Corp.* 25 309
Water Utilities — 0.1%
American States Water Co. 81 6,595
Cadiz, Inc.* 92 310
California Water Service Group 126 6,972
Consolidated Water Co. Ltd. 33 916
Global Water Resources, Inc. 25 317
Middlesex Water Co. 39 2,458
Pure Cycle Corp.* 45 479
SJW Group 71 4,188
York Water Co. (The) 31 1,208
23,443
Investments
Shares Value
Common Stocks (a) (continued)
Wireless Telecommunication Services — 0.0%(b)
Gogo, Inc.* 141 $ 1,124
Spok Holdings, Inc. 40 595
Telephone and Data Systems,
Inc. 215 5,078
6,797
Total Common Stocks
(Cost $4,448,884)
5,773,808
Number of
Rights
Rights — 0.0%(b)
Biotechnology — 0.0%(b)
Aduro Biotech, Inc.,
CVR*(e)(f) 39 —
Cartesian Therapeutics,
Inc.*(e) 263 47
Chinook Therape, CVR*(e) 118 —
Tobira Therapeutics, Inc.,
CVR*(e) 10 —
Total Rights
(Cost $146) 47
Shares
Securities Lending Reinvestments (g) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (h)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 78.8%
Repurchase Agreements (i) — 4.0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,128,496
(Cost $1,127,835) $ 1,127,835
1,127,835
U.S. Treasury Obligations — 74.8%
U.S. Treasury Bills
5.20%, 10/31/2024 (j)
(Cost $21,103,064) 21,282,000 21,112,915
Total Short-Term Investments
(Cost $22,230,899) 22,240,750
Total Investments — 99.3%
(Cost $26,679,973) 28,014,649
Other assets less liabilities — 0.7% 199,827
Net Assets — 100.0% $ 28,214,476
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $133,750.
(b) Represents less than 0.05% of net assets.

HEDGE REPLICATION ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Amount less than one dollar.
(e) Illiquid security.
(f) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $0, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(g) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $44.
(h) Rate shown is the 7-day yield as of August 31, 2024.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(j) The rate shown was the current yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 11 9/16/2024 U.S. Dollar $ 760,513 $ (14,252)
Swap Agreements
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
275,074 3/6/2025
Morgan Stanley & Co.
International plc 6.03%
iShares
®
MSCI Emerging
Markets ETF 13,530
(2,852,442) 11/14/2024 Societe Generale (5.93)% S&P 500
®
Total Return Index (680,546)
35,482 11/14/2024 Societe Generale 6.08%
Russell 2000
®
Total Return
Index (2,129)
1,108,117 11/14/2024 Societe Generale 5.98% iShares
®
MSCI EAFE ETF 262,256
1,267,387 1/26/2026 Societe Generale 6.13%
iShares
®
MSCI Emerging
Markets ETF 54,309
(441,456) (366,110)
64,311 11/7/2024 UBS AG 6.03%
Russell 2000
®
Total Return
Index 6,693
529,688 11/6/2025 UBS AG 5.73%
iShares
®
MSCI Emerging
Markets ETF 42,661
545,714 1/26/2026 UBS AG 5.73% iShares
®
MSCI EAFE ETF (27)
1,139,713 49,327
973,331 (303,253)
Total Unrealized
Appreciation
379,449
Total Unrealized
Depreciation
(682,702)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds — 95 .1%
Aerospace & Defense — 2 .6%
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) $ 550,000 $ 615,525
TransDigm, Inc.
5.50%, 11/15/2027 2,265,000 2,251,724
6.38%, 3/1/2029 (a) 728,000 750,249
3,617,498
Automobile Components — 1 .3%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 634,000 576,171
Icahn Enterprises LP
5.25%, 5/15/2027 569,000 549,778
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 699,392
1,825,341
Automobiles — 0 .2%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 253,000 257,650
Banks — 0 .4%
UniCredit SpA
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035 (a)(b) 570,000 556,289
Building Products — 3 .0%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 635,000 580,159
6.38%, 3/1/2034 (a) 421,000 432,223
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,169,000 1,197,199
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 322,000 321,351
8.88%, 11/15/2031 (a) 628,000 674,095
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 642,000 600,298
3.38%, 1/15/2031 (a) 374,000 327,076
4,132,401
Capital Markets — 1 .0%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 434,000 380,938
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 482,000 467,575
Jane Street Group
7.13%, 4/30/2031 (a) 500,000 525,018
1,373,531
Chemicals — 1 .5%
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a) 662,000 705,186
Investments
Principal
Amount Value
Corporate Bonds (continued)
Chemicals
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) $ 443,000 $ 422,121
Tronox, Inc.
4.63%, 3/15/2029 (a) 432,000 393,617
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 558,000 518,349
2,039,273
Commercial Services & Supplies — 2 .1%
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 598,000 554,638
7.88%, 2/15/2031 (a) 500,000 507,871
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 446,000 465,859
Madison IAQ LLC
5.88%, 6/30/2029 (a) 410,000 390,729
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a) 500,000 473,383
6.25%, 1/15/2028 (a) 114,000 113,566
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 336,000 333,097
2,839,143
Communications Equipment — 0 .3%
CommScope LLC
4.75%, 9/1/2029 (a) 495,000 398,475
Construction & Engineering — 0 .4%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 500,000 544,786
Consumer Staples Distribution & Retail — 1 .2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a) 171,000 167,070
3.50%, 3/15/2029 (a) 939,000 869,654
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) 679,000 641,741
1,678,465
Containers & Packaging — 2 .8%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 424,000 365,382
Ardagh Packaging Finance plc
5.25%, 8/15/2027 (a) 379,000 227,986
Ball Corp.
6.00%, 6/15/2029 363,000 373,512
2.88%, 8/15/2030 380,000 335,866
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 507,000 505,865
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a) 1,149,000 1,187,986
9.25%, 4/15/2027 (a) 414,000 420,585

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2024 (Unaudited)
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HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Containers & Packaging
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a) $ 455,000 $ 434,398
3,851,580
Diversified Consumer Services — 0 .3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 463,000 485,028
Diversified REITs — 1 .1%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 1,046,000 1,073,323
REIT, 6.50%, 2/15/2029
(a) 500,000 382,791
1,456,114
Diversified Telecommunication Services — 6 .0%
Altice France SA
5.13%, 7/15/2029 (a) 961,000 670,478
5.50%, 10/15/2029 (a)(c) 1,006,000 698,003
CCO Holdings LLC
4.75%, 3/1/2030 (a) 717,000 653,454
4.25%, 2/1/2031 (a) 1,942,000 1,684,795
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 652,000 633,135
8.75%, 5/15/2030 (a) 554,000 583,473
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,248,000 1,198,086
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a) 665,000 729,087
Windstream Escrow LLC
7.75%, 8/15/2028 (a) 556,000 542,600
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a) 578,000 504,367
6.13%, 3/1/2028 (a) 514,000 397,271
8,294,749
Electric Utilities — 2 .1%
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 828,000 740,768
PG&E Corp.
5.00%, 7/1/2028 4,000 3,919
5.25%, 7/1/2030 874,000 855,754
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 550,000 525,928
7.75%, 10/15/2031 (a) 723,000 769,263
2,895,632
Electrical Equipment — 0 .2%
Sensata Technologies BV
4.00%, 4/15/2029 (a) 361,000 339,913
Investments
Principal
Amount Value
Corporate Bonds (continued)
Energy Equipment & Services — 1 .2%
USA Compression Partners LP
7.13%, 3/15/2029 (a) $ 419,000 $ 430,332
Valaris Ltd.
8.38%, 4/30/2030 (a) 481,000 501,762
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 642,000 666,406
1,598,500
Entertainment — 0 .8%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a) 702,000 714,089
ROBLOX Corp.
3.88%, 5/1/2030 (a) 360,000 331,683
1,045,772
Financial Services — 4 .1%
Block, Inc.
3.50%, 6/1/2031 539,000 486,589
6.50%, 5/15/2032 (a) 734,000 761,041
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 1,000,000 1,066,480
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 456,000 467,074
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 400,909
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 378,121
Nationstar Mortgage Holdings, Inc.
7.13%, 2/1/2032 (a) 500,000 518,067
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 680,000 749,036
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) 165,000 156,944
3.88%, 3/1/2031 (a) 432,000 394,055
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 308,000 317,730
5,696,046
Food Products — 1 .2%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 386,000 389,374
Post Holdings, Inc.
4.63%, 4/15/2030 (a) 1,115,000 1,059,699
6.38%, 3/1/2033 (a) 228,000 229,835
1,678,908
Ground Transportation — 0 .5%
Brightline East LLC
11.00%, 1/31/2030 (a) 500,000 455,978
Hertz Corp. (The)
5.00%, 12/1/2029 (a)(c) 429,000 288,340
744,318

AUGUST 31, 2024 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
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PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Equipment & Supplies — 2 .0%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) $ 646,000 $ 628,658
Medline Borrower LP
3.88%, 4/1/2029 (a) 696,000 657,457
5.25%, 10/1/2029 (a) 1,566,000 1,537,590
2,823,705
Health Care Providers & Services — 5 .2%
Community Health Systems, Inc.
5.63%, 3/15/2027 (a) 1,266,000 1,225,167
10.88%, 1/15/2032 (a) 500,000 541,247
DaVita, Inc.
4.63%, 6/1/2030 (a) 1,384,000 1,304,890
3.75%, 2/15/2031 (a) 340,000 302,632
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 421,000 474,330
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 435,000 319,696
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 478,000 482,185
Star Parent, Inc.
9.00%, 10/1/2030 (a) 453,000 483,590
Tenet Healthcare Corp.
6.13%, 10/1/2028 892,000 893,382
6.13%, 6/15/2030 1,135,000 1,152,733
7,179,852
Health Care REITs — 0 .3%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031 572,000 390,558
Hotel & Resort REITs — 0 .6%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 393,467
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 420,000 449,316
842,783
Hotels, Restaurants & Leisure — 8 .0%
1011778 BC ULC
3.88%, 1/15/2028 (a) 358,000 341,831
4.00%, 10/15/2030 (a) 1,469,000 1,345,660
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a) 153,000 156,253
7.00%, 2/15/2030 (a) 1,614,000 1,671,500
Carnival Corp.
5.75%, 3/1/2027 (a) 1,265,000 1,269,355
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028 (a) 785,000 849,387
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 500,000 496,957
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 324,000 303,072
6.75%, 1/15/2030 (a) 549,000 493,528
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotels, Restaurants & Leisure
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/2032 (a) $ 930,000 $ 833,607
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026 (a) 486,000 470,460
NCL Corp. Ltd.
5.88%, 3/15/2026 (a) 881,000 880,489
Royal Caribbean Cruises Ltd.
5.50%, 4/1/2028 (a) 474,000 477,646
6.00%, 2/1/2033 (a) 755,000 773,162
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 452,176
Yum! Brands, Inc.
3.63%, 3/15/2031 (c) 98,000 89,950
4.63%, 1/31/2032 112,000 106,116
11,011,149
Independent Power and Renewable Electricity Producers — 1 .3%
Calpine Corp.
4.50%, 2/15/2028 (a) 1,002,000 971,698
5.13%, 3/15/2028 (a) 259,000 252,731
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 542,000 586,876
1,811,305
Insurance — 4 .1%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 501,917
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a) 430,000 427,916
7.00%, 1/15/2031 (a) 768,000 793,767
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 367,000 380,138
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 450,000 463,130
HUB International Ltd.
7.25%, 6/15/2030 (a) 178,000 185,876
7.38%, 1/31/2032 (a) 1,523,000 1,578,950
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,336,440
5,668,134
IT Services — 0 .3%
Amentum Escrow Corp.
7.25%, 8/1/2032 (a) 376,000 393,916
Machinery — 1 .3%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 646,000 678,686
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 374,000 383,380
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 721,000 709,801
1,771,867

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media — 9 .9%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a) $ 151,000 $ 131,607
7.50%, 6/1/2029 (a)(c) 674,000 568,287
CMG Media Corp.
8.88%, 12/15/2027 (a) 480,000 254,400
CSC Holdings LLC
11.75%, 1/31/2029 (a) 850,000 750,562
4.63%, 12/1/2030 (a) 940,000 368,975
Directv Financing LLC
5.88%, 8/15/2027 (a) 1,526,000 1,477,608
DISH DBS Corp.
5.25%, 12/1/2026 (a) 856,000 733,109
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,573,000 1,599,394
Gray Television, Inc.
10.50%, 7/15/2029 (a) 444,000 455,710
5.38%, 11/15/2031 (a) 533,000 305,390
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,201,000 1,199,184
News Corp.
3.88%, 5/15/2029 (a) 363,000 341,422
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)(c) 410,000 383,088
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (b) 442,000 404,138
Radiate Holdco LLC
6.50%, 9/15/2028 (a) 401,000 215,721
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a) 1,286,000 1,204,531
3.88%, 9/1/2031 (a) 118,000 101,247
Stagwell Global LLC
5.63%, 8/15/2029 (a) 432,000 412,153
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 377,000 350,885
TEGNA, Inc.
4.63%, 3/15/2028 735,000 690,977
5.00%, 9/15/2029 42,000 39,004
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 862,000 853,243
8.00%, 8/15/2028 (a) 373,000 377,396
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 598,000 541,066
13,759,097
Metals & Mining — 1 .9%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 561,000 562,574
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a) 797,000 790,538
9.38%, 3/1/2029 (a) 485,000 516,347
Mineral Resources Ltd.
9.25%, 10/1/2028 (a) 115,000 121,491
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
Novelis Corp.
4.75%, 1/30/2030 (a) $ 704,000 $ 672,475
2,663,425
Oil, Gas & Consumable Fuels — 8 .3%
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 467,404
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 500,000 527,132
8.75%, 7/1/2031 (a) 665,000 717,611
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 520,314
CQP Holdco LP
5.50%, 6/15/2031 (a) 589,000 577,421
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a) 461,000 488,752
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 381,000 400,427
DT Midstream, Inc.
4.38%, 6/15/2031 (a) 669,000 628,731
ITT Holdings LLC
6.50%, 8/1/2029 (a) 509,000 480,087
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 256,000 256,782
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a) 699,000 605,290
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 763,000 785,224
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 472,103
6.25%, 2/1/2033 (a) 333,000 341,812
Southwestern Energy Co.
5.38%, 3/15/2030 78,000 77,321
4.75%, 2/1/2032 980,000 928,720
Tullow Oil plc
10.25%, 5/15/2026 (a) 612,000 593,733
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,026,000 1,156,239
8.38%, 6/1/2031 (a) 972,000 1,031,747
Vital Energy, Inc.
7.88%, 4/15/2032 (a) 451,000 461,687
11,518,537
Passenger Airlines — 3 .5%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 967,000 947,882
8.50%, 5/15/2029 (a) 612,000 636,273
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a) 597,000 585,071
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 818,000 808,476
United Airlines, Inc.
4.38%, 4/15/2026 (a) 840,000 819,715
4.63%, 4/15/2029 (a) 783,000 745,299

AUGUST 31, 2024 (Unaudited) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Passenger Airlines
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a) $ 452,000 $ 370,645
4,913,361
Pharmaceuticals — 2 .7%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a) 615,000 459,405
11.00%, 9/30/2028 (a)(c) 760,000 695,400
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a)(c) 411,000 436,302
Organon & Co.
4.13%, 4/30/2028 (a) 1,968,000 1,881,398
5.13%, 4/30/2031 (a) 219,000 205,082
3,677,587
Software — 4 .7%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 994,000 950,978
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 1,835,000 1,808,891
9.00%, 9/30/2029 (a) 749,000 753,796
McAfee Corp.
7.38%, 2/15/2030 (a) 848,000 813,442
NCR Voyix Corp.
5.13%, 4/15/2029 (a) 476,000 466,426
UKG, Inc.
6.88%, 2/1/2031 (a) 1,032,000 1,067,524
Veritas US, Inc.
7.50%, 9/1/2025 (a) 691,000 631,659
6,492,716
Specialized REITs — 1 .5%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) 211,000 205,804
REIT, 4.50%, 2/15/2031
(a) 863,000 810,113
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 810,000 783,655
REIT, 3.13%, 2/1/2029 364,000 334,983
2,134,555
Specialty Retail — 2 .1%
eG Global Finance plc
12.00%, 11/30/2028 (a) 400,000 436,142
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 415,000 395,345
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 523,000 306,175
PetSmart, Inc.
4.75%, 2/15/2028 (a) 438,000 418,970
7.75%, 2/15/2029 (a) 503,000 495,290
Staples, Inc.
10.75%, 9/1/2029 (a) 935,000 883,637
2,935,559
Investments
Principal
Amount Value
Corporate Bonds (continued)
Trading Companies & Distributors — 2 .4%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) $ 419,000 $ 435,636
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 115,000 114,255
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 528,000 489,097
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 794,970
United Rentals North America, Inc.
3.88%, 2/15/2031 635,000 586,254
6.13%, 3/15/2034 (a) 357,000 364,653
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a) 577,000 592,017
3,376,882
Wireless Telecommunication Services — 0 .7%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) 561,000 487,662
4.75%, 7/15/2031 (a) 574,000 503,525
991,187
Total Corporate Bonds
(Cost $130,867,998) 131,705,587
Shares
Securities Lending Reinvestments (d) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (e)
(Cost $1,280,630) 1,280,630 1,280,630
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (f) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,998,000
(Cost $2,996,241) 2,996,241
2,996,241
Total Investments — 98.2%
(Cost $135,144,869) 135,982,458
Other assets less liabilities — 1.8% 2,485,540
Net Assets — 100.0% $ 138,467,998
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
August 31, 2024 was $120,370,654 which represents 86.93% of
net assets.

HIGH YIELD-INTEREST RATE HEDGED :: AUGUST 31, 2024 (Unaudited)
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HYHG
::
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
August 31, 2024.
(c) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $1,393,175, collateralized in the form of cash with a value of $1,280,630 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $181,875 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from October
3, 2024 – November 15, 2053. The total value of collateral is
$1,462,505.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $1,280,630.
(e) Rate shown is the 7-day yield as of August 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation /
(Depreciation)
A
U.S. Treasury 10 Year Note 101 12/19/2024 U.S. Dollar $ 11,469,813 $ 29,918
U.S. Treasury 2 Year Note 217 12/31/2024 U.S. Dollar 45,037,672 (20,708)
U.S. Treasury 5 Year Note 724 12/31/2024 U.S. Dollar 79,204,469 50,604
$ 59,814

AUGUST 31, 2024 (Unaudited) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Investments
Principal
Amount Value
Short-Term Investments — 97 .1%
Repurchase Agreements (a) — 51 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $11,177,858
(Cost $11,171,297) $ 11,171,297
$ 11,171,297
U.S. Treasury Obligations (b) — 45 .5%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $9,835,264) 10,000,000 9,846,512
Total Short-Term Investments
(Cost $21,006,561) 21,017,809
Total Investments — 97.1%
(Cost $21,006,561) 21,017,809
Other assets less liabilities — 2.9% 623,285
Net Assets — 100.0% $ 21,641,094
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $803,427.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,526,875 12/10/2024 Citibank NA 5.10%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
337,492
5,242,461 12/10/2024 Citibank NA 5.16%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
(319,286)
9,769,336 18,206
16,385,050 11/6/2024 Societe Generale 5.39%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Inflation-Protected Securities
(TIPS) bond)
c
1,032,561
22,744,438 11/6/2024 Societe Generale 5.02%
FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index (long
exposure to 30-year Treasury
Bond inverse index)
c
(3,369,275)
39,129,488 (2,336,714)
48,898,824 (2,318,508)
Total Unrealized
Appreciation
1,370,053
Total Unrealized
Depreciation
(3,688,561)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_
TIPS_August.pdf.

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds — 94 .3%
Aerospace & Defense — 2 .1%
GE Capital International Funding Co. Unlimited
Co.
4.42%, 11/15/2035 $ 627,000 $ 602,609
General Electric Co.
6.75%, 3/15/2032 1,088,000 1,231,590
Lockheed Martin Corp.
4.07%, 12/15/2042 1,062,000 941,755
RTX Corp.
4.50%, 6/1/2042 2,483,000 2,251,809
5,027,763
Air Freight & Logistics — 0 .5%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,191,000 1,337,051
Automobiles — 2 .1%
Ford Motor Co.
7.45%, 7/16/2031 1,307,000 1,438,880
4.75%, 1/15/2043 631,000 527,500
General Motors Co.
6.25%, 10/2/2043 1,651,000 1,719,289
5.20%, 4/1/2045 254,000 233,506
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,097,000 1,331,284
5,250,459
Banks — 25 .2%
Banco Santander SA
3.49%, 5/28/2030 1,041,000 970,899
6.92%, 8/8/2033 2,076,000 2,250,398
6.94%, 11/7/2033 1,200,000 1,365,653
Bank of America Corp.
6.11%, 1/29/2037 561,000 610,273
7.75%, 5/14/2038 902,000 1,120,327
5.88%, 2/7/2042 3,517,000 3,839,896
5.00%, 1/21/2044 355,000 354,125
Bank of America NA
6.00%, 10/15/2036 894,000 971,932
Bank of Nova Scotia (The)
4.85%, 2/1/2030 1,012,000 1,027,714
Barclays plc
5.25%, 8/17/2045 2,097,000 2,069,579
Citigroup, Inc.
6.63%, 6/15/2032 1,086,000 1,191,725
8.13%, 7/15/2039 82,000 106,701
6.68%, 9/13/2043 2,037,000 2,334,441
4.75%, 5/18/2046 1,924,000 1,742,308
Cooperatieve Rabobank UA
5.25%, 5/24/2041 798,000 823,971
5.75%, 12/1/2043 954,000 990,784
5.25%, 8/4/2045 1,267,000 1,269,393
Fifth Third Bancorp
8.25%, 3/1/2038 731,000 907,003
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
6.50%, 5/2/2036 $ 953,000 $ 1,035,723
6.50%, 9/15/2037 2,431,000 2,632,988
5.25%, 3/14/2044 1,486,000 1,449,425
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,122,000 2,457,751
5.50%, 10/15/2040 4,208,000 4,444,839
4.85%, 2/1/2044 2,000 1,966
4.95%, 6/1/2045 46,000 45,091
Lloyds Banking Group plc
4.34%, 1/9/2048 1,118,000 921,870
Mitsubishi UFJ Financial Group, Inc.
2.56%, 2/25/2030 654,000 589,849
2.05%, 7/17/2030 895,000 775,449
3.75%, 7/18/2039 1,327,000 1,162,423
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 710,000 600,203
Royal Bank of Canada
2.30%, 11/3/2031 1,812,000 1,564,385
5.00%, 2/1/2033 842,000 859,724
5.15%, 2/1/2034 1,560,000 1,599,365
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 2,109,000 2,210,855
2.75%, 1/15/2030 760,000 690,176
2.13%, 7/8/2030 247,000 214,680
5.77%, 1/13/2033 1,145,000 1,215,593
6.18%, 7/13/2043 1,037,000 1,158,793
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 854,000 769,388
4.46%, 6/8/2032 1,785,000 1,746,068
Wells Fargo & Co.
5.61%, 1/15/2044 3,331,000 3,378,898
4.90%, 11/17/2045 2,226,000 2,043,550
4.75%, 12/7/2046 1,198,000 1,073,859
Wells Fargo Bank NA
6.60%, 1/15/2038 452,000 514,020
Westpac Banking Corp.
2.15%, 6/3/2031 941,000 815,625
4.42%, 7/24/2039 211,000 196,542
2.96%, 11/16/2040 242,000 178,124
3.13%, 11/18/2041 1,779,000 1,325,026
61,619,370
Beverages — 3 .3%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,078,000 1,059,828
Coca-Cola Co. (The)
3.45%, 3/25/2030 1,340,000 1,290,593
1.65%, 6/1/2030 2,943,000 2,558,954
2.25%, 1/5/2032 683,000 598,125
2.50%, 6/1/2040 100,000 73,799
2.60%, 6/1/2050 354,000 232,356
3.00%, 3/5/2051 1,943,000 1,391,771
2.50%, 3/15/2051 637,000 408,059

AUGUST 31, 2024 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages
Molson Coors Beverage Co.
5.00%, 5/1/2042 $ 580,000 $ 551,944
8,165,429
Biotechnology — 0 .8%
AbbVie, Inc.
4.40%, 11/6/2042 2,099,000 1,932,026
Capital Markets — 6 .9%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 719,000 796,834
6.75%, 10/1/2037 950,000 1,071,543
6.25%, 2/1/2041 3,679,000 4,111,465
5.15%, 5/22/2045 1,345,000 1,324,734
Jefferies Financial Group, Inc.
4.15%, 1/23/2030 720,000 692,377
Morgan Stanley
6.38%, 7/24/2042 790,000 912,290
4.30%, 1/27/2045 1,000 899
4.38%, 1/22/2047 4,517,000 4,049,922
Nomura Holdings, Inc.
3.10%, 1/16/2030 75,000 68,421
2.68%, 7/16/2030 1,413,000 1,248,221
2.61%, 7/14/2031 1,368,000 1,169,362
UBS Group AG
4.88%, 5/15/2045 1,460,000 1,379,585
16,825,653
Communications Equipment — 1 .3%
Cisco Systems, Inc.
5.90%, 2/15/2039 2,484,000 2,750,068
5.50%, 1/15/2040 379,000 402,823
3,152,891
Consumer Finance — 2 .5%
Ally Financial, Inc.
8.00%, 11/1/2031 1,566,000 1,788,030
American Express Co.
4.05%, 12/3/2042 525,000 465,277
John Deere Capital Corp.
4.70%, 6/10/2030 689,000 704,030
Series I, 5.15%, 9/8/2033 1,501,000 1,564,748
Toyota Motor Credit Corp.
3.38%, 4/1/2030 1,028,000 976,956
5.55%, 11/20/2030 556,000 587,698
6,086,739
Consumer Staples Distribution & Retail — 0 .8%
Target Corp.
4.00%, 7/1/2042 894,000 791,279
Walmart, Inc.
5.25%, 9/1/2035 411,000 441,137
6.50%, 8/15/2037 710,000 839,488
2,071,904
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services — 5 .0%
Sprint Capital Corp.
8.75%, 3/15/2032 $ 1,069,000 $ 1,318,998
Telefonica Emisiones SA
7.05%, 6/20/2036 1,289,000 1,463,206
5.21%, 3/8/2047 1,915,000 1,771,888
4.90%, 3/6/2048 1,025,000 911,920
Verizon Communications, Inc.
4.50%, 8/10/2033 2,465,000 2,398,613
4.27%, 1/15/2036 665,000 627,644
5.25%, 3/16/2037 739,000 757,983
4.81%, 3/15/2039 1,255,000 1,210,137
4.86%, 8/21/2046 303,000 286,966
4.52%, 9/15/2048 1,680,000 1,507,646
12,255,001
Electric Utilities — 0 .6%
Duke Energy Florida LLC
6.40%, 6/15/2038 500,000 561,429
Georgia Power Co.
4.30%, 3/15/2042 885,000 783,472
1,344,901
Electrical Equipment — 0 .3%
Eaton Corp.
4.15%, 11/2/2042 869,000 772,826
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 984,000 969,157
Entertainment — 1 .7%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 123,000 106,817
Walt Disney Co. (The)
3.80%, 3/22/2030 1,323,000 1,288,826
2.65%, 1/13/2031 2,036,000 1,835,110
6.65%, 11/15/2037 833,000 971,084
4,201,837
Financial Services — 3 .3%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 1,369,000 1,340,172
Shell International Finance BV
4.13%, 5/11/2035 968,000 926,164
6.38%, 12/15/2038 1,975,000 2,256,935
4.55%, 8/12/2043 610,000 572,213
4.38%, 5/11/2045 4,000 3,574
4.00%, 5/10/2046 1,165,000 979,474
3.75%, 9/12/2046 2,345,000 1,892,341
7,970,873

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Food Products — 0 .8%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 $ 1,178,000 $ 1,113,700
Unilever Capital Corp.
5.90%, 11/15/2032 859,000 943,748
2,057,448
Health Care Equipment & Supplies — 1 .3%
Medtronic, Inc.
4.38%, 3/15/2035 952,000 932,995
4.63%, 3/15/2045 2,330,000 2,195,616
3,128,611
Health Care Providers & Services — 2 .0%
Ascension Health
3.95%, 11/15/2046 718,000 615,263
Elevance Health, Inc.
4.65%, 1/15/2043 504,000 462,183
UnitedHealth Group, Inc.
2.00%, 5/15/2030 1,838,000 1,620,182
4.63%, 7/15/2035 964,000 956,790
6.88%, 2/15/2038 1,103,000 1,308,054
4.75%, 7/15/2045 2,000 1,890
4,964,362
Household Products — 0 .7%
Procter & Gamble Co. (The)
3.00%, 3/25/2030 3,000 2,846
1.20%, 10/29/2030 1,894,000 1,600,125
1.95%, 4/23/2031 167,000 147,024
1,749,995
Insurance — 1 .1%
MetLife, Inc.
5.70%, 6/15/2035 650,000 696,984
4.88%, 11/13/2043 1,427,000 1,360,529
4.05%, 3/1/2045 8,000 6,780
Prudential Funding Asia plc
3.13%, 4/14/2030 721,000 670,179
2,734,472
IT Services — 1 .7%
International Business Machines Corp.
4.15%, 5/15/2039 667,000 599,412
4.00%, 6/20/2042 700,000 600,770
4.25%, 5/15/2049 3,479,000 2,964,947
4,165,129
Machinery — 0 .4%
Caterpillar, Inc.
3.80%, 8/15/2042 1,001,000 855,864
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media — 2 .9%
Comcast Corp.
4.25%, 1/15/2033 $ 1,248,000 $ 1,207,094
Paramount Global
6.88%, 4/30/2036 358,000 357,299
4.38%, 3/15/2043 1,880,000 1,353,480
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,642,000 1,870,706
Time Warner Cable LLC
6.55%, 5/1/2037 7,000 6,913
7.30%, 7/1/2038 276,000 289,028
6.75%, 6/15/2039 1,992,000 1,982,594
7,067,114
Metals & Mining — 3 .5%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 9,000 7,958
5.00%, 9/30/2043 2,581,000 2,531,620
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,022,000 1,033,304
Southern Copper Corp.
6.75%, 4/16/2040 1,294,000 1,457,488
5.88%, 4/23/2045 1,548,000 1,587,512
Vale Overseas Ltd.
6.88%, 11/21/2036 1,793,000 1,973,689
6.88%, 11/10/2039 21,000 22,938
8,614,509
Multi-Utilities — 0 .5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,015,000 1,107,742
Oil, Gas & Consumable Fuels — 6 .1%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,184,000 1,262,442
ConocoPhillips
6.50%, 2/1/2039 1,817,000 2,084,662
Hess Corp.
5.60%, 2/15/2041 1,122,000 1,149,692
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,378,000 1,549,055
Kinder Morgan, Inc.
7.75%, 1/15/2032 827,000 959,692
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,444,000 1,567,404
Phillips 66
5.88%, 5/1/2042 1,138,000 1,190,724
Suncor Energy, Inc.
6.50%, 6/15/2038 990,000 1,091,271
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 1,372,000 1,467,884
7.63%, 1/15/2039 250,000 304,602
Valero Energy Corp.
6.63%, 6/15/2037 1,034,000 1,144,142

AUGUST 31, 2024 (Unaudited) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The)
6.30%, 4/15/2040 $ 1,056,000 $ 1,130,394
14,901,964
Pharmaceuticals — 6 .3%
AstraZeneca plc
6.45%, 9/15/2037 187,000 215,626
4.00%, 9/18/2042 3,932,000 3,452,303
4.38%, 11/16/2045 474,000 432,796
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,019,000 2,316,132
Johnson & Johnson
5.95%, 8/15/2037 701,000 794,746
Merck & Co., Inc.
4.15%, 5/18/2043 994,000 887,215
Novartis Capital Corp.
4.40%, 5/6/2044 1,449,000 1,355,868
Pfizer, Inc.
4.00%, 12/15/2036 2,698,000 2,524,287
7.20%, 3/15/2039 2,660,000 3,255,052
4.40%, 5/15/2044 46,000 42,857
Wyeth LLC
5.95%, 4/1/2037 242,000 264,674
15,541,556
Software — 1 .4%
Oracle Corp.
6.50%, 4/15/2038 3,091,000 3,446,088
6.13%, 7/8/2039 3,000 3,238
3,449,326
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,270,000 2,499,373
Technology Hardware, Storage & Peripherals — 3 .0%
Apple, Inc.
3.85%, 5/4/2043 200,000 176,944
4.45%, 5/6/2044 843,000 825,053
3.45%, 2/9/2045 5,357,000 4,421,646
4.38%, 5/13/2045 989,000 932,674
HP, Inc.
6.00%, 9/15/2041 (a) 866,000 914,348
7,270,665
Tobacco — 1 .7%
Altria Group, Inc.
5.38%, 1/31/2044 1,411,000 1,401,223
Philip Morris International, Inc.
6.38%, 5/16/2038 1,578,000 1,778,747
4.25%, 11/10/2044 1,246,000 1,071,207
4,251,177
Investments
Principal
Amount Value
Corporate Bonds (continued)
Wireless Telecommunication Services — 3 .1%
America Movil SAB de CV
6.13%, 3/30/2040 $ 1,752,000 $ 1,890,211
4.38%, 7/16/2042 465,000 411,311
Telefonica Europe BV
8.25%, 9/15/2030 961,000 1,121,383
Vodafone Group plc
6.15%, 2/27/2037 2,392,000 2,600,023
5.25%, 5/30/2048 196,000 187,944
4.88%, 6/19/2049 134,000 121,298
4.25%, 9/17/2050 1,686,000 1,378,966
7,711,136
Total Corporate Bonds
(Cost $222,718,082) 231,054,323
Shares
Securities Lending Reinvestments (b) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $953,558) 953,558 953,558
Principal
Amount
Short-Term Investments — 1 .3%
Repurchase Agreements (d) — 1 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,183,958
(Cost $3,182,091) 3,182,091
3,182,091
Total Investments — 96.0%
(Cost $226,853,731) 235,189,972
Other assets less liabilities — 4.0% 9,768,122
Net Assets — 100.0% $ 244,958,094
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $909,068, collateralized in the form of cash with a value of $953,558 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $953,558.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

INVESTMENT GRADE-INTEREST RATE HEDGED :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury 10 Year Note 544 12/19/2024 U.S. Dollar $ 61,778,000 $ 158,770
U.S. Treasury Long Bond 954 12/19/2024 U.S. Dollar 117,461,250 1,031,030
U.S. Treasury Ultra Bond 275 12/19/2024 U.S. Dollar 36,282,813 384,262
$ 1,574,062

AUGUST 31, 2024 (Unaudited) :: K-1 FREE CRUDE OIL STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
Investments
Principal
Amount Value
Short-Term Investments — 78 .4%
Repurchase Agreements (a) — 78 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $68,532,136
(Cost $68,491,911) $ 68,491,911
$ 68,491,911
Total Investments — 78.4%
(Cost $68,491,911) 68,491,911
Other assets less liabilities — 21.6% 18,891,634
Net Assets — 100.0% $ 87,383,545
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 387 10/22/2024 U.S. Dollar $ 28,115,550 $ 315,701
WTI Crude Oil 409 11/20/2024 U.S. Dollar 29,403,010 (454,239)
WTI Crude Oil 424 5/20/2025 U.S. Dollar 29,633,360 (355,318)
$ (493,856)

LARGE CAP CORE PLUS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) — 97 .7%
Aerospace & Defense — 2.5%
General Electric Co. 15,266 $ 2,665,749
Howmet Aerospace, Inc. 17,330 1,675,118
Huntington Ingalls Industries,
Inc. 5,310 1,501,509
Lockheed Martin Corp. 3,811 2,165,029
Northrop Grumman Corp. 3,596 1,881,463
Textron, Inc. 14,796 1,349,395
11,238,263
Air Freight & Logistics — 0.3%
FedEx Corp. 4,903 1,464,869
Automobile Components — 0.4%
Aptiv plc* 17,913 1,281,317
BorgWarner, Inc. 20,986 714,993
1,996,310
Automobiles — 1.2%
Ford Motor Co. 65,926 737,712
General Motors Co. 35,395 1,761,963
Tesla, Inc.* 14,842 3,177,821
5,677,496
Banks — 2.0%
Bank of America Corp. 31,261 1,273,886
Citizens Financial Group, Inc. 19,699 848,042
Fifth Third Bancorp 15,570 664,683
Huntington Bancshares, Inc. 79,326 1,187,510
JPMorgan Chase & Co. 14,414 3,240,267
M&T Bank Corp. 7,805 1,343,319
Regions Financial Corp. 9,229 216,143
Wells Fargo & Co. 10,456 611,362
9,385,212
Beverages — 1.0%
Coca-Cola Co. (The) 9,290 673,246
Keurig Dr Pepper, Inc. 17,718 648,656
Molson Coors Beverage Co.,
Class
a
B 25,794 1,392,102
Monster Beverage Corp.* 5,685 267,934
PepsiCo, Inc. 9,526 1,646,855
4,628,793
Biotechnology — 1.4%
AbbVie, Inc. 9,852 1,934,046
Amgen, Inc. 606 202,301
Biogen, Inc.* 4,136 846,887
Gilead Sciences, Inc. 24,538 1,938,502
Incyte Corp.* 22,172 1,455,813
Vertex Pharmaceuticals, Inc.* 504 249,929
6,627,478
Broadline Retail — 2.6%
Amazon.com, Inc.* 61,048 10,897,068
eBay, Inc. 13,765 813,511
11,710,579
Investments
Shares Value
Common Stocks (a) (continued)
Building Products — 0.8%
A O Smith Corp. 3,818 $ 319,643
Allegion plc 3,862 536,200
Builders FirstSource, Inc.* 4,262 741,588
Masco Corp. 2,637 209,800
Trane Technologies plc 5,563 2,011,914
3,819,145
Capital Markets — 3.0%
Bank of New York Mellon Corp.
(The) 22,989 1,568,310
Blackstone, Inc. 11,706 1,666,466
Cboe Global Markets, Inc. 7,030 1,443,962
CME Group, Inc. 8,583 1,851,696
FactSet Research Systems, Inc. 445 188,164
Franklin Resources, Inc. 56,336 1,140,241
Invesco Ltd. 45,889 784,243
MarketAxess Holdings, Inc. 1,278 309,774
MSCI, Inc., Class
a
A 1,182 686,257
Northern Trust Corp. 13,286 1,211,816
Raymond James Financial, Inc. 12,517 1,496,658
T. Rowe Price Group, Inc. 13,995 1,484,030
13,831,617
Chemicals — 1.4%
Air Products and Chemicals,
Inc. 2,236 623,509
Celanese Corp., Class
a
A 10,903 1,423,932
Corteva, Inc. 8,188 469,172
Eastman Chemical Co. 14,427 1,476,892
Linde plc 863 412,730
LyondellBasell Industries NV,
Class
a
A 7,228 713,403
PPG Industries, Inc. 9,163 1,188,716
6,308,354
Commercial Services & Supplies — 0.7%
Republic Services, Inc., Class
a
A 7,750 1,613,627
Rollins, Inc. 24,520 1,230,414
Waste Management, Inc. 818 173,449
3,017,490
Communications Equipment — 1.1%
Arista Networks, Inc.* 4,087 1,444,264
Cisco Systems, Inc. 21,107 1,066,748
F5, Inc.* 6,968 1,415,549
Motorola Solutions, Inc. 2,315 1,023,323
4,949,884
Consumer Finance — 0.7%
Capital One Financial Corp. 7,173 1,053,929
Discover Financial Services 5,097 707,005
Synchrony Financial 31,681 1,592,287
3,353,221
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp. 1,707 1,523,293
Kroger Co. (The) 28,342 1,508,078

AUGUST 31, 2024 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Sysco Corp. 7,986 $ 622,668
Target Corp. 10,671 1,639,279
Walgreens Boots Alliance, Inc. 77,826 719,891
Walmart, Inc. 12,266 947,303
6,960,512
Containers & Packaging — 0.0%(b)
Packaging Corp. of America 966 202,416
Distributors — 0.3%
Genuine Parts Co. 5,361 768,017
LKQ Corp. 12,507 520,166
1,288,183
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 43,533 866,306
Verizon Communications, Inc. 6,124 255,861
1,122,167
Electric Utilities — 2.2%
Alliant Energy Corp. 16,121 939,371
Edison International 15,440 1,343,743
Entergy Corp. 12,392 1,495,590
Exelon Corp. 20,591 784,311
FirstEnergy Corp. 11,653 511,800
NRG Energy, Inc. 19,130 1,626,241
PG&E Corp. 67,348 1,326,756
Pinnacle West Capital Corp. 7,125 623,580
Xcel Energy, Inc. 25,725 1,575,142
10,226,534
Electrical Equipment — 1.1%
AMETEK, Inc. 9,775 1,672,014
Eaton Corp. plc 5,774 1,772,214
Emerson Electric Co. 16,219 1,709,320
5,153,548
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class
a
A 27,355 1,845,095
Jabil, Inc. 3,019 329,916
TE Connectivity Ltd. 10,770 1,654,272
Teledyne Technologies, Inc.* 3,426 1,482,773
Trimble, Inc.* 3,145 178,290
5,490,346
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class
a
A 44,389 1,561,161
Halliburton Co. 37,814 1,175,638
Schlumberger NV 34,879 1,534,327
4,271,126
Entertainment — 1.0%
Electronic Arts, Inc. 5,944 902,418
Live Nation Entertainment, Inc.* 15,140 1,478,724
Netflix, Inc.* 2,744 1,924,504
Walt Disney Co. (The) 4,828 436,355
4,742,001
Investments
Shares Value
Common Stocks (a) (continued)
Financial Services — 2.8%
Berkshire Hathaway, Inc.,
Class
a
B* 9,960 $ 4,740,163
Fidelity National Information
Services, Inc. 3,725 307,126
Jack Henry & Associates, Inc. 3,442 595,569
Mastercard, Inc., Class
a
A 3,552 1,716,824
PayPal Holdings, Inc.* 14,357 1,039,878
Visa, Inc., Class
a
A 16,416 4,536,890
12,936,450
Food Products — 1.3%
Bunge Global SA 13,105 1,328,585
Campbell Soup Co. 9,798 487,156
Conagra Brands, Inc. 16,436 512,803
Hormel Foods Corp. 9,067 295,131
J M Smucker Co. (The) 7,765 890,490
Kraft Heinz Co. (The) 16,769 594,126
Lamb Weston Holdings, Inc. 2,735 169,351
McCormick & Co., Inc.
(Non-Voting) 3,435 274,903
Tyson Foods, Inc., Class
a
A 22,877 1,471,220
6,023,765
Gas Utilities — 0.2%
Atmos Energy Corp. 8,671 1,133,646
Ground Transportation — 0.7%
CSX Corp. 34,360 1,177,517
Uber Technologies, Inc.* 28,303 2,069,799
3,247,316
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 2,399 271,735
Baxter International, Inc. 38,448 1,458,717
Becton Dickinson & Co. 7,584 1,838,437
Dexcom, Inc.* 4,154 288,038
GE HealthCare Technologies,
Inc. 11,972 1,015,465
Hologic, Inc.* 5,756 467,618
IDEXX Laboratories, Inc.* 3,082 1,483,459
Insulet Corp.* 2,627 532,677
Intuitive Surgical, Inc.* 816 401,986
Medtronic plc 14,078 1,247,029
ResMed, Inc. 4,199 1,028,839
STERIS plc 5,199 1,253,479
Stryker Corp. 2,260 814,549
Teleflex, Inc. 5,995 1,469,794
13,571,822
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. 14,523 1,637,033
Cencora, Inc. 6,472 1,550,497
Centene Corp.* 20,901 1,647,626
Cigna Group (The) 5,726 2,071,724
CVS Health Corp. 23,658 1,354,184
HCA Healthcare, Inc. 2,119 838,255
Molina Healthcare, Inc.* 2,707 946,881

LARGE CAP CORE PLUS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 4,437 $ 2,618,717
Universal Health Services, Inc.,
Class
a
B 5,482 1,304,552
13,969,469
Health Care REITs — 0.6%
Alexandria Real Estate Equities,
Inc., REIT 1,497 178,996
Ventas, Inc., REIT 24,872 1,544,800
Welltower, Inc., REIT 9,088 1,096,740
2,820,536
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 84,498 1,495,615
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class
a
A* 7,459 875,015
Booking Holdings, Inc. 581 2,271,262
Carnival Corp.* 98,308 1,622,082
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,727 209,010
Las Vegas Sands Corp. 10,337 403,040
Marriott International, Inc.,
Class
a
A 5,584 1,310,509
McDonald's Corp. 589 170,021
MGM Resorts International* 23,661 889,417
Norwegian Cruise Line Holdings
Ltd.* 88,820 1,588,990
Royal Caribbean Cruises Ltd.* 10,361 1,705,628
Wynn Resorts Ltd. 17,693 1,360,238
12,405,212
Household Durables — 1.4%
DR Horton, Inc. 6,929 1,307,918
Garmin Ltd. 8,954 1,641,178
Lennar Corp., Class
a
A 9,469 1,723,926
PulteGroup, Inc. 12,178 1,603,234
6,276,256
Household Products — 1.2%
Church & Dwight Co., Inc. 2,594 264,277
Clorox Co. (The) 8,560 1,355,134
Kimberly-Clark Corp. 11,508 1,664,747
Procter & Gamble Co. (The) 11,719 2,010,277
5,294,435
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 71,269 1,220,838
Industrial REITs — 0.4%
Prologis, Inc., REIT 13,858 1,771,330
Insurance — 3.8%
Allstate Corp. (The) 9,276 1,752,607
Arch Capital Group Ltd.* 15,817 1,788,745
Assurant, Inc. 7,385 1,450,045
Brown & Brown, Inc. 14,590 1,533,847
Everest Group Ltd. 3,449 1,352,836
Investments
Shares Value
Common Stocks (a) (continued)
Globe Life, Inc. 9,640 $ 1,012,682
Hartford Financial Services
Group, Inc. (The) 14,250 1,654,425
Loews Corp. 17,998 1,474,756
Marsh & McLennan Cos., Inc. 819 186,331
MetLife, Inc. 14,517 1,124,777
Principal Financial Group, Inc. 6,232 507,409
Progressive Corp. (The) 1,081 272,628
Prudential Financial, Inc. 11,406 1,381,951
Travelers Cos., Inc. (The) 2,827 644,754
W R Berkley Corp. 6,789 405,303
Willis Towers Watson plc 2,171 634,171
17,177,267
Interactive Media & Services — 3.9%
Alphabet, Inc., Class
a
A 35,018 5,721,241
Alphabet, Inc., Class
a
C 28,074 4,635,298
Match Group, Inc.* 11,080 412,287
Meta Platforms, Inc., Class
a
A 13,663 7,122,658
17,891,484
IT Services — 1.1%
Accenture plc, Class
a
A 2,592 886,334
Akamai Technologies, Inc.* 5,621 572,443
Cognizant Technology Solutions
Corp., Class
a
A 20,976 1,631,304
EPAM Systems, Inc.* 933 187,309
International Business
Machines Corp. 3,652 738,179
VeriSign, Inc.* 6,698 1,231,762
5,247,331
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. 10,778 1,540,392
Charles River Laboratories
International, Inc.* 2,924 578,221
Danaher Corp. 603 162,394
IQVIA Holdings, Inc.* 5,802 1,459,493
Mettler-Toledo International,
Inc.* 1,093 1,572,914
Thermo Fisher Scientific, Inc. 4,993 3,071,045
West Pharmaceutical Services,
Inc. 540 169,360
8,553,819
Machinery — 3.2%
Caterpillar, Inc. 1,357 483,228
Fortive Corp. 4,312 320,813
IDEX Corp. 6,221 1,284,512
Ingersoll Rand, Inc. 15,735 1,438,966
Otis Worldwide Corp. 16,037 1,518,544
PACCAR, Inc. 14,575 1,401,823
Parker-Hannifin Corp. 2,422 1,453,684
Pentair plc 15,327 1,359,352
Snap-on, Inc. 5,115 1,451,330
Stanley Black & Decker, Inc. 14,745 1,509,298
Westinghouse Air Brake
Technologies Corp. 6,536 1,108,309
Xylem, Inc. 10,366 1,425,636
14,755,495

AUGUST 31, 2024 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.1%
Comcast Corp., Class
a
A 25,152 $ 995,265
Fox Corp., Class
a
A 27,100 1,121,127
Interpublic Group of Cos., Inc.
(The) 19,264 628,199
News Corp., Class
a
A 20,938 593,173
Omnicom Group, Inc. 10,953 1,100,010
Paramount Global, Class
a
B 77,423 810,619
5,248,393
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 13,513 598,355
Nucor Corp. 2,759 419,120
Steel Dynamics, Inc. 5,021 600,060
1,617,535
Multi-Utilities — 0.8%
CenterPoint Energy, Inc. 54,208 1,479,878
DTE Energy Co. 4,649 581,218
NiSource, Inc. 42,274 1,397,579
3,458,675
Oil, Gas & Consumable Fuels — 2.4%
APA Corp. 19,417 553,190
Chevron Corp. 4,937 730,429
Devon Energy Corp. 33,960 1,520,729
Diamondback Energy, Inc. 7,489 1,461,179
Exxon Mobil Corp. 22,015 2,596,449
Kinder Morgan, Inc. 21,952 473,505
ONEOK, Inc. 8,248 761,785
Targa Resources Corp. 11,132 1,635,291
Valero Energy Corp. 2,748 403,214
Williams Cos., Inc. (The) 16,030 733,693
10,869,464
Passenger Airlines — 0.6%
American Airlines Group, Inc.* 131,392 1,395,383
United Airlines Holdings, Inc.* 31,336 1,380,037
2,775,420
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The),
Class
a
A 15,540 1,424,396
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. 42,310 2,113,385
Eli Lilly & Co. 5,632 5,406,833
Johnson & Johnson 12,640 2,096,470
Merck & Co., Inc. 29,407 3,483,259
Pfizer, Inc. 22,133 642,078
Viatris, Inc. 110,924 1,339,962
Zoetis, Inc., Class
a
A 4,325 793,594
15,875,581
Professional Services — 1.0%
Broadridge Financial Solutions,
Inc. 2,782 592,177
Dayforce, Inc.*(c) 12,356 706,393
Investments
Shares Value
Common Stocks (a) (continued)
Jacobs Solutions, Inc. 1,239 $ 186,940
Leidos Holdings, Inc. 9,865 1,563,701
Paychex, Inc. 2,480 325,376
Paycom Software, Inc. 7,177 1,168,272
4,542,859
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class
a
A* 12,569 1,447,195
CoStar Group, Inc.* 2,363 182,660
1,629,855
Residential REITs — 1.9%
AvalonBay Communities, Inc.,
REIT 7,142 1,612,163
Camden Property Trust, REIT 11,554 1,446,561
Equity Residential, REIT 20,687 1,549,042
Invitation Homes, Inc., REIT 40,314 1,485,168
Mid-America Apartment
Communities, Inc., REIT 8,529 1,384,854
UDR, Inc., REIT 24,547 1,092,587
8,570,375
Retail REITs — 0.1%
Simon Property Group, Inc.,
REIT 3,922 656,347
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.* 5,572 827,776
Applied Materials, Inc. 6,035 1,190,464
Broadcom, Inc. 37,773 6,150,200
First Solar, Inc.* 2,408 547,507
Intel Corp. 51,708 1,139,644
Micron Technology, Inc. 22,852 2,199,277
NVIDIA Corp. 180,728 21,573,501
ON Semiconductor Corp.* 8,785 684,088
Qorvo, Inc.* 13,360 1,548,291
QUALCOMM, Inc. 4,030 706,459
Skyworks Solutions, Inc. 12,466 1,366,149
37,933,356
Software — 8.1%
Adobe, Inc.* 2,145 1,232,110
Autodesk, Inc.* 2,672 690,445
Cadence Design Systems, Inc.* 6,060 1,629,716
Crowdstrike Holdings, Inc.,
Class
a
A* 2,761 765,570
Fortinet, Inc.* 17,029 1,306,295
Gen Digital, Inc. 29,421 778,480
Intuit, Inc. 4,120 2,596,671
Microsoft Corp. 50,673 21,137,735
Oracle Corp. 1,946 274,950
Palo Alto Networks, Inc.* 2,486 901,722
PTC, Inc.* 978 175,150
Roper Technologies, Inc. 1,030 571,042
Salesforce, Inc. 10,756 2,720,192
ServiceNow, Inc.* 881 753,255
Synopsys, Inc.* 3,240 1,683,439
37,216,772

LARGE CAP CORE PLUS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Specialized REITs — 1.0%
Digital Realty Trust, Inc., REIT 2,089 $ 316,713
Equinix, Inc., REIT 1,404 1,171,442
Public Storage, REIT 5,256 1,806,592
Weyerhaeuser Co., REIT 46,182 1,408,089
4,702,836
Specialty Retail — 1.2%
Best Buy Co., Inc. 14,118 1,417,447
Home Depot, Inc. (The) 3,693 1,360,870
Lowe's Cos., Inc. 803 199,546
Ross Stores, Inc. 1,346 202,721
TJX Cos., Inc. (The) 20,085 2,355,368
5,535,952
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. 96,811 22,169,719
HP, Inc. 41,909 1,516,268
Seagate Technology Holdings
plc 14,268 1,420,379
Super Micro Computer, Inc.* 721 315,582
Western Digital Corp.* 19,661 1,289,565
26,711,513
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.* 4,790 1,242,862
Ralph Lauren Corp., Class
a
A 7,716 1,321,442
Tapestry, Inc. 19,993 819,113
3,383,417
Tobacco — 0.0%(b)
Philip Morris International, Inc. 1,373 169,277
Trading Companies & Distributors — 0.2%
Fastenal Co. 2,706 184,766
United Rentals, Inc. 739 547,791
732,557
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. 10,380 2,062,714
Total Common Stocks
(Cost $344,709,948)
448,374,924
Securities Lending Reinvestments (d) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (e)
(Cost $711,445) 711,445 711,445
Investments
Principal
Amount Value
Short-Term Investments — 0 .7%
Repurchase Agreements (f) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,990,232
(Cost $2,988,478) $ 2,988,478
$ 2,988,478
Total Investments — 98.6%
(Cost $348,409,871) 452,074,847
Other assets less liabilities — 1.4% 6,236,554
Net Assets — 100.0% $ 458,311,401
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,954,247.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $686,726, collateralized in the form of cash with a value of $711,445 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $711,445.
(e) Rate shown is the 7-day yield as of August 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Swap Agreements
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(71,090,609) 11/7/2024 Goldman Sachs International (5.58)%
Credit Suisse 130/30 Large
Cap Index (short portion)
c
(8,887,690)
(13,638,425) 11/14/2024 Societe Generale (5.58)%
Credit Suisse 130/30 Large
Cap Index (short portion)
c
(3,908,606)
53,657,532 1/26/2026 Societe Generale 6.48%
Credit Suisse 130/30 Large
Cap Index (long portion)
d
4,249,348
40,019,107 340,742
(50,255,185) 11/6/2025 UBS AG (5.73)%
Credit Suisse 130/30 Large
Cap Index (short portion)
c
(6,299,282)
91,270,294 11/7/2024 UBS AG 6.13%
Credit Suisse 130/30 Large
Cap Index (long portion)
d
15,796,300
41,015,109 9,497,018
9,943,607 950,070
Total Unrealized
Appreciation
20,045,648
Total Unrealized
Depreciation
(19,095,578)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_
Short_August.pdf
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

LONG ONLINE/SHORT STORES ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Investments
Shares Value
Common Stocks — 85 .3%
Broadline Retail — 55.9%
Alibaba Group Holding Ltd.,
ADR 4,690 $ 390,865
Amazon.com, Inc.* 9,631 1,719,133
Coupang, Inc.* 13,833 306,401
eBay, Inc. 13,647 806,538
Etsy, Inc.* 4,842 266,746
Global-e Online Ltd.* 3,212 110,557
JD.com, Inc., ADR 5,985 161,595
MercadoLibre, Inc.* 117 241,214
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 5,996 576,275
4,579,324
Distributors — 3.0%
GigaCloud Technology, Inc.,
Class
a
A*(a) 12,546 243,894
Entertainment — 1.9%
Sea Ltd., ADR* 2,011 157,482
Personal Care Products — 1.3%
Oddity Tech Ltd., Class
a
A*(a) 2,904 106,867
Specialty Retail — 19.6%
Beyond, Inc.* 24,701 242,811
Buckle, Inc. (The) 6,121 256,470
Carvana Co., Class
a
A* 1,907 287,232
Chewy, Inc., Class
a
A* 10,615 303,058
Revolve Group, Inc., Class
a
A* 11,244 257,713
Wayfair, Inc., Class
a
A* 6,131 260,874
1,608,158
Textiles, Apparel & Luxury Goods — 3.6%
Figs, Inc., Class
a
A* 47,574 293,532
Total Common Stocks
(Cost $7,253,755)
6,989,257
Securities Lending Reinvestments (b) — 3 .4%
Investment Companies — 3 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $274,581) 274,581 274,581
Investments
Principal
Amount Value
Short-Term Investments — 4 .2%
Repurchase Agreements (d) — 4 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $347,694
(Cost $347,490) $ 347,490
$ 347,490
Total Investments — 92.9%
(Cost $7,875,826) 7,611,328
Other assets less liabilities — 7.1% 579,369
Net Assets — 100.0% $ 8,190,697
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $278,908, collateralized in the form of cash with a value of $274,581 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $20,464 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.38%, and maturity dates ranging from April
30, 2025 – February 15, 2051. The total value of collateral is
$295,045.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $274,581.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,425,158) 5/6/2025 BNP Paribas SA (5.28)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (1,638,150)
156,946 5/6/2025 BNP Paribas SA 5.88% ProShares Online Retail Index 73,686
(2,268,212) (1,564,464)
(140,921) 11/7/2024 Goldman Sachs International (5.08)%
Solactive-ProShares Bricks and
Mortar Retail Store Index 3,584
12,812 11/7/2024 Goldman Sachs International 6.08% ProShares Online Retail Index (5,243)
(128,109) (1,659)
(1,527,194) 3/6/2025 Societe Generale (4.98)%
Solactive-ProShares Bricks and
Mortar Retail Store Index (31,940)
986,518 11/14/2024 Societe Generale 4.93% ProShares Online Retail Index 85,100
(540,676) 53,160
51,248 1/26/2026 UBS AG 6.13%
Solactive-ProShares Bricks and
Mortar Retail Store Index 1,446
(2,885,749) (1,511,517)
Total Unrealized
Appreciation
163,816
Total Unrealized
Depreciation
(1,675,333)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

MERGER ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Shares Value
Common Stocks — 94 .6%
Aerospace & Defense — 2.4%
Spirit AeroSystems Holdings,
Inc., Class
a
A* 7,028 $ 247,456
Banks — 8.7%
Canadian Western Bank 7,738 295,533
Heartland Financial USA, Inc. 5,727 319,337
Independent Bank Group, Inc. 4,994 290,751
905,621
Capital Markets — 4.8%
AssetMark Financial Holdings,
Inc.* 6,935 243,765
Hargreaves Lansdown plc 17,379 253,573
497,338
Commercial Services & Supplies — 2.3%
Stericycle, Inc.* 4,013 237,810
Communications Equipment — 4.7%
Infinera Corp.* 39,275 247,040
Juniper Networks, Inc. 6,278 244,088
491,128
Consumer Finance — 2.5%
Discover Financial Services 1,892 262,439
Containers & Packaging — 2.8%
DS Smith plc 48,381 297,361
Electric Utilities — 2.3%
ALLETE, Inc. 3,750 238,313
Energy Equipment & Services — 3.9%
ChampionX Corp. 6,109 190,173
Diamond Offshore Drilling, Inc.* 15,459 221,682
411,855
Entertainment — 2.4%
Endeavor Group Holdings, Inc.,
Class
a
A(a) 9,094 249,903
Financial Services — 2.3%
Nuvei Corp.(b) 7,382 246,386
Food Products — 2.4%
Kellanova 3,068 247,312
Health Care Equipment & Supplies — 4.5%
Axonics, Inc.* 3,406 235,576
Silk Road Medical, Inc.* 8,771 237,782
473,358
Health Care Providers & Services — 4.7%
PetIQ, Inc., Class
a
A* 7,995 244,247
R1 RCM, Inc.* 17,305 244,174
488,421
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.4%
Everi Holdings, Inc.* 18,892 $ 246,541
Independent Power and Renewable Electricity Producers — 2.4%
Neoen SA(b) 5,839 249,916
IT Services — 7.1%
Keywords Studios plc 7,848 250,042
Perficient, Inc.* 3,225 242,423
Squarespace, Inc., Class
a
A* 5,441 247,457
739,922
Metals & Mining — 2.4%
Stelco Holdings, Inc. 5,084 247,098
Oil, Gas & Consumable Fuels — 6.4%
Hess Corp. 1,421 196,183
Marathon Oil Corp. 8,218 235,446
Tellurian, Inc.* 252,950 235,724
667,353
Passenger Airlines — 2.7%
Hawaiian Holdings, Inc.* 16,228 281,069
Pharmaceuticals — 4.6%
Catalent, Inc.* 3,915 238,658
Revance Therapeutics, Inc.* 37,229 244,595
483,253
Software — 11.6%
ANSYS, Inc.* 720 231,422
Darktrace plc* 31,369 241,249
Envestnet, Inc.* 3,926 246,357
HashiCorp, Inc., Class
a
A* 7,161 243,044
Instructure Holdings, Inc.* 10,434 244,469
1,206,541
Tobacco — 2.3%
Vector Group Ltd. 16,398 245,642
Trading Companies & Distributors — 2.0%
McGrath RentCorp 1,904 205,918
Total Common Stocks
(Cost $9,507,285)
9,867,954
Securities Lending Reinvestments (c) — 2 .0%
Investment Companies — 2 .0%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $209,700) 209,700 209,700

AUGUST 31, 2024 (Unaudited) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Principal
Amount Value
Short-Term Investments — 1 .0%
Repurchase Agreements (e) — 1 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $102,902
(Cost $102,842) $ 102,842
$ 102,842
Total Investments — 97.6%
(Cost $9,819,827) 10,180,496
Other assets less liabilities — 2.4% 253,764
Net Assets — 100.0% $ 10,434,260
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $210,112, collateralized in the form of cash with a value of $209,700 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $6,249 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.25% – 4.75%, and maturity dates ranging from September
30, 2025 – November 15, 2052. The total value of collateral is
$215,949.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $209,700.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of August 31, 2024:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
A
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 10/15/24 895,000 $ (596,801) $ 606,377 $ 9,576
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/15/24 29,000 (21,489) 21,547 58
Total Unrealized Appreciation $ 9,634
U.S. Dollar vs. Euro Goldman Sachs International 10/15/24 8,000 $ (8,964) $ 8,860 $ (104)
U.S. Dollar vs. British Pound Goldman Sachs International 10/15/24 18,000 (23,759) 23,647 (112)
U.S. Dollar vs. Australian Dollar Goldman Sachs International 10/15/24 (895,000) 604,922 (606,377) (1,455)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 10/15/24 (1,075,000) 789,694 (798,720) (9,026)
U.S. Dollar vs. Euro Goldman Sachs International 10/15/24 (234,000) 254,377 (259,160) (4,783)
U.S. Dollar vs. British Pound Goldman Sachs International 10/15/24 (810,000) 1,040,058 (1,064,133) (24,075)
Total Unrealized Depreciation $ (39,555)
Total Net Unrealized Depreciation $ (29,921)

MERGER ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(7,743) 11/14/2024 Citibank NA (4.43)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
(1,119)
8,661 11/14/2024 Citibank NA 5.78%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
675
918 (444)
(3,801,622) 3/6/2025 Societe Generale (5.08)%
S&P Merger Arbitrage Index
(short exposure to Acquirers)
c
82,972
2,560,636 11/14/2024 Societe Generale 6.23%
S&P Merger Arbitrage Index
(long exposure to Targets)
d
98,095
(1,240,986) 181,067
(1,240,068) 180,623
Total Unrealized
Appreciation
181,742
Total Unrealized
Depreciation
(1,119)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_
Acquirers_August.pdf.
d
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 74 .6%
United Kingdom 10 .0%
Canada 7 .6%
France 2 .4%
Other
a
5 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 4.2%
Amazon.com, Inc.* 1,203 $ 214,736
Communications Equipment — 2.1%
Lantronix, Inc.* 12,243 43,952
Nokia OYJ, ADR 14,906 66,481
110,433
Electronic Equipment, Instruments & Components — 5.0%
MicroVision, Inc.*(a) 134,741 127,762
Vuzix Corp.*(a) 147,153 126,993
254,755
Entertainment — 6.9%
Electronic Arts, Inc. 127 19,281
NetEase, Inc., ADR 698 56,147
ROBLOX Corp., Class
a
A* 5,573 245,156
Take-Two Interactive Software,
Inc.* 223 36,062
356,646
Health Care Equipment & Supplies — 1.4%
Penumbra, Inc.* 356 72,026
Household Durables — 1.0%
Sony Group Corp., ADR 500 48,780
Interactive Media & Services — 15.9%
Alphabet, Inc., Class
a
A 1,263 206,349
fuboTV, Inc.* 163,582 274,818
Meta Platforms, Inc., Class
a
A 446 232,504
Snap, Inc., Class
a
A* 11,312 105,654
819,325
IT Services — 5.7%
Accenture plc, Class
a
A 534 182,601
Globant SA* 552 111,637
294,238
Media — 2.5%
Stagwell, Inc., Class
a
A* 17,858 128,399
Real Estate Management & Development — 3.4%
eXp World Holdings, Inc.(a) 14,807 174,130
Semiconductors & Semiconductor Equipment — 28.4%
Advanced Micro Devices, Inc.* 621 92,256
Ambarella, Inc.* 3,206 191,398
ASML Holding NV (Registered),
ADR 12 10,847
CEVA, Inc.* 7,294 174,618
Cirrus Logic, Inc.* 903 131,558
Himax Technologies, Inc., ADR 30,701 181,443
Intel Corp. 374 8,243
Magnachip Semiconductor
Corp.* 5,797 27,362
NVIDIA Corp. 1,913 228,355
QUALCOMM, Inc. 928 162,678
Investments
Shares Value
Common Stocks (continued)
STMicroelectronics NV, ADR 2,740 $ 87,543
Universal Display Corp. 845 163,693
1,459,994
Software — 12.0%
InterDigital, Inc. 672 93,112
Matterport, Inc.* 5,194 23,529
Microsoft Corp. 507 211,490
PTC, Inc.* 1,035 185,358
Unity Software, Inc.* 6,212 101,691
615,180
Specialty Retail — 1.6%
Williams-Sonoma, Inc. 598 80,329
Technology Hardware, Storage & Peripherals — 9.8%
Apple, Inc. 990 226,710
Immersion Corp. 18,266 171,700
Xerox Holdings Corp. 9,524 107,907
506,317
Total Common Stocks
(Cost $5,410,033)
5,135,288
Securities Lending Reinvestments (b) — 6 .9%
Investment Companies — 6 .9%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $357,152) 357,152 357,152
Total Investments — 106.8%
(Cost $5,767,185) 5,492,440
Liabilities in excess of other assets — (6.8%) (351,494)
Net Assets — 100.0% $ 5,140,946
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $328,775, collateralized in the form of cash with a value of $357,152 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $357,152.
(c) Rate shown is the 7-day yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

METAVERSE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
Metaverse ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 87 .0%
Ireland 3 .6%
Taiwan 3 .5%
Singapore 1 .7%
Finland 1 .3%
China 1 .1%
Japan 1 .0%
South Korea 0 .5%
Netherlands 0 .2%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks — 99 .0%
Aerospace & Defense — 1.5%
BAE Systems plc 64,736 $ 1,159,631
Air Freight & Logistics — 1.3%
DSV A/S 5,913 1,057,366
Beverages — 1.4%
Diageo plc 34,761 1,129,553
Biotechnology — 1.4%
CSL Ltd. 5,318 1,108,314
Broadline Retail — 1.5%
Pan Pacific International
Holdings Corp. 45,575 1,160,620
Building Products — 1.4%
Geberit AG (Registered) 1,802 1,149,015
Capital Markets — 1.4%
Partners Group Holding AG 786 1,131,129
Chemicals — 5.8%
Croda International plc 21,975 1,186,128
Givaudan SA (Registered) 227 1,165,433
Sika AG (Registered) 3,636 1,165,646
Symrise AG, Class
a
A 8,776 1,156,470
4,673,677
Construction & Engineering — 1.4%
ACS Actividades de
Construccion y Servicios SA 24,525 1,116,273
Diversified Telecommunication Services — 4.2%
HKT Trust & HKT Ltd. 854,583 1,085,703
Nippon Telegraph & Telephone
Corp. 1,059,319 1,132,763
Telenor ASA 90,473 1,123,204
3,341,670
Electric Utilities — 2.7%
CK Infrastructure Holdings Ltd. 150,730 1,118,823
Mercury NZ Ltd. 272,465 1,065,423
2,184,246
Electronic Equipment, Instruments & Components — 2.8%
Halma plc 33,295 1,140,332
Murata Manufacturing Co. Ltd. 54,443 1,134,066
2,274,398
Financial Services — 2.8%
Sofina SA 4,642 1,130,411
Washington H Soul Pattinson &
Co. Ltd.(a) 47,837 1,119,780
2,250,191
Investments
Shares Value
Common Stocks (continued)
Food Products — 5.7%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 87 $ 1,150,498
Kerry Group plc, Class
a
A 11,309 1,136,628
Lotus Bakeries NV 91 1,146,283
Nestle SA (Registered) 10,618 1,139,078
4,572,487
Gas Utilities — 1.3%
APA Group 206,992 1,065,971
Health Care Equipment & Supplies — 2.8%
Coloplast A/S, Class
a
B 8,365 1,142,296
DiaSorin SpA 9,805 1,128,728
2,271,024
Health Care Providers & Services — 1.4%
Sonic Healthcare Ltd. 59,527 1,117,969
Household Durables — 1.4%
Sekisui Chemical Co. Ltd. 73,523 1,118,713
Household Products — 1.4%
Unicharm Corp. 31,572 1,101,296
Industrial Conglomerates — 2.9%
DCC plc 16,227 1,142,025
Hikari Tsushin, Inc. 5,598 1,178,769
2,320,794
Industrial REITs — 1.4%
Warehouses De Pauw CVA,
REIT 40,821 1,090,760
Insurance — 5.6%
AIA Group Ltd. 165,340 1,175,338
Legal & General Group plc 369,639 1,087,216
Swiss Life Holding AG
(Registered) 1,407 1,137,606
Tokio Marine Holdings, Inc. 28,866 1,091,557
4,491,717
Interactive Media & Services — 1.4%
CAR Group Ltd. 44,658 1,147,175
IT Services — 5.7%
Bechtle AG 25,597 1,103,299
Obic Co. Ltd. 6,407 1,113,266
SCSK Corp. 58,076 1,166,067
TIS, Inc. 48,616 1,216,360
4,598,992
Machinery — 1.5%
Spirax Group plc 11,539 1,166,957
Multi-Utilities — 1.4%
National Grid plc 85,813 1,126,218

MSCI EAFE DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks (continued)
Office REITs — 1.5%
Japan Real Estate Investment
Corp., REIT 290 $ 1,169,122
Personal Care Products — 1.4%
Kao Corp. 25,018 1,124,569
Pharmaceuticals — 11.4%
Astellas Pharma, Inc. 94,052 1,173,672
Novartis AG (Registered) 9,442 1,136,445
Novo Nordisk A/S, Class
a
B 8,177 1,138,344
Recordati Industria Chimica e
Farmaceutica SpA 19,649 1,152,722
Roche Holding AG 3,338 1,129,912
Sanofi SA 10,103 1,131,721
Shionogi & Co. Ltd. 24,308 1,136,393
UCB SA 6,384 1,156,778
9,155,987
Professional Services — 4.2%
Computershare Ltd. 58,528 1,128,991
RELX plc 24,083 1,120,132
Wolters Kluwer NV 6,571 1,121,200
3,370,323
Real Estate Management & Development — 1.4%
Hulic Co. Ltd. 111,817 1,156,913
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV 1,195 1,074,069
Lasertec Corp. 5,435 1,048,143
2,122,212
Software — 4.2%
Nemetschek SE 11,034 1,151,126
Sage Group plc (The) 82,880 1,101,232
SAP SE 5,080 1,111,790
3,364,148
Specialty Retail — 1.5%
Nitori Holdings Co. Ltd. 7,981 1,190,531
Technology Hardware, Storage & Peripherals — 1.5%
FUJIFILM Holdings Corp. 44,702 1,198,869
Trading Companies & Distributors — 4.4%
Ashtead Group plc 16,428 1,165,455
Brenntag SE 15,502 1,153,439
Bunzl plc 26,538 1,234,666
3,553,560
Water Utilities — 1.4%
United Utilities Group plc 86,232 1,155,404
Total Common Stocks
(Cost $69,767,040)
79,487,794
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $181,693
(Cost $181,586) $ 181,586
$ 181,586
Total Investments — 99.2%
(Cost $69,948,626) 79,669,380
Other assets less liabilities — 0.8% 675,178
Net Assets — 100.0% $ 80,344,558
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $421,348, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25% – 5.50%, and maturity dates ranging from September 30, 2024 – February
15, 2053. The total value of collateral is $447,106.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
Japan 25 .7%
United Kingdom 18 .6%
Switzerland 12 .8%
Australia 8 .3%
Germany 7 .1%
Belgium 5 .6%
Hong Kong 4 .2%
Denmark 4 .2%
Italy 2 .9%
Netherlands 2 .7%
Ireland 1 .4%
France 1 .4%
Norway 1 .4%
Spain 1 .4%
New Zealand 1 .3%
Other
a
1 .0%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 1.9%
Ford Otomotiv Sanayi A/S 6,695 $ 189,422
Banks — 6.9%
Bank of Communications Co.
Ltd., Class
a
A 163,800 164,304
China Construction Bank Corp.,
Class
a
A 159,400 169,335
China Merchants Bank Co. Ltd.,
Class
a
A 38,900 176,439
Industrial & Commercial Bank
of China Ltd., Class
a
A 204,000 172,106
682,184
Beverages — 12.5%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 13,700 184,475
Arca Continental SAB de CV 18,583 166,399
Coca-Cola Femsa SAB de CV 20,314 170,657
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 31,600 174,580
Kweichow Moutai Co. Ltd.,
Class
a
A 900 183,244
Luzhou Laojiao Co. Ltd.,
Class
a
A 10,500 176,694
Wuliangye Yibin Co. Ltd.,
Class
a
A 10,600 183,984
1,240,033
Building Products — 1.9%
Astral Ltd. 8,096 185,273
Capital Markets — 1.9%
Reinet Investments SCA 6,992 187,566
Chemicals — 3.7%
Asian Paints Ltd. 4,938 184,093
Pidilite Industries Ltd. 4,997 186,085
370,178
Construction & Engineering — 3.4%
China Railway Group Ltd.,
Class
a
A 214,700 174,469
Metallurgical Corp. of China
Ltd., Class
a
A 399,800 166,391
340,860
Electric Utilities — 3.6%
Interconexion Electrica SA ESP 40,460 175,736
Power Grid Corp. of India Ltd. 45,004 181,044
356,780
Electrical Equipment — 1.8%
WEG SA 18,800 180,630
Electronic Equipment, Instruments & Components — 1.9%
Unimicron Technology Corp. 37,002 189,116
Investments
Shares Value
Common Stocks (continued)
Financial Services — 1.8%
Chailease Holding Co. Ltd. 39,502 $ 179,667
Gas Utilities — 1.7%
ENN Energy Holdings Ltd. 26,163 170,778
Ground Transportation — 1.7%
Localiza Rent a Car SA 23,254 170,693
Health Care Equipment & Supplies — 1.6%
Lepu Medical Technology
Beijing Co. Ltd., Class
a
A 112,200 158,766
Health Care Providers & Services — 1.8%
Mouwasat Medical Services
Co. 6,355 176,123
Independent Power and Renewable Electricity Producers — 1.8%
China National Nuclear Power
Co. Ltd., Class
a
A 114,800 177,183
Industrial Conglomerates — 3.6%
LG Corp. 3,052 180,947
Metlen Energy & Metals SA 4,812 181,065
362,012
Insurance — 3.9%
People's Insurance Co. Group
of China Ltd. (The), Class
a
H 516,154 195,267
Ping An Insurance Group Co. of
China Ltd., Class
a
A 31,100 193,185
388,452
Interactive Media & Services — 3.9%
NAVER Corp. 1,557 197,094
Tencent Holdings Ltd. 3,846 188,409
385,503
IT Services — 7.7%
Infosys Ltd., ADR 8,124 189,127
LTIMindtree Ltd.(a) 2,685 197,076
Mphasis Ltd. 5,093 188,545
Persistent Systems Ltd. 3,105 191,430
766,178
Machinery — 1.9%
Zhejiang Dingli Machinery Co.
Ltd., Class
a
A 27,600 188,577
Metals & Mining — 2.0%
Huaibei Mining Holdings Co.
Ltd., Class
a
A 95,600 195,025
Polyus PJSC, GDR*‡(a) 3,949 —
195,025
Oil, Gas & Consumable Fuels — 3.9%
China Coal Energy Co. Ltd.,
Class
a
H 162,439 194,149

AUGUST 31, 2024 (Unaudited) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks (continued)
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 $ —
Yankuang Energy Group Co.
Ltd., Class
a
H 151,391 196,475
390,624
Personal Care Products — 1.8%
Hindustan Unilever Ltd. 5,570 184,491
Pharmaceuticals — 8.1%
CSPC Pharmaceutical Group
Ltd. 236,642 146,274
Hanmi Pharm Co. Ltd. 847 200,044
Yuhan Corp. 2,594 273,798
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 6,400 188,338
808,454
Software — 3.9%
Shanghai Baosight Software
Co. Ltd., Class
a
A 43,700 180,516
Tata Elxsi Ltd. 2,197 209,578
390,094
Specialty Retail — 1.8%
Zhongsheng Group Holdings
Ltd. 154,678 177,533
Technology Hardware, Storage & Peripherals — 1.8%
Wistron Corp. 57,884 183,658
Tobacco — 1.8%
ITC Ltd. 30,721 183,840
Water Utilities — 2.1%
Guangdong Investment Ltd. 361,570 204,947
Wireless Telecommunication Services — 1.7%
PLDT, Inc. 6,468 172,787
Total Common Stocks
(Cost $9,999,762)
9,937,427
Principal
Amount
Short-Term Investments — 18 .0%
Repurchase Agreements (b) — 18 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,789,463
(Cost $1,788,412) $ 1,788,412
1,788,412
Total Investments — 117.8%
(Cost $11,788,174) 11,725,839
Liabilities in excess of other assets — (17.8%) (1,773,166)
Net Assets — 100.0% $ 9,952,673
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
China 45 .3%
India 19 .0%
South Korea 8 .6%
Taiwan 5 .5%
Brazil 3 .5%
Mexico 3 .4%
Turkey 1 .9%
Israel 1 .9%
South Africa 1 .9%
Greece 1 .8%
Saudi Arabia 1 .8%
Colombia 1 .8%
Philippines 1 .7%
Hong Kong 1 .7%
Russia 0.0% *
Other
a
0 .2%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Common Stocks — 98 .7%
Aerospace & Defense — 2.4%
BAE Systems plc 9,353 $ 167,542
Air Freight & Logistics — 2.2%
DSV A/S 854 152,713
Beverages — 2.3%
Diageo plc 5,022 163,189
Building Products — 2.4%
Geberit AG (Registered) 260 165,785
Capital Markets — 2.3%
Partners Group Holding AG 114 164,057
Chemicals — 9.7%
Croda International plc 3,175 171,375
Givaudan SA (Registered) 33 169,424
Sika AG (Registered) 525 168,307
Symrise AG, Class
a
A 1,268 167,092
676,198
Construction & Engineering — 2.3%
ACS Actividades de
Construccion y Servicios SA 3,543 161,262
Diversified Telecommunication Services — 2.3%
Telenor ASA 13,072 162,286
Electronic Equipment, Instruments & Components — 2.4%
Halma plc 4,811 164,774
Financial Services — 2.3%
Sofina SA 671 163,400
Food Products — 9.5%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 13 171,913
Kerry Group plc, Class
a
A 1,634 164,228
Lotus Bakeries NV 13 163,755
Nestle SA (Registered) 1,534 164,564
664,460
Health Care Equipment & Supplies — 4.7%
Coloplast A/S, Class
a
B 1,209 165,097
DiaSorin SpA 1,417 163,121
328,218
Industrial Conglomerates — 2.4%
DCC plc 2,345 165,037
Industrial REITs — 2.3%
Warehouses De Pauw CVA,
REIT 5,898 157,598
Insurance — 4.6%
Legal & General Group plc 53,406 157,083
Investments
Shares Value
Common Stocks (continued)
Swiss Life Holding AG
(Registered) 203 $ 164,132
321,215
IT Services — 2.3%
Bechtle AG 3,698 159,394
Machinery — 2.4%
Spirax Group plc 1,667 168,586
Multi-Utilities — 2.3%
National Grid plc 12,398 162,713
Pharmaceuticals — 14.1%
Novartis AG (Registered) 1,364 164,172
Novo Nordisk A/S, Class
a
B 1,181 164,410
Recordati Industria Chimica e
Farmaceutica SpA 2,839 166,552
Roche Holding AG 482 163,157
Sanofi SA 1,460 163,547
UCB SA 922 167,066
988,904
Professional Services — 4.6%
RELX plc 3,480 161,859
Wolters Kluwer NV 949 161,927
323,786
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV 173 155,493
Software — 7.0%
Nemetschek SE 1,594 166,295
Sage Group plc (The) 11,975 159,113
SAP SE 734 160,640
486,048
Trading Companies & Distributors — 7.3%
Ashtead Group plc 2,374 168,419
Brenntag SE 2,240 166,669
Bunzl plc 3,834 178,375
513,463
Water Utilities — 2.4%
United Utilities Group plc 12,459 166,935
Total Common Stocks
(Cost $6,439,049)
6,903,056

MSCI EUROPE DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $14,675
(Cost $14,668) $ 14,668
$ 14,668
Total Investments — 98.9%
(Cost $6,453,717) 6,917,724
Other assets less liabilities — 1.1% 76,993
Net Assets — 100.0% $ 6,994,717
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United Kingdom 30 .8%
Switzerland 21 .4%
Germany 11 .7%
Belgium 9 .3%
Denmark 6 .9%
Italy 4 .7%
Netherlands 4 .5%
Ireland 2 .4%
France 2 .4%
Norway 2 .3%
Spain 2 .3%
Other
a
1 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 0.2%
Kratos Defense & Security
Solutions, Inc.* 749 $ 17,182
Biotechnology — 4.1%
AbbVie, Inc. 1,035 203,181
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A 1,900 19,029
CRISPR Therapeutics AG* 326 15,557
GRAIL, Inc.* 40 564
Ideaya Biosciences, Inc.* 435 17,183
Moderna, Inc.* 503 38,932
Natera, Inc.* 177 20,932
Twist Bioscience Corp.* 405 17,512
Ultragenyx Pharmaceutical,
Inc.* 439 24,926
357,816
Broadline Retail — 6.2%
Alibaba Group Holding Ltd. 15,589 162,831
Amazon.com, Inc.* 920 164,220
eBay, Inc. 928 54,845
Naspers Ltd., Class
a
N 773 159,456
541,352
Capital Markets — 0.3%
Coinbase Global, Inc., Class
a
A* 72 13,202
Robinhood Markets, Inc.,
Class
a
A* 775 15,593
28,795
Chemicals — 10.0%
Corteva, Inc. 2,976 170,525
FMC Corp. 1,536 99,195
International Flavors &
Fragrances, Inc. 1,722 179,071
Nutrien Ltd. 2,829 137,016
Scotts Miracle-Gro Co. (The) 488 34,638
Sensient Technologies Corp. 443 34,483
Symrise AG, Class
a
A 1,496 196,870
UPL Ltd. 3,536 25,226
877,024
Communications Equipment — 1.0%
Cisco Systems, Inc. 1,015 51,298
F5, Inc.* 94 19,096
Juniper Networks, Inc. 470 18,274
88,668
Consumer Staples Distribution & Retail — 0.9%
Sprouts Farmers Market, Inc.* 778 80,951
Diversified Telecommunication Services — 0.4%
Cogent Communications
Holdings, Inc. 272 19,034
Iridium Communications, Inc. 521 13,442
32,476
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp. 337 $ 13,608
Novanta, Inc.* 108 19,794
33,402
Entertainment — 7.4%
Electronic Arts, Inc. 376 57,084
International Games System
Co. Ltd. 3,036 73,931
Konami Group Corp. 668 60,065
Netflix, Inc.* 260 182,351
Nintendo Co. Ltd. 3,127 169,023
Sea Ltd., ADR* 661 51,763
Take-Two Interactive Software,
Inc.* 320 51,747
645,964
Financial Services — 2.6%
Adyen NV*(a) 12 17,629
Euronet Worldwide, Inc.* 142 15,323
Mastercard, Inc., Class
a
A 162 78,301
PayPal Holdings, Inc.* 254 18,397
Visa, Inc., Class
a
A 305 84,293
Wise plc, Class
a
A* 1,608 14,878
228,821
Food Products — 4.7%
Glanbia plc 1,690 29,890
Kerry Group plc, Class
a
A 1,655 166,113
McCormick & Co., Inc.
(Non-Voting) 2,278 182,308
Simply Good Foods Co. (The)* 1,169 36,929
415,240
Health Care Equipment & Supplies — 11.4%
Abbott Laboratories 1,637 185,423
Becton Dickinson & Co. 446 108,115
Boston Scientific Corp.* 2,228 182,228
Dexcom, Inc.* 595 41,257
Edwards Lifesciences Corp.* 929 64,993
Enovis Corp.* 354 16,496
Globus Medical, Inc., Class
a
A* 268 19,484
Inspire Medical Systems, Inc.* 117 21,039
Intuitive Surgical, Inc.* 419 206,412
Neogen Corp.* 2,533 43,694
PROCEPT BioRobotics Corp.* 259 20,461
ResMed, Inc. 227 55,620
Tandem Diabetes Care, Inc.* 361 15,703
TransMedics Group, Inc.* 129 21,680
1,002,605
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.* 273 22,367
Guardant Health, Inc.* 756 19,338
Henry Schein, Inc.* 243 17,144
Quest Diagnostics, Inc. 171 26,842
85,691

MSCI TRANSFORMATIONAL CHANGES ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Health Care Technology — 0.3%
Doximity, Inc., Class
a
A* 633 $ 23,282
Hotels, Restaurants & Leisure — 5.9%
Booking Holdings, Inc. 44 172,006
Delivery Hero SE*(a) 2,327 73,284
DoorDash, Inc., Class
a
A* 1,494 192,293
DraftKings, Inc., Class
a
A* 1,116 38,502
Trip.com Group Ltd.* 859 40,781
516,866
Interactive Media & Services — 7.9%
Alphabet, Inc., Class
a
A 858 140,180
Kuaishou Technology*(a) 6,640 34,316
Meta Platforms, Inc., Class
a
A 363 189,236
Pinterest, Inc., Class
a
A* 1,166 37,359
REA Group Ltd. 385 57,069
Snap, Inc., Class
a
A* 3,097 28,926
Tencent Holdings Ltd. 3,430 168,029
Ziff Davis, Inc.* 868 42,419
697,534
IT Services — 0.9%
Akamai Technologies, Inc.* 172 17,516
Cloudflare, Inc., Class
a
A* 218 17,907
Elm Co. 70 18,695
Okta, Inc., Class
a
A* 160 12,597
Perficient, Inc.* 220 16,537
83,252
Life Sciences Tools & Services — 3.3%
Bio-Techne Corp. 243 17,980
Danaher Corp. 632 170,204
Illumina, Inc.* 245 32,193
Medpace Holdings, Inc.* 45 15,987
QIAGEN NV* 396 18,153
West Pharmaceutical Services,
Inc. 113 35,440
289,957
Machinery — 3.8%
AGCO Corp. 781 71,102
CNH Industrial NV 7,888 81,562
Deere & Co. 436 168,183
SMC Corp. 31 14,207
335,054
Media — 0.6%
Omnicom Group, Inc. 510 51,219
Pharmaceuticals — 4.3%
Merck & Co., Inc. 1,289 152,682
Roche Holding AG 654 220,962
373,644
Professional Services — 0.2%
Paylocity Holding Corp.* 94 15,172
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.* 225 $ 33,426
Applied Materials, Inc. 417 82,258
Broadcom, Inc. 850 138,397
Camtek Ltd. 159 14,472
MediaTek, Inc. 447 17,327
NVIDIA Corp. 1,767 210,927
NXP Semiconductors NV 59 15,125
QUALCOMM, Inc. 310 54,343
Semtech Corp.* 400 17,528
Silicon Laboratories, Inc.* 127 15,033
Synaptics, Inc.* 177 14,411
613,247
Software — 11.6%
Adobe, Inc.* 350 201,044
Altair Engineering, Inc., Class
a
A* 179 16,174
ANSYS, Inc.* 148 47,570
Blackbaud, Inc.* 203 16,971
BlackLine, Inc.* 309 15,311
Box, Inc., Class
a
A* 611 19,919
C3.ai, Inc., Class
a
A* 621 14,494
Check Point Software
Technologies Ltd.* 107 20,597
Cleanspark, Inc.* 882 9,429
CommVault Systems, Inc.* 147 22,844
Crowdstrike Holdings, Inc.,
Class
a
A* 47 13,032
CyberArk Software Ltd.* 66 18,925
Darktrace plc* 2,155 16,573
DocuSign, Inc., Class
a
A* 271 16,046
Dropbox, Inc., Class
a
A* 688 17,296
Dynatrace, Inc.* 337 17,059
Five9, Inc.* 310 9,997
Gen Digital, Inc. 649 17,173
KPIT Technologies Ltd. 904 19,564
Marathon Digital Holdings, Inc.* 761 12,709
Microsoft Corp. 393 163,936
MicroStrategy, Inc., Class
a
A* 100 13,242
Nutanix, Inc., Class
a
A* 221 13,965
Oracle Corp. 295 41,681
Palo Alto Networks, Inc.* 63 22,851
Procore Technologies, Inc.* 231 13,691
Q2 Holdings, Inc.* 256 18,998
Riot Platforms, Inc.* 1,532 11,536
Salesforce, Inc. 94 23,773
SAP SE 171 37,374
ServiceNow, Inc.* 23 19,665
Smartsheet, Inc., Class
a
A* 390 19,032
Tenable Holdings, Inc.* 374 15,439
Trend Micro, Inc. 342 20,425
Varonis Systems, Inc., Class
a
B* 372 21,055
Workday, Inc., Class
a
A* 63 16,581
1,015,971
Specialized REITs — 0.2%
Equinix, Inc., REIT 21 17,521

AUGUST 31, 2024 (Unaudited) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. 876 $ 200,604
Hewlett Packard Enterprise Co. 914 17,704
NetApp, Inc. 144 17,384
Samsung Electronics Co. Ltd.,
GDR(a) 14 19,474
255,166
Total Common Stocks
(Cost $7,856,204)
8,723,872
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (b) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $28,347
(Cost $28,332) $ 28,332
28,332
Total Investments — 99.8%
(Cost $7,884,536) 8,752,204
Other assets less liabilities — 0.2% 19,811
Net Assets — 100.0% $ 8,772,015
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 75 .4%
China 4 .9%
Germany 3 .7%
Japan 3 .0%
Switzerland 2 .5%
Ireland 2 .2%
South Africa 1 .8%
Canada 1 .6%
Taiwan 1 .0%
Australia 0 .7%
Israel 0 .6%
Singapore 0 .6%
India 0 .5%
United Kingdom 0 .4%
South Korea 0 .2%
Saudi Arabia 0 .2%
Netherlands 0 .2%
Other
a
0 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Investments
Shares Value
Common Stocks — 99.6%
Biotechnology — 2.6%
Novavax, Inc.*(a) 12,765 $ 158,031
Chemicals — 1.2%
Advanced Nano Products Co.
Ltd. 1,112 75,917
Electronic Equipment, Instruments & Components — 15.1%
Coherent Corp.* 4,947 385,619
Jeol Ltd. 4,700 210,389
Lightwave Logic, Inc.*(a) 10,871 32,069
nLight, Inc.* 4,313 51,497
Oxford Instruments plc 5,282 159,201
Park Systems Corp. 636 90,412
929,187
Life Sciences Tools & Services — 8.2%
Agilent Technologies, Inc. 1,978 282,696
Bruker Corp. 3,361 225,825
508,521
Semiconductors & Semiconductor Equipment — 66.8%
ACM Research, Inc., Class
a
A* 5,114 92,256
Applied Materials, Inc. 1,339 264,131
ASML Holding NV 297 266,583
Axcelis Technologies, Inc.* 2,643 288,959
Entegris, Inc. 2,053 237,881
Intel Corp. 8,545 188,332
KLA Corp. 386 316,300
Lam Research Corp. 294 241,377
NVIDIA Corp. 3,105 370,644
Onto Innovation, Inc.* 1,435 305,971
Photronics, Inc.* 5,779 149,445
SCREEN Holdings Co. Ltd. 2,641 196,824
SkyWater Technology, Inc.* 4,312 38,679
SUSS MicroTec SE 1,744 112,006
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,964 337,219
Tower Semiconductor Ltd.* 8,418 371,991
Ultra Clean Holdings, Inc.* 4,073 153,552
Veeco Instruments, Inc.* 5,141 182,454
4,114,604
Technology Hardware, Storage & Peripherals — 5.7%
Canon, Inc. 10,167 348,915
Total Common Stocks
(Cost $5,304,433)
6,135,175
Investments
Shares Value
Securities Lending Reinvestments (b) — 0.4%
Investment Companies — 0.4%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $22,740) 22,740 $ 22,740
Total Investments — 100.0%
(Cost $5,327,173) 6,157,915
Liabilities in excess of other assets — 0.0%(d) (847)
Net Assets — 100.0% $ 6,157,068
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $23,748, collateralized in the form of cash with a value of $22,740 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $22,740.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 70.4%
Japan 12.3%
Taiwan 5.5%
Netherlands 4.3%
South Korea 2.7%
United Kingdom 2.6%
Germany 1.8%
Other
a
0.4%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
Investments
Shares Value
Common Stocks — 99 .9%
Automobiles — 4.6%
Tesla, Inc.* 2,422 $ 518,574
Broadline Retail — 4.9%
Amazon.com, Inc.* 3,091 551,743
Commercial Services & Supplies — 5.1%
Copart, Inc.* 10,824 573,239
Consumer Staples Distribution & Retail — 5.6%
Costco Wholesale Corp. 713 636,267
Electric Utilities — 4.8%
Constellation Energy Corp. 2,768 544,466
Entertainment — 5.7%
Netflix, Inc.* 928 650,853
Hotels, Restaurants & Leisure — 5.2%
Booking Holdings, Inc. 150 586,384
Interactive Media & Services — 5.5%
Meta Platforms, Inc., Class
a
A 1,205 628,179
Machinery — 4.9%
PACCAR, Inc. 5,830 560,729
Oil, Gas & Consumable Fuels — 5.1%
Diamondback Energy, Inc. 2,944 574,404
Semiconductors & Semiconductor Equipment — 35.6%
Applied Materials, Inc. 2,469 487,035
ARM Holdings plc, ADR* 3,318 440,896
Broadcom, Inc. 3,534 575,406
KLA Corp. 701 574,420
Lam Research Corp. 562 461,408
Micron Technology, Inc. 4,501 433,176
NVIDIA Corp. 4,651 555,190
QUALCOMM, Inc. 2,970 520,641
4,048,172
Software — 12.9%
Cadence Design Systems, Inc.* 1,904 512,043
Crowdstrike Holdings, Inc.,
Class
a
A* 1,619 448,916
Synopsys, Inc.* 979 508,669
1,469,628
Total Common Stocks
(Cost $8,808,570)
11,342,638
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $16,075
(Cost $16,064) $ 16,064
$ 16,064
Total Investments — 100.0%
(Cost $8,824,634) 11,358,702
Liabilities in excess of other assets — 0.0%(b) (861)
Net Assets — 100.0% $ 11,357,841
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks — 92 .5%
Automobiles — 2.5%
Tesla, Inc.* 8,392 $ 1,796,811
Beverages — 2.3%
Coca-Cola Europacific Partners
plc 2,065 166,212
Keurig Dr Pepper, Inc. 6,094 223,101
Monster Beverage Corp.* 4,684 220,757
PepsiCo, Inc. 6,173 1,067,188
1,677,258
Biotechnology — 3.7%
Amgen, Inc. 2,407 803,529
Biogen, Inc.* 653 133,708
Gilead Sciences, Inc. 5,597 442,163
GRAIL, Inc.* 1 14
Moderna, Inc.* 1,724 133,438
Regeneron Pharmaceuticals,
Inc.* 485 574,575
Vertex Pharmaceuticals, Inc.* 1,159 574,736
2,662,163
Broadline Retail — 5.5%
Amazon.com, Inc.* 18,093 3,229,601
MercadoLibre, Inc.* 226 465,935
PDD Holdings, Inc., ADR* 3,001 288,426
3,983,962
Chemicals — 1.4%
Linde plc 2,158 1,032,063
Commercial Services & Supplies — 0.8%
Cintas Corp. 457 367,940
Copart, Inc.* 4,327 229,158
597,098
Communications Equipment — 1.3%
Cisco Systems, Inc. 18,096 914,572
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp. 1,990 1,775,836
Dollar Tree, Inc.* 982 82,969
1,858,805
Electric Utilities — 1.2%
American Electric Power Co.,
Inc. 2,368 237,463
Constellation Energy Corp. 1,415 278,331
Exelon Corp. 4,498 171,329
Xcel Energy, Inc. 2,502 153,197
840,320
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp. 602 135,835
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 4,489 157,878
Investments
Shares Value
Common Stocks (continued)
Entertainment — 2.4%
Electronic Arts, Inc. 1,195 $ 181,425
Netflix, Inc.* 1,934 1,356,411
Take-Two Interactive Software,
Inc.* 769 124,355
Warner Bros Discovery, Inc.* 11,012 86,334
1,748,525
Financial Services — 0.5%
PayPal Holdings, Inc.* 4,702 340,566
Food Products — 0.9%
Kraft Heinz Co. (The) 5,460 193,448
Mondelez International, Inc.,
Class
a
A 6,028 432,870
626,318
Ground Transportation — 0.7%
CSX Corp. 8,785 301,062
Old Dominion Freight Line, Inc. 975 187,980
489,042
Health Care Equipment & Supplies — 1.8%
Dexcom, Inc.* 1,788 123,980
GE HealthCare Technologies,
Inc. 2,052 174,051
IDEXX Laboratories, Inc.* 370 178,092
Intuitive Surgical, Inc.* 1,592 784,267
1,260,390
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class
a
A* 1,984 232,743
Booking Holdings, Inc. 153 598,112
DoorDash, Inc., Class
a
A* 1,715 220,738
Marriott International, Inc.,
Class
a
A 1,281 300,638
Starbucks Corp. 5,088 481,172
1,833,403
Industrial Conglomerates — 0.8%
Honeywell International, Inc. 2,923 607,721
Interactive Media & Services — 9.0%
Alphabet, Inc., Class
a
A 10,213 1,668,600
Alphabet, Inc., Class
a
C 9,765 1,612,299
Meta Platforms, Inc., Class
a
A 6,061 3,159,660
6,440,559
IT Services — 0.4%
Cognizant Technology Solutions
Corp., Class
a
A 2,236 173,894
MongoDB, Inc., Class
a
A* 328 95,379
269,273
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 714 93,820

NASDAQ-100 HIGH INCOME ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (continued)
Machinery — 0.3%
PACCAR, Inc. 2,356 $ 226,600
Media — 1.6%
Charter Communications, Inc.,
Class
a
A* 646 224,511
Comcast Corp., Class
a
A 17,583 695,759
Trade Desk, Inc. (The), Class
a
A* 2,001 209,165
1,129,435
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 800 156,088
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 2,615 229,126
Professional Services — 1.2%
Automatic Data Processing, Inc. 1,837 506,846
Paychex, Inc. 1,619 212,413
Verisk Analytics, Inc., Class
a
A 640 174,605
893,864
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 1,838 142,077
Semiconductors & Semiconductor Equipment — 22.2%
Advanced Micro Devices, Inc.* 7,256 1,077,951
Analog Devices, Inc. 2,228 523,224
Applied Materials, Inc. 3,718 733,413
ARM Holdings plc, ADR* 531 70,559
ASML Holding NV (Registered),
ADR 409 369,683
Broadcom, Inc. 20,807 3,387,796
GLOBALFOUNDRIES, Inc.*(a) 2,483 115,907
Intel Corp. 19,124 421,493
KLA Corp. 603 494,116
Lam Research Corp. 586 481,112
Marvell Technology, Inc. 3,892 296,726
Microchip Technology, Inc. 2,414 198,334
Micron Technology, Inc. 4,973 478,602
NVIDIA Corp. 42,763 5,104,619
NXP Semiconductors NV 1,147 294,045
ON Semiconductor Corp.* 1,936 150,756
QUALCOMM, Inc. 5,011 878,428
Texas Instruments, Inc. 4,088 876,222
15,952,986
Software — 14.5%
Adobe, Inc.* 2,013 1,156,287
ANSYS, Inc.* 391 125,675
Atlassian Corp., Class
a
A* 715 118,404
Autodesk, Inc.* 967 249,873
Cadence Design Systems, Inc.* 1,222 328,632
Crowdstrike Holdings, Inc.,
Class
a
A* 1,034 286,708
Datadog, Inc., Class
a
A* 1,387 161,253
Fortinet, Inc.* 3,433 263,345
Intuit, Inc. 1,255 790,976
Investments
Shares Value
Common Stocks (continued)
Microsoft Corp. 12,919 $ 5,389,032
Palo Alto Networks, Inc.* 1,452 526,669
Roper Technologies, Inc. 479 265,562
Synopsys, Inc.* 687 356,952
Workday, Inc., Class
a
A* 952 250,557
Zscaler, Inc.* 674 134,787
10,404,712
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 265 299,442
Ross Stores, Inc. 1,505 226,668
526,110
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 26,657 6,104,453
Super Micro Computer, Inc.* 263 115,115
6,219,568
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 542 140,633
Trading Companies & Distributors — 0.2%
Fastenal Co. 2,577 175,957
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc. 5,262 1,045,665
Total Common Stocks
(Cost $64,643,625)
66,609,203
Securities Lending Reinvestments (b) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $116,060) 116,060 116,060
Principal
Amount
Short-Term Investments — 3 .4%
Repurchase Agreements (d) — 3 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,428,717
(Cost $2,427,292) $ 2,427,292
2,427,292
Total Investments — 96.1%
(Cost $67,186,977) 69,152,555
Other assets less liabilities — 3.9% 2,802,818
Net Assets — 100.0% $ 71,955,373
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $115,393, collateralized in the form of cash with a value of $116,060 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.

AUGUST 31, 2024 (Unaudited) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $116,060.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq 100 E-Mini Index 10 9/20/2024 U.S. Dollar $ 3,924,600 $ (37,114)
Swap Agreements
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
70,529,166 11/6/2025 Goldman Sachs International 0.00%
Nasdaq-100 Daily Covered Call
Index (276,361)
70,529,166 (276,361)
Total Unrealized
Depreciation
(276,361)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ON DEMAND ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
Investments
Shares Value
Common Stocks — 99 .8%
Entertainment — 53.9%
Bilibili, Inc., Class
a
Z* 1,694 $ 24,896
Capcom Co. Ltd. 1,667 36,182
Electronic Arts, Inc. 234 35,526
International Games System
Co. Ltd. 1,400 34,092
Krafton, Inc.* 170 41,614
NCSoft Corp. 103 14,465
NetEase, Inc. 1,696 27,774
Netflix, Inc.* 50 35,067
Nexon Co. Ltd. 1,801 35,234
ROBLOX Corp., Class
a
A* 898 39,503
Spotify Technology SA* 104 35,660
Take-Two Interactive Software,
Inc.* 195 31,533
Ubisoft Entertainment SA* 542 10,299
401,845
Ground Transportation — 11.5%
Grab Holdings Ltd., Class
a
A* 8,702 28,020
Lyft, Inc., Class
a
A* 2,050 23,924
Uber Technologies, Inc.* 462 33,786
85,730
Hotels, Restaurants & Leisure — 21.8%
Delivery Hero SE*(a) 1,040 32,752
DoorDash, Inc., Class
a
A* 284 36,554
Investments
Shares Value
Common Stocks (continued)
Just Eat Takeaway.com NV*(a) 1,082 $ 15,818
Meituan, Class
a
B*(a) 2,257 34,212
Zomato Ltd.* 14,455 43,178
162,514
Interactive Media & Services — 2.6%
Snap, Inc., Class
a
A* 2,057 19,212
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.* 192 28,524
Ambarella, Inc.* 231 13,791
NVIDIA Corp. 266 31,752
74,067
Total Common Stocks
(Cost $917,987)
743,368
Total Investments — 99.8%
(Cost $917,987) 743,368
Other assets less liabilities — 0.2% 1,763
Net Assets — 100.0% $ 745,131
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
On-Demand ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 44 .2%
Japan 9 .6%
China 7 .9%
South Korea 7 .5%
India 5 .8%
Luxembourg 4 .8%
Taiwan 4 .6%
Germany 4 .4%
Singapore 3 .8%
Hong Kong 3 .7%
Netherlands 2 .1%
France 1 .4%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 65.5%
Alibaba Group Holding Ltd.,
ADR 55,647 $ 4,637,621
Amazon.com, Inc.* 114,299 20,402,372
Coupang, Inc.* 164,166 3,636,277
eBay, Inc. 161,974 9,572,663
Etsy, Inc.* 57,467 3,165,857
Global-e Online Ltd.* 38,118 1,312,022
JD.com, Inc., ADR 71,024 1,917,648
MercadoLibre, Inc.* 1,388 2,861,584
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 71,139 6,837,169
54,343,213
Distributors — 3.5%
GigaCloud Technology, Inc.,
Class
a
A*(a) 148,888 2,894,383
Entertainment — 2.3%
Sea Ltd., ADR* 23,860 1,868,476
Personal Care Products — 1.5%
Oddity Tech Ltd., Class
a
A*(a) 34,467 1,268,385
Specialty Retail — 23.0%
Beyond, Inc.* 293,742 2,887,484
Buckle, Inc. (The) 72,646 3,043,867
Carvana Co., Class
a
A* 22,626 3,407,928
Chewy, Inc., Class
a
A* 126,021 3,597,900
Revolve Group, Inc., Class
a
A* 133,439 3,058,422
Wayfair, Inc., Class
a
A* 72,760 3,095,938
19,091,539
Textiles, Apparel & Luxury Goods — 4.2%
Figs, Inc., Class
a
A* 564,581 3,483,465
Total Common Stocks
(Cost $87,053,646)
82,949,461
Securities Lending Reinvestments (b) — 3 .4%
Investment Companies — 3 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $2,826,189) 2,826,189 2,826,189
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $48,575
(Cost $48,545) $ 48,545
$ 48,545
Total Investments — 103.5%
(Cost $89,928,380) 85,824,195
Liabilities in excess of other assets — (3.5%) (2,863,366)
Net Assets — 100.0% $ 82,960,829
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $3,048,686, collateralized in the form of cash with a value of $2,826,189 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $456,188 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.38%, and maturity dates ranging from April
30, 2025 – February 15, 2051. The total value of collateral is
$3,282,377.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $2,826,189.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

PET CARE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Investments
Shares Value
Common Stocks — 99 .3%
Distributors — 0.0%(a)
Arata Corp. 680 $ 16,443
Food Products — 17.9%
Freshpet, Inc.* 50,588 6,879,968
General Mills, Inc. 14,227 1,028,470
I-TAIL Corp. PCL, NVDR 2,086,705 1,251,591
J M Smucker Co. (The) 2,655 304,475
Nestle SA (Registered) 28,342 3,034,750
12,499,254
Health Care Equipment & Supplies — 13.2%
IDEXX Laboratories, Inc.* 13,423 6,460,893
Vimian Group AB*(b) 662,100 2,762,995
9,223,888
Health Care Providers & Services — 10.4%
Cencora, Inc. 4,520 1,082,856
CVS Group plc 214,782 3,198,710
Patterson Cos., Inc. 1,990 44,755
PetIQ, Inc., Class
a
A* 95,783 2,926,171
7,252,492
Household Products — 6.9%
Central Garden & Pet Co.* 33,673 1,329,073
Colgate-Palmolive Co. 20,887 2,224,466
Oil-Dri Corp. of America 17,167 1,170,618
Spectrum Brands Holdings, Inc. 695 65,552
4,789,709
Insurance — 6.6%
Anicom Holdings, Inc. 247,210 1,112,690
Trupanion, Inc.*(b) 76,151 3,482,385
4,595,075
Pharmaceuticals — 19.1%
Elanco Animal Health, Inc.* 12,502 193,406
Merck & Co., Inc. 25,462 3,015,974
SwedenCare AB 174,184 691,090
Virbac SACA 7,865 3,021,155
Zoetis, Inc., Class
a
A 34,987 6,419,765
13,341,390
Specialty Retail — 25.2%
Chewy, Inc., Class
a
A* 272,210 7,771,596
Pet Valu Holdings Ltd.(b) 166,084 3,004,584
Petco Health & Wellness Co.,
Inc., Class
a
A* 270,523 862,968
Pets at Home Group plc 1,295,225 5,249,345
Tractor Supply Co. 2,753 736,565
17,625,058
Total Common Stocks
(Cost $67,543,360)
69,343,309
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $48,202) 48,202 $ 48,202
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $188,069
(Cost $187,958) $ 187,958
187,958
Total Investments — 99.7%
(Cost $67,779,520) 69,579,469
Other assets less liabilities — 0.3% 179,551
Net Assets — 100.0% $ 69,759,020
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $4,300,488, collateralized in the form of cash with a value of $48,202 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $4,727,161 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.38%, and maturity dates ranging from April
30, 2025 – November 15, 2052. The total value of collateral is
$4,775,363.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $48,202.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 65 .9%
United Kingdom 12 .1%
Sweden 5 .0%
Switzerland 4 .3%
France 4 .3%
Canada 4 .3%
Thailand 1 .8%
Japan 1 .6%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 29.2%
Associated Banc-Corp. 318,187 $ 7,280,119
Atlantic Union Bankshares
Corp. 203,832 8,088,054
Cadence Bank 233,857 7,548,904
Community Financial System,
Inc. 146,088 8,934,742
First Busey Corp. 287,395 7,774,035
First Interstate BancSystem,
Inc., Class
a
A 246,815 7,663,606
First Merchants Corp. 204,421 7,972,419
Fulton Financial Corp. 400,666 7,752,887
German American Bancorp, Inc. 197,739 7,931,311
Heritage Financial Corp. 376,225 8,592,979
Independent Bank Corp. 264,743 8,969,493
Independent Bank Corp. 134,424 8,510,383
Mercantile Bank Corp. 173,842 7,993,255
NBT Bancorp, Inc. 178,432 8,736,031
Orrstown Financial Services,
Inc. 250,573 8,970,513
Peoples Bancorp, Inc. 225,787 7,225,184
Preferred Bank 87,182 7,223,029
Premier Financial Corp. 334,272 8,376,856
S&T Bancorp, Inc. 210,803 9,058,205
Simmons First National Corp.,
Class
a
A 385,035 8,247,450
Southside Bancshares, Inc. 247,000 8,454,810
Tompkins Financial Corp. 143,342 8,792,598
United Bankshares, Inc. 203,573 7,912,883
United Community Banks, Inc. 258,345 7,871,772
Washington Trust Bancorp, Inc. 250,278 8,209,118
WesBanco, Inc. 243,071 7,829,317
211,919,953
Building Products — 1.8%
Apogee Enterprises, Inc. 102,800 6,864,984
Griffon Corp. 95,983 6,353,115
13,218,099
Capital Markets — 1.1%
Cohen & Steers, Inc. 90,146 8,055,447
Chemicals — 4.6%
Avient Corp. 146,416 7,193,418
Balchem Corp. 42,115 7,455,619
HB Fuller Co. 81,664 6,995,338
Quaker Chemical Corp. 36,653 6,204,253
Stepan Co. 75,220 5,839,329
33,687,957
Commercial Services & Supplies — 2.9%
ABM Industries, Inc. 127,049 7,260,850
HNI Corp. 144,603 7,786,872
Matthews International Corp.,
Class
a
A 237,489 6,015,596
21,063,318
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc. (The) 131,018 6,677,987
Investments
Shares Value
Common Stocks (continued)
SpartanNash Co. 338,776 $ 7,483,562
14,161,549
Diversified Telecommunication Services — 1.2%
Cogent Communications
Holdings, Inc. 123,884 8,669,402
Electric Utilities — 3.7%
ALLETE, Inc. 101,773 6,467,674
Otter Tail Corp. 73,731 6,233,956
Portland General Electric Co. 150,015 7,217,222
TXNM Energy, Inc. 168,850 6,919,473
26,838,325
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc. 33,973 7,030,373
Financial Services — 0.9%
HA Sustainable Infrastructure
Capital, Inc. 203,060 6,575,083
Food Products — 1.7%
J & J Snack Foods Corp. 38,225 6,505,513
Lancaster Colony Corp. 34,613 5,910,516
12,416,029
Gas Utilities — 5.0%
Chesapeake Utilities Corp. 60,084 7,115,147
New Jersey Resources Corp. 152,259 7,051,114
Northwest Natural Holding Co. 180,694 7,267,513
ONE Gas, Inc. 105,520 7,274,549
Spire, Inc. 110,200 7,269,894
35,978,217
Health Care Equipment & Supplies — 1.0%
LeMaitre Vascular, Inc. 81,146 7,326,672
Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The) 53,628 8,117,134
Health Care REITs — 2.1%
CareTrust REIT, Inc., REIT 253,745 7,581,900
Universal Health Realty Income
Trust, REIT 165,494 7,430,681
15,012,581
Household Products — 1.9%
Oil-Dri Corp. of America 92,486 6,306,620
WD-40 Co. 28,776 7,563,484
13,870,104
Industrial REITs — 1.0%
Terreno Realty Corp., REIT 109,896 7,587,220
Insurance — 2.0%
AMERISAFE, Inc. 150,932 7,564,712
Horace Mann Educators Corp. 192,112 6,841,108
14,405,820

AUGUST 31, 2024 (Unaudited) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.9%
Johnson Outdoors, Inc.,
Class
a
A 178,932 $ 6,432,605
Machinery — 12.1%
Alamo Group, Inc. 36,110 6,694,794
Douglas Dynamics, Inc. 267,277 7,440,992
Enpro, Inc. 43,038 6,921,801
Franklin Electric Co., Inc. 65,895 6,843,855
Gorman-Rupp Co. (The) 171,834 6,698,089
Hillenbrand, Inc. 149,458 4,926,136
Hyster-Yale, Inc. 87,547 5,511,959
Kadant, Inc. 22,351 7,177,577
Lindsay Corp. 54,318 6,738,148
Mueller Water Products, Inc.,
Class
a
A 362,822 7,789,788
Standex International Corp. 38,717 6,916,792
Trinity Industries, Inc. 222,192 7,334,558
Watts Water Technologies, Inc.,
Class
a
A 33,391 6,568,010
87,562,499
Marine Transportation — 1.0%
Matson, Inc. 52,935 7,320,910
Media — 1.0%
John Wiley & Sons, Inc.,
Class
a
A 156,840 7,576,940
Metals & Mining — 0.9%
Materion Corp. 58,789 6,821,876
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty Trust, Inc.(a) 463,820 6,307,952
Multi-Utilities — 4.0%
Avista Corp. 185,397 7,163,740
Black Hills Corp. 122,746 7,256,744
Northwestern Energy Group,
Inc. 127,398 6,929,177
Unitil Corp. 127,525 7,689,757
29,039,418
Professional Services — 2.9%
CSG Systems International, Inc. 157,609 7,647,189
Exponent, Inc. 66,883 7,241,422
Insperity, Inc. 68,991 6,484,464
21,373,075
Residential REITs — 1.1%
NexPoint Residential Trust, Inc.,
REIT 170,873 8,082,293
Retail REITs — 1.1%
Getty Realty Corp., REIT 239,356 7,606,734
Semiconductors & Semiconductor Equipment — 0.8%
Power Integrations, Inc. 86,298 5,790,596
Investments
Shares Value
Common Stocks (continued)
Tobacco — 1.0%
Universal Corp. 137,625 $ 7,473,037
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies,
Inc. 33,676 6,907,621
GATX Corp. 48,826 6,889,349
McGrath RentCorp 61,167 6,615,211
20,412,181
Water Utilities — 5.1%
American States Water Co. 91,105 7,417,769
California Water Service Group 133,747 7,400,221
Middlesex Water Co. 123,333 7,771,212
SJW Group 124,125 7,322,134
York Water Co. (The) 176,372 6,874,981
36,786,317
Total Common Stocks
(Cost $631,189,178)
724,519,716
Securities Lending Reinvestments (b) — 0 .7%
Investment Companies — 0 .7%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $5,005,378) 5,005,378 5,005,378
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $449,308
(Cost $449,045) $ 449,045
449,045
Total Investments — 100.6%
(Cost $636,643,601) 729,974,139
Liabilities in excess of other assets — (0.6%) (4,364,060)
Net Assets — 100.0% $ 725,610,079

RUSSELL 2000 DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $5,002,053, collateralized in the form of cash with a value of $5,005,378 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $144,452 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from October
24, 2024 – August 15, 2053. The total value of collateral is
$5,149,830.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $5,005,378.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 3.5%
Commerce Bancshares, Inc. 2,043 $ 130,670
United Bankshares, Inc. 3,432 133,402
264,072
Beverages — 4.7%
Brown-Forman Corp.,
Class
a
B(a) 2,525 115,115
Coca-Cola Co. (The) 1,718 124,503
PepsiCo, Inc. 662 114,447
354,065
Building Products — 1.5%
Carlisle Cos., Inc. 261 110,612
Capital Markets — 4.4%
Franklin Resources, Inc. 4,926 99,702
S&P Global, Inc. 247 126,770
T. Rowe Price Group, Inc. 928 98,405
324,877
Chemicals — 9.1%
Air Products and Chemicals,
Inc. 380 105,963
HB Fuller Co. 1,377 117,954
PPG Industries, Inc. 833 108,065
RPM International, Inc. 963 111,949
Sherwin-Williams Co. (The) 360 132,973
Stepan Co. 1,268 98,435
675,339
Commercial Services & Supplies — 3.1%
ABM Industries, Inc. 2,142 122,415
MSA Safety, Inc. 607 110,857
233,272
Consumer Staples Distribution & Retail — 4.8%
Sysco Corp. 1,522 118,670
Target Corp. 748 114,908
Walmart, Inc. 1,621 125,190
358,768
Containers & Packaging — 1.4%
Sonoco Products Co. 1,870 105,786
Distributors — 1.5%
Genuine Parts Co. 768 110,024
Electrical Equipment — 1.4%
Emerson Electric Co. 996 104,968
Food Products — 6.0%
Archer-Daniels-Midland Co. 1,781 108,623
Hormel Foods Corp. 3,529 114,869
Lancaster Colony Corp. 584 99,724
McCormick & Co., Inc.
(Non-Voting) 1,592 127,408
450,624
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 6.5%
Atmos Energy Corp. 930 $ 121,588
National Fuel Gas Co. 1,969 117,668
Northwest Natural Holding Co. 3,047 122,550
UGI Corp. 4,811 119,842
481,648
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories 1,046 118,480
Becton Dickinson & Co. 467 113,206
Medtronic plc 1,324 117,280
348,966
Health Care REITs — 1.7%
Universal Health Realty Income
Trust, REIT 2,790 125,271
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp. 428 123,546
Household Products — 6.4%
Clorox Co. (The) 814 128,864
Colgate-Palmolive Co. 1,143 121,730
Kimberly-Clark Corp. 776 112,256
Procter & Gamble Co. (The) 650 111,501
474,351
Insurance — 6.9%
Aflac, Inc. 1,239 136,736
Cincinnati Financial Corp. 951 130,316
Old Republic International
Corp. 3,620 129,849
RLI Corp. 772 118,965
515,866
Machinery — 7.9%
Dover Corp. 597 111,060
Gorman-Rupp Co. (The) 2,897 112,925
Illinois Tool Works, Inc. 450 113,931
Nordson Corp. 464 119,044
Stanley Black & Decker, Inc. 1,260 128,973
585,933
Metals & Mining — 1.4%
Nucor Corp. 703 106,793
Multi-Utilities — 3.3%
Black Hills Corp. 2,070 122,378
Consolidated Edison, Inc. 1,194 121,263
243,641
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. 708 104,748
Pharmaceuticals — 1.6%
Johnson & Johnson 744 123,400

RUSSELL U.S. DIVIDEND GROWERS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.6%
Automatic Data Processing, Inc. 444 $ 122,504
Retail REITs — 1.6%
Federal Realty Investment Trust,
REIT 1,063 122,245
Specialty Retail — 1.6%
Lowe's Cos., Inc. 477 118,534
Tobacco — 1.7%
Universal Corp. 2,320 125,976
Trading Companies & Distributors — 1.5%
WW Grainger, Inc. 117 115,236
Water Utilities — 6.8%
American States Water Co. 1,535 124,980
California Water Service Group 2,255 124,769
Middlesex Water Co. 2,080 131,061
SJW Group 2,093 123,466
504,276
Total Common Stocks
(Cost $7,031,886)
7,435,341
Securities Lending Reinvestments (b) — 1 .6%
Investment Companies — 1 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $116,987) 116,987 116,987
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $6,894
(Cost $6,887) $ 6,887
6,887
Total Investments — 101.4%
(Cost $7,155,760) 7,559,215
Liabilities in excess of other assets — (1.4%) (103,125)
Net Assets — 100.0% $ 7,456,090
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $115,069, collateralized in the form of cash with a value of $116,987 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $116,987.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.5%
General Dynamics Corp. 623,015 $ 186,505,770
Air Freight & Logistics — 3.1%
CH Robinson Worldwide, Inc. 1,965,998 203,500,453
Expeditors International of
Washington, Inc. 1,429,920 176,466,427
379,966,880
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 4,056,553 184,938,251
Coca-Cola Co. (The) 2,694,919 195,300,780
PepsiCo, Inc. 1,054,603 182,319,767
562,558,798
Biotechnology — 1.6%
AbbVie, Inc. 1,006,483 197,582,678
Building Products — 1.5%
A O Smith Corp. 2,196,044 183,852,804
Capital Markets — 4.1%
Franklin Resources, Inc. 7,751,420 156,888,741
S&P Global, Inc. 368,211 188,980,614
T. Rowe Price Group, Inc. 1,550,555 164,420,852
510,290,207
Chemicals — 9.0%
Air Products and Chemicals,
Inc. 681,601 190,064,439
Albemarle Corp.(a) 1,951,504 176,123,236
Ecolab, Inc. 722,624 182,953,945
Linde plc 399,661 191,137,873
PPG Industries, Inc. 1,416,104 183,711,172
Sherwin-Williams Co. (The) 534,163 197,303,787
1,121,294,452
Commercial Services & Supplies — 1.5%
Cintas Corp. 235,199 189,363,419
Consumer Staples Distribution & Retail — 4.6%
Sysco Corp. 2,490,909 194,216,175
Target Corp. 1,211,013 186,035,817
Walmart, Inc. 2,512,077 194,007,706
574,259,698
Containers & Packaging — 1.6%
Amcor plc 17,594,494 201,281,011
Distributors — 1.5%
Genuine Parts Co. 1,306,564 187,178,359
Electric Utilities — 1.5%
NextEra Energy, Inc. 2,351,840 189,346,638
Electrical Equipment — 1.3%
Emerson Electric Co. 1,554,632 163,842,666
Investments
Shares Value
Common Stocks (continued)
Food Products — 5.8%
Archer-Daniels-Midland Co. 2,830,851 $ 172,653,603
Hormel Foods Corp. 5,628,451 183,206,080
J M Smucker Co. (The) 1,518,687 174,163,025
McCormick & Co., Inc.
(Non-Voting) 2,389,232 191,210,237
721,232,945
Gas Utilities — 1.5%
Atmos Energy Corp. 1,408,681 184,170,954
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories 1,653,643 187,308,143
Becton Dickinson & Co. 747,249 181,140,630
Medtronic plc 2,217,740 196,447,409
564,896,182
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 1,833,496 206,671,669
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp. 699,973 202,054,206
Household Products — 7.6%
Church & Dwight Co., Inc. 1,767,344 180,057,007
Clorox Co. (The) 1,335,481 211,419,997
Colgate-Palmolive Co. 1,835,951 195,528,781
Kimberly-Clark Corp. 1,262,203 182,590,286
Procter & Gamble Co. (The) 1,055,667 181,089,117
950,685,188
Insurance — 6.4%
Aflac, Inc. 1,883,919 207,909,301
Brown & Brown, Inc. 1,817,880 191,113,724
Chubb Ltd. 682,022 193,817,012
Cincinnati Financial Corp. 1,477,572 202,471,691
795,311,728
IT Services — 1.6%
International Business
Machines Corp. 963,768 194,806,426
Life Sciences Tools & Services — 1.4%
West Pharmaceutical Services,
Inc. 547,770 171,797,105
Machinery — 9.3%
Caterpillar, Inc. 527,775 187,940,677
Dover Corp. 1,005,796 187,108,230
Illinois Tool Works, Inc. 741,132 187,639,800
Nordson Corp. 751,520 192,809,971
Pentair plc 2,116,383 187,702,008
Stanley Black & Decker, Inc. 2,052,924 210,137,301
1,153,337,987
Metals & Mining — 1.4%
Nucor Corp. 1,145,757 174,051,946

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 1.5%
Consolidated Edison, Inc. 1,849,737 $ 187,859,290
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp. 1,143,834 169,230,240
Exxon Mobil Corp. 1,542,318 181,900,985
351,131,225
Personal Care Products — 1.7%
Kenvue, Inc. 9,760,735 214,248,133
Pharmaceuticals — 1.5%
Johnson & Johnson 1,134,839 188,224,397
Professional Services — 1.6%
Automatic Data Processing, Inc. 717,848 198,061,442
Residential REITs — 1.5%
Essex Property Trust, Inc., REIT 620,202 187,170,762
Retail REITs — 3.1%
Federal Realty Investment Trust,
REIT 1,653,632 190,167,680
Realty Income Corp., REIT 3,097,316 192,374,297
382,541,977
Software — 1.5%
Roper Technologies, Inc. 333,391 184,835,304
Specialty Retail — 1.5%
Lowe's Cos., Inc. 765,544 190,237,684
Trading Companies & Distributors — 3.0%
Fastenal Co. 2,634,860 179,908,241
WW Grainger, Inc. 190,165 187,297,312
367,205,553
Total Common Stocks
(Cost $10,265,749,492)
12,417,855,483
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $14,275,861) 14,275,861 14,275,861
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $8,190,450
(Cost $8,185,644) $ 8,185,644
$ 8,185,644
Total Investments — 100.0%
(Cost $10,288,210,997) 12,440,316,988
Other assets less liabilities — 0.0%(e) 2,934,284
Net Assets — 100.0% $ 12,443,251,272
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $13,779,641, collateralized in the form of cash with a value of $14,275,861 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $14,275,861.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) Represents less than 0.05% of net assets.

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.* 83 $ 30,293
Boeing Co. (The)* 688 119,533
General Dynamics Corp. 270 80,827
General Electric Co. 1,303 227,530
Howmet Aerospace, Inc. 462 44,657
Huntington Ingalls Industries,
Inc. 46 13,007
L3Harris Technologies, Inc. 225 53,251
Lockheed Martin Corp. 253 143,729
Northrop Grumman Corp. 165 86,330
RTX Corp. 1,584 195,371
Textron, Inc. 227 20,702
TransDigm Group, Inc. 66 90,632
1,105,862
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 139 14,388
Expeditors International of
Washington, Inc. 167 20,610
FedEx Corp. 268 80,070
United Parcel Service, Inc.,
Class
a
B 869 111,710
226,778
Automobile Components — 0.1%
Aptiv plc* 325 23,247
BorgWarner, Inc. 272 9,267
32,514
Automobiles — 1.5%
Ford Motor Co. 4,670 52,257
General Motors Co. 1,359 67,651
Tesla, Inc.* 3,304 707,420
827,328
Banks — 3.5%
Bank of America Corp. 8,101 330,116
Citigroup, Inc. 2,272 142,318
Citizens Financial Group, Inc. 542 23,333
Fifth Third Bancorp 816 34,835
Huntington Bancshares, Inc. 1,727 25,853
JPMorgan Chase & Co. 3,419 768,591
KeyCorp 1,123 19,158
M&T Bank Corp. 198 34,078
PNC Financial Services Group,
Inc. (The) 473 87,548
Regions Financial Corp. 1,090 25,528
Truist Financial Corp. 1,594 70,869
US Bancorp 1,859 87,801
Wells Fargo & Co. 4,152 242,767
1,892,795
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 214 9,756
Coca-Cola Co. (The) 4,617 334,594
Constellation Brands, Inc.,
Class
a
A 191 45,976
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 1,244 $ 45,543
Molson Coors Beverage Co.,
Class
a
B 217 11,711
Monster Beverage Corp.* 845 39,825
PepsiCo, Inc. 1,637 283,005
770,410
Biotechnology — 2.1%
AbbVie, Inc. 2,102 412,644
Amgen, Inc. 639 213,317
Biogen, Inc.* 172 35,219
Gilead Sciences, Inc. 1,483 117,157
Incyte Corp.* 190 12,475
Moderna, Inc.* 397 30,728
Regeneron Pharmaceuticals,
Inc.* 126 149,271
Vertex Pharmaceuticals, Inc.* 307 152,238
1,123,049
Broadline Retail — 3.6%
Amazon.com, Inc.* 10,903 1,946,185
eBay, Inc. 603 35,637
Etsy, Inc.* 140 7,713
1,989,535
Building Products — 0.5%
A O Smith Corp. 144 12,056
Allegion plc 104 14,439
Builders FirstSource, Inc.* 145 25,230
Carrier Global Corp. 999 72,707
Johnson Controls International
plc 802 58,426
Masco Corp. 262 20,845
Trane Technologies plc 268 96,925
300,628
Capital Markets — 3.1%
Ameriprise Financial, Inc. 118 53,034
Bank of New York Mellon Corp.
(The) 891 60,784
BlackRock, Inc. 165 148,799
Blackstone, Inc. 851 121,148
Cboe Global Markets, Inc. 125 25,675
Charles Schwab Corp. (The) 1,778 115,748
CME Group, Inc. 429 92,552
FactSet Research Systems, Inc. 45 19,028
Franklin Resources, Inc. 358 7,246
Goldman Sachs Group, Inc.
(The) 383 195,426
Intercontinental Exchange, Inc. 684 110,500
Invesco Ltd. 536 9,160
KKR & Co., Inc. 793 98,150
MarketAxess Holdings, Inc. 45 10,908
Moody's Corp. 187 91,207
Morgan Stanley 1,491 154,483
MSCI, Inc., Class
a
A 94 54,575
Nasdaq, Inc. 491 35,391
Northern Trust Corp. 244 22,255
Raymond James Financial, Inc. 221 26,425
S&P Global, Inc. 381 195,544

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 359 $ 31,269
T. Rowe Price Group, Inc. 266 28,207
1,707,514
Chemicals — 1.5%
Air Products and Chemicals,
Inc. 263 73,338
Albemarle Corp.(a) 140 12,635
Celanese Corp., Class
a
A 119 15,541
CF Industries Holdings, Inc. 218 18,114
Corteva, Inc. 831 47,616
Dow, Inc. 838 44,900
DuPont de Nemours, Inc. 499 42,041
Eastman Chemical Co. 139 14,230
Ecolab, Inc. 302 76,460
FMC Corp. 149 9,622
International Flavors &
Fragrances, Inc. 304 31,613
Linde plc 572 273,559
LyondellBasell Industries NV,
Class
a
A 307 30,301
Mosaic Co. (The) 383 10,942
PPG Industries, Inc. 280 36,324
Sherwin-Williams Co. (The) 277 102,316
839,552
Commercial Services & Supplies — 0.6%
Cintas Corp. 102 82,122
Copart, Inc.* 1,043 55,237
Republic Services, Inc., Class
a
A 243 50,595
Rollins, Inc. 335 16,810
Veralto Corp. 260 29,232
Waste Management, Inc. 434 92,026
326,022
Communications Equipment — 0.9%
Arista Networks, Inc.* 302 106,721
Cisco Systems, Inc. 4,822 243,704
F5, Inc.* 69 14,017
Juniper Networks, Inc. 387 15,046
Motorola Solutions, Inc. 198 87,524
467,012
Construction & Engineering — 0.1%
Quanta Services, Inc. 173 47,597
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 73 38,994
Vulcan Materials Co. 157 38,498
77,492
Consumer Finance — 0.6%
American Express Co. 677 175,106
Capital One Financial Corp. 454 66,706
Discover Financial Services 298 41,336
Synchrony Financial 478 24,024
307,172
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 528 $ 471,177
Dollar General Corp. 261 21,655
Dollar Tree, Inc.* 247 20,869
Kroger Co. (The) 798 42,461
Sysco Corp. 594 46,314
Target Corp. 551 84,645
Walgreens Boots Alliance, Inc. 852 7,881
Walmart, Inc. 5,087 392,869
1,087,871
Containers & Packaging — 0.2%
Amcor plc 1,722 19,700
Avery Dennison Corp. 96 21,298
Ball Corp. 370 23,610
International Paper Co. 415 20,094
Packaging Corp. of America 106 22,211
Smurfit WestRock plc 620 29,400
136,313
Distributors — 0.1%
Genuine Parts Co. 165 23,638
LKQ Corp. 319 13,267
Pool Corp. 45 15,823
52,728
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 8,538 169,906
Verizon Communications, Inc. 5,013 209,443
379,349
Electric Utilities — 1.7%
Alliant Energy Corp. 306 17,831
American Electric Power Co.,
Inc. 628 62,976
Constellation Energy Corp. 375 73,762
Duke Energy Corp. 919 104,720
Edison International 459 39,947
Entergy Corp. 253 30,535
Evergy, Inc. 274 16,204
Eversource Energy 420 28,363
Exelon Corp. 1,191 45,365
FirstEnergy Corp. 618 27,143
NextEra Energy, Inc. 2,447 197,008
NRG Energy, Inc. 248 21,082
PG&E Corp. 2,545 50,136
Pinnacle West Capital Corp. 136 11,903
PPL Corp. 880 28,081
Southern Co. (The) 1,302 112,493
Xcel Energy, Inc. 662 40,534
908,083
Electrical Equipment — 0.7%
AMETEK, Inc. 275 47,039
Eaton Corp. plc 475 145,792
Emerson Electric Co. 682 71,876
GE Vernova, Inc.* 326 65,526
Generac Holdings, Inc.* 71 11,113

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 63 $ 25,195
Rockwell Automation, Inc. 135 36,724
403,265
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 1,431 96,521
CDW Corp. 159 35,877
Corning, Inc. 919 38,460
Jabil, Inc. 143 15,627
Keysight Technologies, Inc.* 207 31,903
TE Connectivity Ltd. 364 55,910
Teledyne Technologies, Inc.* 56 24,237
Trimble, Inc.* 291 16,497
Zebra Technologies Corp.,
Class
a
A* 60 20,723
335,755
Entertainment — 1.2%
Electronic Arts, Inc. 289 43,876
Live Nation Entertainment, Inc.* 169 16,506
Netflix, Inc.* 513 359,792
Take-Two Interactive Software,
Inc.* 189 30,563
Walt Disney Co. (The) 2,170 196,125
Warner Bros Discovery, Inc.* 2,657 20,831
667,693
Financial Services — 4.3%
Berkshire Hathaway, Inc.,
Class
a
B* 2,155 1,025,608
Corpay, Inc.* 83 26,191
Fidelity National Information
Services, Inc. 662 54,582
Fiserv, Inc.* 697 121,696
Global Payments, Inc. 303 33,636
Jack Henry & Associates, Inc. 86 14,880
Mastercard, Inc., Class
a
A 978 472,706
PayPal Holdings, Inc.* 1,246 90,248
Visa, Inc., Class
a
A 1,875 518,194
2,357,741
Food Products — 0.8%
Archer-Daniels-Midland Co. 590 35,984
Bunge Global SA 168 17,032
Campbell Soup Co. 234 11,634
Conagra Brands, Inc. 570 17,784
General Mills, Inc. 672 48,579
Hershey Co. (The) 175 33,786
Hormel Foods Corp. 346 11,262
J M Smucker Co. (The) 126 14,450
Kellanova 314 25,312
Kraft Heinz Co. (The) 940 33,304
Lamb Weston Holdings, Inc. 172 10,650
McCormick & Co., Inc.
(Non-Voting) 300 24,009
Mondelez International, Inc.,
Class
a
A 1,598 114,752
Tyson Foods, Inc., Class
a
A 341 21,930
420,468
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 178 $ 23,272
Ground Transportation — 1.1%
CSX Corp. 2,328 79,780
JB Hunt Transport Services,
Inc. 97 16,800
Norfolk Southern Corp. 268 68,651
Old Dominion Freight Line, Inc. 212 40,874
Uber Technologies, Inc.* 2,489 182,021
Union Pacific Corp. 727 186,177
574,303
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories 2,071 234,582
Align Technology, Inc.* 82 19,452
Baxter International, Inc. 608 23,068
Becton Dickinson & Co. 344 83,389
Boston Scientific Corp.* 1,750 143,133
Cooper Cos., Inc. (The)* 236 24,952
Dexcom, Inc.* 474 32,867
Edwards Lifesciences Corp.* 718 50,231
GE HealthCare Technologies,
Inc. 506 42,919
Hologic, Inc.* 279 22,666
IDEXX Laboratories, Inc.* 98 47,170
Insulet Corp.* 82 16,627
Intuitive Surgical, Inc.* 422 207,890
Medtronic plc 1,582 140,134
ResMed, Inc. 174 42,634
Solventum Corp.* 165 10,578
STERIS plc 117 28,209
Stryker Corp. 403 145,249
Teleflex, Inc. 55 13,484
Zimmer Biomet Holdings, Inc. 244 28,172
1,357,406
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. 289 32,576
Cencora, Inc. 197 47,195
Centene Corp.* 636 50,136
Cigna Group (The) 338 122,292
CVS Health Corp. 1,496 85,631
DaVita, Inc.* 61 9,206
Elevance Health, Inc. 276 153,702
HCA Healthcare, Inc. 230 90,986
Henry Schein, Inc.* 153 10,794
Humana, Inc. 143 50,689
Labcorp Holdings, Inc. 100 22,989
McKesson Corp. 154 86,406
Molina Healthcare, Inc.* 69 24,136
Quest Diagnostics, Inc. 132 20,720
UnitedHealth Group, Inc. 1,096 646,859
Universal Health Services, Inc.,
Class
a
B 70 16,658
1,470,975

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 187 $ 22,360
Healthpeak Properties, Inc.,
REIT 839 18,693
Ventas, Inc., REIT 482 29,937
Welltower, Inc., REIT 712 85,924
156,914
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 840 14,868
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 526 61,705
Booking Holdings, Inc. 40 156,369
Caesars Entertainment, Inc.* 258 9,711
Carnival Corp.* 1,203 19,850
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,635 91,691
Darden Restaurants, Inc. 141 22,299
Domino's Pizza, Inc. 41 16,983
Expedia Group, Inc.* 150 20,863
Hilton Worldwide Holdings, Inc. 297 65,233
Las Vegas Sands Corp. 435 16,961
Marriott International, Inc.,
Class
a
A 285 66,887
McDonald's Corp. 859 247,959
MGM Resorts International* 299 11,239
Norwegian Cruise Line Holdings
Ltd.* 512 9,160
Royal Caribbean Cruises Ltd.* 281 46,258
Starbucks Corp. 1,349 127,575
Wynn Resorts Ltd. 113 8,687
Yum! Brands, Inc. 335 45,198
1,044,628
Household Durables — 0.4%
DR Horton, Inc. 353 66,632
Garmin Ltd. 183 33,542
Lennar Corp., Class
a
A 291 52,979
Mohawk Industries, Inc.* 62 9,619
NVR, Inc.* 4 36,690
PulteGroup, Inc. 249 32,781
232,243
Household Products — 1.3%
Church & Dwight Co., Inc. 292 29,749
Clorox Co. (The) 147 23,272
Colgate-Palmolive Co. 977 104,050
Kimberly-Clark Corp. 400 57,864
Procter & Gamble Co. (The) 2,810 482,027
696,962
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 847 14,509
Vistra Corp. 389 33,232
47,741
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.5%
3M Co. 659 $ 88,761
Honeywell International, Inc. 776 161,338
250,099
Industrial REITs — 0.3%
Prologis, Inc., REIT 1,102 140,858
Insurance — 2.3%
Aflac, Inc. 616 67,982
Allstate Corp. (The) 313 59,138
American International Group,
Inc. 791 60,946
Aon plc, Class
a
A 258 88,680
Arch Capital Group Ltd.* 446 50,438
Arthur J Gallagher & Co. 259 75,776
Assurant, Inc. 61 11,977
Brown & Brown, Inc. 282 29,647
Chubb Ltd. 483 137,259
Cincinnati Financial Corp. 186 25,488
Everest Group Ltd. 51 20,004
Globe Life, Inc. 100 10,505
Hartford Financial Services
Group, Inc. (The) 353 40,983
Loews Corp. 217 17,781
Marsh & McLennan Cos., Inc. 588 133,776
MetLife, Inc. 712 55,166
Principal Financial Group, Inc. 257 20,925
Progressive Corp. (The) 698 176,036
Prudential Financial, Inc. 428 51,856
Travelers Cos., Inc. (The) 272 62,035
W R Berkley Corp. 361 21,552
Willis Towers Watson plc 121 35,345
1,253,295
Interactive Media & Services — 6.4%
Alphabet, Inc., Class
a
A 6,993 1,142,516
Alphabet, Inc., Class
a
C 5,818 960,610
Match Group, Inc.* 317 11,796
Meta Platforms, Inc., Class
a
A 2,609 1,360,098
3,475,020
IT Services — 1.2%
Accenture plc, Class
a
A 749 256,121
Akamai Technologies, Inc.* 181 18,433
Cognizant Technology Solutions
Corp., Class
a
A 593 46,118
EPAM Systems, Inc.* 68 13,652
Gartner, Inc.* 92 45,260
GoDaddy, Inc., Class
a
A* 167 27,957
International Business
Machines Corp. 1,094 221,130
VeriSign, Inc.* 103 18,942
647,613
Leisure Products — 0.0%(b)
Hasbro, Inc. 156 10,633

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. 349 $ 49,879
Bio-Rad Laboratories, Inc.,
Class
a
A* 24 8,096
Bio-Techne Corp. 188 13,910
Charles River Laboratories
International, Inc.* 61 12,063
Danaher Corp. 785 211,408
IQVIA Holdings, Inc.* 216 54,335
Mettler-Toledo International,
Inc.* 25 35,977
Revvity, Inc. 146 17,891
Thermo Fisher Scientific, Inc. 454 279,242
Waters Corp.* 70 24,244
West Pharmaceutical Services,
Inc. 86 26,972
734,017
Machinery — 1.7%
Caterpillar, Inc. 582 207,250
Cummins, Inc. 162 50,682
Deere & Co. 307 118,422
Dover Corp. 163 30,323
Fortive Corp. 420 31,248
IDEX Corp. 90 18,583
Illinois Tool Works, Inc. 323 81,777
Ingersoll Rand, Inc. 481 43,987
Nordson Corp. 64 16,420
Otis Worldwide Corp. 482 45,641
PACCAR, Inc. 625 60,112
Parker-Hannifin Corp. 152 91,230
Pentair plc 198 17,561
Snap-on, Inc. 62 17,592
Stanley Black & Decker, Inc. 183 18,732
Westinghouse Air Brake
Technologies Corp. 209 35,440
Xylem, Inc. 288 39,609
924,609
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 116 40,315
Comcast Corp., Class
a
A 4,661 184,436
Fox Corp., Class
a
A 276 11,418
Fox Corp., Class
a
B 157 6,034
Interpublic Group of Cos., Inc.
(The) 450 14,674
News Corp., Class
a
A 452 12,805
News Corp., Class
a
B 137 4,032
Omnicom Group, Inc. 233 23,400
Paramount Global, Class
a
B 590 6,177
303,291
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,712 75,807
Newmont Corp. 1,373 73,305
Nucor Corp. 285 43,294
Steel Dynamics, Inc. 175 20,914
213,320
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.7%
Ameren Corp. 319 $ 26,321
CenterPoint Energy, Inc. 762 20,803
CMS Energy Corp. 356 24,158
Consolidated Edison, Inc. 413 41,944
Dominion Energy, Inc. 999 55,844
DTE Energy Co. 245 30,630
NiSource, Inc. 534 17,654
Public Service Enterprise
Group, Inc. 594 47,965
Sempra 753 61,882
WEC Energy Group, Inc. 376 34,979
362,180
Office REITs — 0.0%(b)
BXP, Inc., REIT 172 12,938
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 783 8,315
Delta Air Lines, Inc. 770 32,717
Southwest Airlines Co. 714 20,649
United Airlines Holdings, Inc.* 392 17,264
78,945
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 278 25,481
Kenvue, Inc. 2,280 50,046
75,527
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. 2,414 120,579
Catalent, Inc.* 216 13,167
Eli Lilly & Co. 951 912,979
Johnson & Johnson 2,866 475,355
Merck & Co., Inc. 3,016 357,245
Pfizer, Inc. 6,747 195,730
Viatris, Inc. 1,419 17,142
Zoetis, Inc., Class
a
A 544 99,819
2,192,016
Professional Services — 0.7%
Automatic Data Processing, Inc. 486 134,092
Broadridge Financial Solutions,
Inc. 140 29,800
Dayforce, Inc.*(a) 189 10,805
Equifax, Inc. 146 44,841
Jacobs Solutions, Inc. 148 22,330
Leidos Holdings, Inc. 160 25,362
Paychex, Inc. 381 49,987
Paycom Software, Inc. 57 9,279
Verisk Analytics, Inc., Class
a
A 169 46,107
372,603
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 360 41,450
CoStar Group, Inc.* 486 37,568
79,018

S&P 500
®
EX-ENERGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 168 $ 37,923
Camden Property Trust, REIT 126 15,775
Equity Residential, REIT 412 30,851
Essex Property Trust, Inc., REIT 76 22,936
Invitation Homes, Inc., REIT 687 25,309
Mid-America Apartment
Communities, Inc., REIT 138 22,407
UDR, Inc., REIT 361 16,068
171,269
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 88 10,120
Kimco Realty Corp., REIT 796 18,515
Realty Income Corp., REIT 1,038 64,470
Regency Centers Corp., REIT 196 14,247
Simon Property Group, Inc.,
REIT 387 64,765
172,117
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.* 1,924 285,829
Analog Devices, Inc. 591 138,790
Applied Materials, Inc. 989 195,090
Broadcom, Inc. 5,187 844,547
Enphase Energy, Inc.* 161 19,488
First Solar, Inc.* 127 28,876
Intel Corp. 5,069 111,721
KLA Corp. 159 130,289
Lam Research Corp. 155 127,257
Microchip Technology, Inc. 644 52,911
Micron Technology, Inc. 1,320 127,037
Monolithic Power Systems, Inc. 57 53,277
NVIDIA Corp. 29,287 3,495,989
NXP Semiconductors NV 304 77,934
ON Semiconductor Corp.* 513 39,947
Qorvo, Inc.* 115 13,327
QUALCOMM, Inc. 1,331 233,324
Skyworks Solutions, Inc. 191 20,932
Teradyne, Inc. 186 25,432
Texas Instruments, Inc. 1,084 232,345
6,254,342
Software — 10.5%
Adobe, Inc.* 533 306,161
ANSYS, Inc.* 104 33,428
Autodesk, Inc.* 254 65,634
Cadence Design Systems, Inc.* 324 87,133
Crowdstrike Holdings, Inc.,
Class
a
A* 274 75,975
Fair Isaac Corp.* 29 50,178
Fortinet, Inc.* 755 57,916
Gen Digital, Inc. 657 17,384
Intuit, Inc. 333 209,877
Microsoft Corp. 8,848 3,690,855
Oracle Corp. 1,898 268,168
Palo Alto Networks, Inc.* 384 139,284
Investments
Shares Value
Common Stocks (continued)
PTC, Inc.* 142 $ 25,431
Roper Technologies, Inc. 127 70,410
Salesforce, Inc. 1,156 292,352
ServiceNow, Inc.* 243 207,765
Synopsys, Inc.* 181 94,044
Tyler Technologies, Inc.* 50 29,393
5,721,388
Specialized REITs — 1.1%
American Tower Corp., REIT 556 124,577
Crown Castle, Inc., REIT 518 58,026
Digital Realty Trust, Inc., REIT 386 58,522
Equinix, Inc., REIT 113 94,283
Extra Space Storage, Inc., REIT 251 44,427
Iron Mountain, Inc., REIT 350 39,641
Public Storage, REIT 188 64,619
SBA Communications Corp.,
Class
a
A, REIT 127 28,786
VICI Properties, Inc., Class
a
A,
REIT 1,243 41,616
Weyerhaeuser Co., REIT 870 26,526
581,023
Specialty Retail — 2.0%
AutoZone, Inc.* 20 63,630
Bath & Body Works, Inc. 266 8,182
Best Buy Co., Inc. 229 22,992
CarMax, Inc.* 188 15,895
Home Depot, Inc. (The) 1,180 434,830
Lowe's Cos., Inc. 682 169,477
O'Reilly Automotive, Inc.* 69 77,968
Ross Stores, Inc. 398 59,943
TJX Cos., Inc. (The) 1,348 158,080
Tractor Supply Co. 128 34,246
Ulta Beauty, Inc.* 56 19,759
1,065,002
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. 17,162 3,930,098
Hewlett Packard Enterprise Co. 1,548 29,985
HP, Inc. 1,028 37,193
NetApp, Inc. 245 29,576
Seagate Technology Holdings
plc 233 23,195
Super Micro Computer, Inc.* 59 25,824
Western Digital Corp.* 389 25,515
4,101,386
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 30 28,778
Lululemon Athletica, Inc.* 136 35,288
NIKE, Inc., Class
a
B 1,443 120,231
Ralph Lauren Corp., Class
a
A 46 7,878
Tapestry, Inc. 274 11,226
203,401
Tobacco — 0.6%
Altria Group, Inc. 2,046 110,014

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 1,852 $ 228,333
338,347
Trading Companies & Distributors — 0.3%
Fastenal Co. 682 46,567
United Rentals, Inc. 78 57,818
WW Grainger, Inc. 51 50,231
154,616
Water Utilities — 0.1%
American Water Works Co., Inc. 231 33,061
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 614 122,014
Total Common Stocks
(Cost $40,470,430)
54,453,786
Securities Lending Reinvestments (c) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $23,973) 23,973 23,973
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $119,629
(Cost $119,559) $ 119,559
119,559
Total Investments — 100.0%
(Cost $40,613,962) 54,597,318
Liabilities in excess of other assets — 0.0%(b) (24,842)
Net Assets — 100.0% $ 54,572,476
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $23,145, collateralized in the form of cash with a value of $23,973 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $23,973.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks — 99.7%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 104 $ 37,957
Boeing Co. (The)* 846 146,984
General Dynamics Corp. 333 99,687
General Electric Co. 1,604 280,091
Howmet Aerospace, Inc. 568 54,903
Huntington Ingalls Industries,
Inc. 58 16,401
L3Harris Technologies, Inc. 278 65,794
Lockheed Martin Corp. 313 177,815
Northrop Grumman Corp. 204 106,735
RTX Corp. 1,948 240,266
Textron, Inc. 279 25,445
TransDigm Group, Inc. 82 112,603
1,364,681
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 172 17,804
Expeditors International of
Washington, Inc. 207 25,546
FedEx Corp. 332 99,191
United Parcel Service, Inc.,
Class
a
B 1,069 137,420
279,961
Automobile Components — 0.1%
Aptiv plc* 399 28,541
BorgWarner, Inc. 334 11,379
39,920
Automobiles — 1.7%
Ford Motor Co. 5,746 64,298
General Motors Co. 1,672 83,232
Tesla, Inc.* 4,065 870,357
1,017,887
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 262 11,945
Coca-Cola Co. (The) 5,681 411,702
Constellation Brands, Inc.,
Class
a
A 236 56,807
Keurig Dr Pepper, Inc. 1,529 55,977
Molson Coors Beverage Co.,
Class
a
B 266 14,356
Monster Beverage Corp.* 1,039 48,968
PepsiCo, Inc. 2,014 348,180
947,935
Biotechnology — 2.3%
AbbVie, Inc. 2,587 507,854
Amgen, Inc. 786 262,390
Biogen, Inc.* 213 43,614
Gilead Sciences, Inc. 1,825 144,175
Incyte Corp.* 233 15,299
Moderna, Inc.* 489 37,849
Regeneron Pharmaceuticals,
Inc.* 155 183,627
Vertex Pharmaceuticals, Inc.* 378 187,446
1,382,254
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.2%
Amazon.com, Inc.* 13,418 $ 2,395,113
eBay, Inc. 741 43,793
Etsy, Inc.* 171 9,420
2,448,326
Building Products — 0.6%
A O Smith Corp. 177 14,818
Allegion plc 128 17,772
Builders FirstSource, Inc.* 179 31,146
Carrier Global Corp. 1,228 89,374
Johnson Controls International
plc 987 71,903
Masco Corp. 323 25,698
Trane Technologies plc 332 120,071
370,782
Chemicals — 1.8%
Air Products and Chemicals,
Inc. 326 90,905
Albemarle Corp.(a) 172 15,523
Celanese Corp., Class
a
A 147 19,198
CF Industries Holdings, Inc. 268 22,268
Corteva, Inc. 1,021 58,503
Dow, Inc. 1,030 55,187
DuPont de Nemours, Inc. 613 51,645
Eastman Chemical Co. 172 17,608
Ecolab, Inc. 372 94,183
FMC Corp. 183 11,818
International Flavors &
Fragrances, Inc. 374 38,892
Linde plc 704 336,688
LyondellBasell Industries NV,
Class
a
A 377 37,210
Mosaic Co. (The) 471 13,457
PPG Industries, Inc. 345 44,757
Sherwin-Williams Co. (The) 342 126,325
1,034,167
Commercial Services & Supplies — 0.7%
Cintas Corp. 126 101,445
Copart, Inc.* 1,282 67,895
Republic Services, Inc., Class
a
A 300 62,463
Rollins, Inc. 412 20,674
Veralto Corp. 322 36,203
Waste Management, Inc. 535 113,441
402,121
Communications Equipment — 1.0%
Arista Networks, Inc.* 372 131,457
Cisco Systems, Inc. 5,933 299,854
F5, Inc.* 86 17,471
Juniper Networks, Inc. 476 18,507
Motorola Solutions, Inc. 244 107,858
575,147
Construction & Engineering — 0.1%
Quanta Services, Inc. 214 58,878

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 90 $ 48,074
Vulcan Materials Co. 194 47,571
95,645
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. 650 580,047
Dollar General Corp. 322 26,716
Dollar Tree, Inc.* 304 25,685
Kroger Co. (The) 981 52,199
Sysco Corp. 730 56,918
Target Corp. 678 104,155
Walgreens Boots Alliance, Inc. 1,049 9,703
Walmart, Inc. 6,259 483,383
1,338,806
Containers & Packaging — 0.3%
Amcor plc 2,118 24,230
Avery Dennison Corp. 118 26,178
Ball Corp. 455 29,033
International Paper Co. 509 24,646
Packaging Corp. of America 131 27,450
Smurfit WestRock plc 761 36,087
167,624
Distributors — 0.1%
Genuine Parts Co. 204 29,225
LKQ Corp. 391 16,261
Pool Corp. 56 19,691
65,177
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 10,506 209,070
Verizon Communications, Inc. 6,167 257,657
466,727
Electric Utilities — 1.9%
Alliant Energy Corp. 376 21,910
American Electric Power Co.,
Inc. 772 77,416
Constellation Energy Corp. 462 90,875
Duke Energy Corp. 1,131 128,877
Edison International 564 49,085
Entergy Corp. 313 37,776
Evergy, Inc. 337 19,930
Eversource Energy 516 34,846
Exelon Corp. 1,465 55,802
FirstEnergy Corp. 759 33,335
NextEra Energy, Inc. 3,010 242,335
NRG Energy, Inc. 305 25,928
PG&E Corp. 3,131 61,681
Pinnacle West Capital Corp. 166 14,528
PPL Corp. 1,081 34,495
Southern Co. (The) 1,602 138,413
Xcel Energy, Inc. 814 49,841
1,117,073
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 0.8%
AMETEK, Inc. 339 $ 57,986
Eaton Corp. plc 586 179,861
Emerson Electric Co. 838 88,317
GE Vernova, Inc.* 402 80,802
Generac Holdings, Inc.* 89 13,931
Hubbell, Inc., Class
a
B 79 31,594
Rockwell Automation, Inc. 167 45,429
497,920
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 1,760 118,712
CDW Corp. 197 44,451
Corning, Inc. 1,130 47,290
Jabil, Inc. 177 19,343
Keysight Technologies, Inc.* 256 39,455
TE Connectivity Ltd. 449 68,966
Teledyne Technologies, Inc.* 69 29,863
Trimble, Inc.* 358 20,295
Zebra Technologies Corp.,
Class
a
A* 75 25,904
414,279
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,462 51,418
Halliburton Co. 1,297 40,324
Schlumberger NV 2,094 92,115
183,857
Entertainment — 1.4%
Electronic Arts, Inc. 356 54,048
Live Nation Entertainment, Inc.* 209 20,413
Netflix, Inc.* 631 442,552
Take-Two Interactive Software,
Inc.* 233 37,678
Walt Disney Co. (The) 2,671 241,405
Warner Bros Discovery, Inc.* 3,267 25,613
821,709
Food Products — 0.9%
Archer-Daniels-Midland Co. 724 44,157
Bunge Global SA 207 20,986
Campbell Soup Co. 288 14,319
Conagra Brands, Inc. 700 21,840
General Mills, Inc. 827 59,784
Hershey Co. (The) 216 41,701
Hormel Foods Corp. 425 13,834
J M Smucker Co. (The) 156 17,890
Kellanova 386 31,115
Kraft Heinz Co. (The) 1,156 40,957
Lamb Weston Holdings, Inc. 212 13,127
McCormick & Co., Inc.
(Non-Voting) 369 29,531
Mondelez International, Inc.,
Class
a
A 1,965 141,107
Tyson Foods, Inc., Class
a
A 419 26,946
517,294

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 221 $ 28,894
Ground Transportation — 1.2%
CSX Corp. 2,864 98,149
JB Hunt Transport Services,
Inc. 119 20,611
Norfolk Southern Corp. 331 84,789
Old Dominion Freight Line, Inc. 261 50,321
Uber Technologies, Inc.* 3,062 223,924
Union Pacific Corp. 894 228,944
706,738
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories 2,549 288,725
Align Technology, Inc.* 103 24,434
Baxter International, Inc. 747 28,341
Becton Dickinson & Co. 423 102,539
Boston Scientific Corp.* 2,154 176,176
Cooper Cos., Inc. (The)* 291 30,767
Dexcom, Inc.* 583 40,425
Edwards Lifesciences Corp.* 883 61,775
GE HealthCare Technologies,
Inc. 622 52,758
Hologic, Inc.* 342 27,784
IDEXX Laboratories, Inc.* 121 58,241
Insulet Corp.* 103 20,885
Intuitive Surgical, Inc.* 520 256,168
Medtronic plc 1,945 172,288
ResMed, Inc. 215 52,679
Solventum Corp.* 202 12,950
STERIS plc 145 34,960
Stryker Corp. 497 179,129
Teleflex, Inc. 69 16,917
Zimmer Biomet Holdings, Inc. 301 34,754
1,672,695
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. 357 40,241
Cencora, Inc. 243 58,216
Centene Corp.* 782 61,645
Cigna Group (The) 416 150,513
CVS Health Corp. 1,839 105,264
DaVita, Inc.* 76 11,470
Elevance Health, Inc. 341 189,900
HCA Healthcare, Inc. 284 112,348
Henry Schein, Inc.* 188 13,263
Humana, Inc. 177 62,741
Labcorp Holdings, Inc. 124 28,506
McKesson Corp. 190 106,605
Molina Healthcare, Inc.* 86 30,082
Quest Diagnostics, Inc. 163 25,586
UnitedHealth Group, Inc. 1,349 796,180
Universal Health Services, Inc.,
Class
a
B 87 20,703
1,813,263
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 647 $ 75,900
Booking Holdings, Inc. 50 195,461
Caesars Entertainment, Inc.* 317 11,932
Carnival Corp.* 1,480 24,420
Chipotle Mexican Grill, Inc.,
Class
a
A* 2,012 112,833
Darden Restaurants, Inc. 175 27,676
Domino's Pizza, Inc. 51 21,125
Expedia Group, Inc.* 186 25,871
Hilton Worldwide Holdings, Inc. 366 80,388
Las Vegas Sands Corp. 535 20,860
Marriott International, Inc.,
Class
a
A 352 82,611
McDonald's Corp. 1,056 304,825
MGM Resorts International* 368 13,833
Norwegian Cruise Line Holdings
Ltd.* 629 11,253
Royal Caribbean Cruises Ltd.* 347 57,123
Starbucks Corp. 1,660 156,986
Wynn Resorts Ltd. 138 10,609
Yum! Brands, Inc. 413 55,722
1,289,428
Household Durables — 0.5%
DR Horton, Inc. 434 81,922
Garmin Ltd. 225 41,240
Lennar Corp., Class
a
A 359 65,360
Mohawk Industries, Inc.* 78 12,101
NVR, Inc.* 5 45,862
PulteGroup, Inc. 308 40,548
287,033
Household Products — 1.5%
Church & Dwight Co., Inc. 358 36,473
Clorox Co. (The) 182 28,813
Colgate-Palmolive Co. 1,202 128,013
Kimberly-Clark Corp. 493 71,317
Procter & Gamble Co. (The) 3,458 593,185
857,801
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,041 17,832
Vistra Corp. 479 40,921
58,753
Industrial Conglomerates — 0.5%
3M Co. 811 109,234
Honeywell International, Inc. 954 198,346
307,580
Interactive Media & Services — 7.3%
Alphabet, Inc., Class
a
A 8,607 1,406,212
Alphabet, Inc., Class
a
C 7,160 1,182,187
Match Group, Inc.* 389 14,475
Meta Platforms, Inc., Class
a
A 3,211 1,673,926
4,276,800

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.4%
Accenture plc, Class
a
A 921 $ 314,936
Akamai Technologies, Inc.* 223 22,710
Cognizant Technology Solutions
Corp., Class
a
A 729 56,694
EPAM Systems, Inc.* 85 17,065
Gartner, Inc.* 114 56,084
GoDaddy, Inc., Class
a
A* 207 34,654
International Business
Machines Corp. 1,346 272,067
VeriSign, Inc.* 127 23,355
797,565
Leisure Products — 0.0%(b)
Hasbro, Inc. 192 13,087
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. 429 61,313
Bio-Rad Laboratories, Inc.,
Class
a
A* 30 10,120
Bio-Techne Corp. 231 17,092
Charles River Laboratories
International, Inc.* 75 14,831
Danaher Corp. 966 260,153
IQVIA Holdings, Inc.* 267 67,164
Mettler-Toledo International,
Inc.* 31 44,612
Revvity, Inc. 181 22,180
Thermo Fisher Scientific, Inc. 559 343,824
Waters Corp.* 87 30,132
West Pharmaceutical Services,
Inc. 107 33,558
904,979
Machinery — 1.9%
Caterpillar, Inc. 717 255,324
Cummins, Inc. 200 62,570
Deere & Co. 379 146,195
Dover Corp. 201 37,392
Fortive Corp. 516 38,390
IDEX Corp. 111 22,919
Illinois Tool Works, Inc. 398 100,766
Ingersoll Rand, Inc. 591 54,047
Nordson Corp. 80 20,525
Otis Worldwide Corp. 592 56,056
PACCAR, Inc. 768 73,866
Parker-Hannifin Corp. 188 112,838
Pentair plc 243 21,552
Snap-on, Inc. 77 21,848
Stanley Black & Decker, Inc. 225 23,031
Westinghouse Air Brake
Technologies Corp. 258 43,749
Xylem, Inc. 355 48,823
1,139,891
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 144 50,046
Comcast Corp., Class
a
A 5,735 226,934
Investments
Shares Value
Common Stocks (continued)
Fox Corp., Class
a
A 339 $ 14,025
Fox Corp., Class
a
B 193 7,417
Interpublic Group of Cos., Inc.
(The) 553 18,033
News Corp., Class
a
A 556 15,752
News Corp., Class
a
B 168 4,944
Omnicom Group, Inc. 287 28,823
Paramount Global, Class
a
B 724 7,580
373,554
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 2,105 93,209
Newmont Corp. 1,690 90,229
Nucor Corp. 351 53,321
Steel Dynamics, Inc. 216 25,814
262,573
Multi-Utilities — 0.8%
Ameren Corp. 391 32,261
CenterPoint Energy, Inc. 937 25,580
CMS Energy Corp. 437 29,655
Consolidated Edison, Inc. 507 51,491
Dominion Energy, Inc. 1,228 68,645
DTE Energy Co. 303 37,881
NiSource, Inc. 657 21,720
Public Service Enterprise
Group, Inc. 730 58,948
Sempra 927 76,181
WEC Energy Group, Inc. 463 43,073
445,435
Oil, Gas & Consumable Fuels — 3.9%
APA Corp. 528 15,043
Chevron Corp. 2,511 371,502
ConocoPhillips 1,714 195,036
Coterra Energy, Inc. 1,090 26,520
Devon Energy Corp. 926 41,466
Diamondback Energy, Inc. 261 50,924
EOG Resources, Inc. 842 108,466
EQT Corp. 870 29,154
Exxon Mobil Corp. 6,573 775,220
Hess Corp. 405 55,914
Kinder Morgan, Inc. 2,829 61,022
Marathon Oil Corp. 826 23,665
Marathon Petroleum Corp. 516 91,394
Occidental Petroleum Corp. 984 56,068
ONEOK, Inc. 855 78,968
Phillips 66 621 87,132
Targa Resources Corp. 325 47,742
Valero Energy Corp. 479 70,284
Williams Cos., Inc. (The) 1,786 81,745
2,267,265
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 961 10,206
Delta Air Lines, Inc. 946 40,195
Southwest Airlines Co. 877 25,363
United Airlines Holdings, Inc.* 482 21,227
96,991

S&P 500
®
EX-FINANCIALS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 341 $ 31,256
Kenvue, Inc. 2,806 61,592
92,848
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. 2,970 148,352
Catalent, Inc.* 265 16,154
Eli Lilly & Co. 1,170 1,123,223
Johnson & Johnson 3,526 584,822
Merck & Co., Inc. 3,711 439,568
Pfizer, Inc. 8,303 240,870
Viatris, Inc. 1,745 21,080
Zoetis, Inc., Class
a
A 669 122,755
2,696,824
Professional Services — 0.8%
Automatic Data Processing, Inc. 600 165,546
Broadridge Financial Solutions,
Inc. 173 36,825
Dayforce, Inc.* 231 13,206
Equifax, Inc. 181 55,590
Jacobs Solutions, Inc. 183 27,611
Leidos Holdings, Inc. 198 31,385
Paychex, Inc. 469 61,533
Paycom Software, Inc. 70 11,395
Verisk Analytics, Inc., Class
a
A 209 57,019
460,110
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.* 2,368 351,790
Analog Devices, Inc. 727 170,729
Applied Materials, Inc. 1,217 240,065
Broadcom, Inc. 6,383 1,039,280
Enphase Energy, Inc.* 199 24,087
First Solar, Inc.* 157 35,697
Intel Corp. 6,237 137,463
KLA Corp. 197 161,428
Lam Research Corp. 192 157,634
Microchip Technology, Inc. 792 65,071
Micron Technology, Inc. 1,623 156,198
Monolithic Power Systems, Inc. 71 66,362
NVIDIA Corp. 36,047 4,302,930
NXP Semiconductors NV 375 96,135
ON Semiconductor Corp.* 630 49,058
Qorvo, Inc.* 141 16,341
QUALCOMM, Inc. 1,638 287,141
Skyworks Solutions, Inc. 235 25,754
Teradyne, Inc. 229 31,311
Texas Instruments, Inc. 1,334 285,930
7,700,404
Software — 12.0%
Adobe, Inc.* 656 376,813
ANSYS, Inc.* 128 41,142
Autodesk, Inc.* 313 80,879
Cadence Design Systems, Inc.* 399 107,303
Investments
Shares Value
Common Stocks (continued)
Crowdstrike Holdings, Inc.,
Class
a
A* 338 $ 93,721
Fair Isaac Corp.* 36 62,290
Fortinet, Inc.* 929 71,263
Gen Digital, Inc. 807 21,353
Intuit, Inc. 410 258,407
Microsoft Corp. 10,890 4,542,655
Oracle Corp. 2,336 330,053
Palo Alto Networks, Inc.* 473 171,566
PTC, Inc.* 175 31,341
Roper Technologies, Inc. 157 87,042
Salesforce, Inc. 1,423 359,877
ServiceNow, Inc.* 300 256,500
Synopsys, Inc.* 224 116,386
Tyler Technologies, Inc.* 62 36,448
7,045,039
Specialty Retail — 2.2%
AutoZone, Inc.* 25 79,537
Bath & Body Works, Inc. 328 10,089
Best Buy Co., Inc. 282 28,313
CarMax, Inc.* 231 19,531
Home Depot, Inc. (The) 1,452 535,062
Lowe's Cos., Inc. 838 208,243
O'Reilly Automotive, Inc.* 86 97,177
Ross Stores, Inc. 491 73,950
TJX Cos., Inc. (The) 1,659 194,551
Tractor Supply Co. 158 42,273
Ulta Beauty, Inc.* 70 24,699
1,313,425
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 21,120 4,836,480
Hewlett Packard Enterprise Co. 1,903 36,861
HP, Inc. 1,265 45,768
NetApp, Inc. 302 36,457
Seagate Technology Holdings
plc 286 28,471
Super Micro Computer, Inc.* 74 32,390
Western Digital Corp.* 478 31,352
5,047,779
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 38 36,453
Lululemon Athletica, Inc.* 168 43,591
NIKE, Inc., Class
a
B 1,775 147,893
Ralph Lauren Corp., Class
a
A 57 9,762
Tapestry, Inc. 337 13,807
251,506
Tobacco — 0.7%
Altria Group, Inc. 2,517 135,339
Philip Morris International, Inc. 2,278 280,855
416,194
Trading Companies & Distributors — 0.3%
Fastenal Co. 839 57,287
United Rentals, Inc. 98 72,643

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
WW Grainger, Inc. 64 $ 63,035
192,965
Water Utilities — 0.1%
American Water Works Co., Inc. 285 40,789
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 755 150,034
Total Common Stocks
(Cost $45,324,285)
58,616,412
Securities Lending Reinvestments (c) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $15,989) 15,989 15,989
Principal
Amount
Short-Term Investments — 0.2%
Repurchase Agreements (e) — 0.2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $111,328
(Cost $111,263) $ 111,263
111,263
Total Investments — 99.9%
(Cost $45,451,537) 58,743,664
Other assets less liabilities — 0.1% 49,611
Net Assets — 100.0% $ 58,793,275
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $15,433, collateralized in the form of cash with a value of $15,989 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $15,989.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 38 $ 13,869
Boeing Co. (The)* 306 53,164
General Dynamics Corp. 121 36,223
General Electric Co. 581 101,454
Howmet Aerospace, Inc. 206 19,912
Huntington Ingalls Industries,
Inc. 21 5,938
L3Harris Technologies, Inc. 101 23,904
Lockheed Martin Corp. 113 64,195
Northrop Grumman Corp. 74 38,718
RTX Corp. 706 87,078
Textron, Inc. 101 9,211
TransDigm Group, Inc. 30 41,196
494,862
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 62 6,418
Expeditors International of
Washington, Inc. 75 9,256
FedEx Corp. 120 35,852
United Parcel Service, Inc.,
Class
a
B 387 49,749
101,275
Automobile Components — 0.1%
Aptiv plc* 144 10,300
BorgWarner, Inc. 121 4,123
14,423
Automobiles — 1.7%
Ford Motor Co. 2,081 23,286
General Motors Co. 606 30,167
Tesla, Inc.* 1,473 315,384
368,837
Banks — 3.8%
Bank of America Corp. 3,611 147,148
Citigroup, Inc. 1,012 63,392
Citizens Financial Group, Inc. 242 10,418
Fifth Third Bancorp 363 15,496
Huntington Bancshares, Inc. 769 11,512
JPMorgan Chase & Co. 1,524 342,595
KeyCorp 500 8,530
M&T Bank Corp. 89 15,318
PNC Financial Services Group,
Inc. (The) 211 39,054
Regions Financial Corp. 486 11,382
Truist Financial Corp. 710 31,567
US Bancorp 828 39,106
Wells Fargo & Co. 1,850 108,170
843,688
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 95 4,331
Coca-Cola Co. (The) 2,058 149,143
Constellation Brands, Inc.,
Class
a
A 85 20,460
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 554 $ 20,282
Molson Coors Beverage Co.,
Class
a
B 97 5,235
Monster Beverage Corp.* 376 17,721
PepsiCo, Inc. 730 126,203
343,375
Broadline Retail — 4.0%
Amazon.com, Inc.* 4,861 867,688
eBay, Inc. 269 15,898
Etsy, Inc.* 62 3,416
887,002
Building Products — 0.6%
A O Smith Corp. 64 5,358
Allegion plc 46 6,387
Builders FirstSource, Inc.* 65 11,310
Carrier Global Corp. 445 32,387
Johnson Controls International
plc 358 26,080
Masco Corp. 117 9,309
Trane Technologies plc 120 43,399
134,230
Capital Markets — 3.4%
Ameriprise Financial, Inc. 53 23,820
Bank of New York Mellon Corp.
(The) 397 27,083
BlackRock, Inc. 74 66,734
Blackstone, Inc. 379 53,955
Cboe Global Markets, Inc. 56 11,502
Charles Schwab Corp. (The) 792 51,559
CME Group, Inc. 191 41,206
FactSet Research Systems, Inc. 20 8,457
Franklin Resources, Inc. 159 3,218
Goldman Sachs Group, Inc.
(The) 171 87,253
Intercontinental Exchange, Inc. 304 49,111
Invesco Ltd. 239 4,085
KKR & Co., Inc. 353 43,691
MarketAxess Holdings, Inc. 20 4,848
Moody's Corp. 83 40,482
Morgan Stanley 664 68,797
MSCI, Inc., Class
a
A 42 24,385
Nasdaq, Inc. 220 15,858
Northern Trust Corp. 109 9,942
Raymond James Financial, Inc. 99 11,837
S&P Global, Inc. 170 87,251
State Street Corp. 160 13,936
T. Rowe Price Group, Inc. 119 12,619
761,629
Chemicals — 1.7%
Air Products and Chemicals,
Inc. 118 32,904
Albemarle Corp.(a) 62 5,596
Celanese Corp., Class
a
A 53 6,922
CF Industries Holdings, Inc. 97 8,060
Corteva, Inc. 370 21,201
Dow, Inc. 373 19,985

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
DuPont de Nemours, Inc. 222 $ 18,704
Eastman Chemical Co. 62 6,347
Ecolab, Inc. 135 34,179
FMC Corp. 66 4,262
International Flavors &
Fragrances, Inc. 136 14,143
Linde plc 255 121,954
LyondellBasell Industries NV,
Class
a
A 137 13,522
Mosaic Co. (The) 171 4,885
PPG Industries, Inc. 125 16,216
Sherwin-Williams Co. (The) 124 45,802
374,682
Commercial Services & Supplies — 0.7%
Cintas Corp. 46 37,036
Copart, Inc.* 464 24,573
Republic Services, Inc., Class
a
A 109 22,695
Rollins, Inc. 149 7,477
Veralto Corp. 117 13,154
Waste Management, Inc. 194 41,136
146,071
Communications Equipment — 0.9%
Arista Networks, Inc.* 135 47,706
Cisco Systems, Inc. 2,149 108,610
F5, Inc.* 31 6,298
Juniper Networks, Inc. 172 6,687
Motorola Solutions, Inc. 89 39,342
208,643
Construction & Engineering — 0.1%
Quanta Services, Inc. 78 21,460
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 33 17,627
Vulcan Materials Co. 70 17,165
34,792
Consumer Finance — 0.6%
American Express Co. 302 78,112
Capital One Financial Corp. 203 29,827
Discover Financial Services 133 18,449
Synchrony Financial 213 10,705
137,093
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 235 209,709
Dollar General Corp. 117 9,707
Dollar Tree, Inc.* 110 9,294
Kroger Co. (The) 355 18,890
Sysco Corp. 264 20,584
Target Corp. 246 37,791
Walgreens Boots Alliance, Inc. 380 3,515
Walmart, Inc. 2,267 175,080
484,570
Containers & Packaging — 0.3%
Amcor plc 767 8,774
Investments
Shares Value
Common Stocks (continued)
Avery Dennison Corp. 43 $ 9,540
Ball Corp. 165 10,529
International Paper Co. 184 8,909
Packaging Corp. of America 47 9,848
Smurfit WestRock plc 276 13,088
60,688
Distributors — 0.1%
Genuine Parts Co. 74 10,601
LKQ Corp. 142 5,906
Pool Corp. 20 7,032
23,539
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 3,806 75,739
Verizon Communications, Inc. 2,234 93,337
169,076
Electric Utilities — 1.8%
Alliant Energy Corp. 136 7,925
American Electric Power Co.,
Inc. 280 28,078
Constellation Energy Corp. 167 32,849
Duke Energy Corp. 410 46,719
Edison International 204 17,754
Entergy Corp. 113 13,638
Evergy, Inc. 122 7,215
Eversource Energy 187 12,628
Exelon Corp. 531 20,226
FirstEnergy Corp. 275 12,078
NextEra Energy, Inc. 1,090 87,756
NRG Energy, Inc. 111 9,436
PG&E Corp. 1,134 22,340
Pinnacle West Capital Corp. 60 5,251
PPL Corp. 392 12,509
Southern Co. (The) 580 50,112
Xcel Energy, Inc. 295 18,063
404,577
Electrical Equipment — 0.8%
AMETEK, Inc. 123 21,039
Eaton Corp. plc 212 65,069
Emerson Electric Co. 304 32,038
GE Vernova, Inc.* 145 29,145
Generac Holdings, Inc.* 32 5,009
Hubbell, Inc., Class
a
B 28 11,198
Rockwell Automation, Inc. 61 16,594
180,092
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 638 43,033
CDW Corp. 71 16,020
Corning, Inc. 409 17,117
Jabil, Inc. 64 6,994
Keysight Technologies, Inc.* 93 14,333
TE Connectivity Ltd. 163 25,037
Teledyne Technologies, Inc.* 25 10,820
Trimble, Inc.* 130 7,370

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Zebra Technologies Corp.,
Class
a
A* 27 $ 9,325
150,049
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 530 18,640
Halliburton Co. 470 14,612
Schlumberger NV 759 33,389
66,641
Entertainment — 1.3%
Electronic Arts, Inc. 129 19,585
Live Nation Entertainment, Inc.* 76 7,423
Netflix, Inc.* 229 160,609
Take-Two Interactive Software,
Inc.* 84 13,583
Walt Disney Co. (The) 968 87,488
Warner Bros Discovery, Inc.* 1,183 9,275
297,963
Financial Services — 4.7%
Berkshire Hathaway, Inc.,
Class
a
B* 961 457,359
Corpay, Inc.* 37 11,675
Fidelity National Information
Services, Inc. 295 24,323
Fiserv, Inc.* 311 54,301
Global Payments, Inc. 135 14,986
Jack Henry & Associates, Inc. 39 6,748
Mastercard, Inc., Class
a
A 436 210,736
PayPal Holdings, Inc.* 555 40,199
Visa, Inc., Class
a
A 835 230,769
1,051,096
Food Products — 0.8%
Archer-Daniels-Midland Co. 262 15,979
Bunge Global SA 75 7,603
Campbell Soup Co. 104 5,171
Conagra Brands, Inc. 254 7,925
General Mills, Inc. 300 21,687
Hershey Co. (The) 78 15,059
Hormel Foods Corp. 154 5,013
J M Smucker Co. (The) 56 6,422
Kellanova 140 11,285
Kraft Heinz Co. (The) 419 14,845
Lamb Weston Holdings, Inc. 77 4,768
McCormick & Co., Inc.
(Non-Voting) 134 10,724
Mondelez International, Inc.,
Class
a
A 712 51,129
Tyson Foods, Inc., Class
a
A 152 9,775
187,385
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 80 10,459
Ground Transportation — 1.2%
CSX Corp. 1,038 35,572
JB Hunt Transport Services,
Inc. 43 7,448
Investments
Shares Value
Common Stocks (continued)
Norfolk Southern Corp. 120 $ 30,739
Old Dominion Freight Line, Inc. 95 18,316
Uber Technologies, Inc.* 1,109 81,101
Union Pacific Corp. 324 82,973
256,149
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 84 10,044
Healthpeak Properties, Inc.,
REIT 374 8,333
Ventas, Inc., REIT 215 13,354
Welltower, Inc., REIT 317 38,255
69,986
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 374 6,620
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class
a
A* 234 27,451
Booking Holdings, Inc. 18 70,366
Caesars Entertainment, Inc.* 115 4,329
Carnival Corp.* 536 8,844
Chipotle Mexican Grill, Inc.,
Class
a
A* 729 40,882
Darden Restaurants, Inc. 63 9,963
Domino's Pizza, Inc. 19 7,870
Expedia Group, Inc.* 67 9,319
Hilton Worldwide Holdings, Inc. 133 29,212
Las Vegas Sands Corp. 194 7,564
Marriott International, Inc.,
Class
a
A 127 29,806
McDonald's Corp. 383 110,557
MGM Resorts International* 133 4,999
Norwegian Cruise Line Holdings
Ltd.* 228 4,079
Royal Caribbean Cruises Ltd.* 126 20,742
Starbucks Corp. 601 56,837
Wynn Resorts Ltd. 50 3,844
Yum! Brands, Inc. 149 20,103
466,767
Household Durables — 0.5%
DR Horton, Inc. 157 29,635
Garmin Ltd. 82 15,030
Lennar Corp., Class
a
A 130 23,668
Mohawk Industries, Inc.* 28 4,344
NVR, Inc.* 2 18,345
PulteGroup, Inc. 112 14,745
105,767
Household Products — 1.4%
Church & Dwight Co., Inc. 130 13,244
Clorox Co. (The) 66 10,448
Colgate-Palmolive Co. 435 46,328
Kimberly-Clark Corp. 179 25,894
Procter & Gamble Co. (The) 1,253 214,940
310,854

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 377 $ 6,458
Vistra Corp. 173 14,779
21,237
Industrial Conglomerates — 0.5%
3M Co. 294 39,599
Honeywell International, Inc. 346 71,937
111,536
Industrial REITs — 0.3%
Prologis, Inc., REIT 491 62,760
Insurance — 2.5%
Aflac, Inc. 274 30,239
Allstate Corp. (The) 140 26,452
American International Group,
Inc. 352 27,122
Aon plc, Class
a
A 115 39,528
Arch Capital Group Ltd.* 198 22,392
Arthur J Gallagher & Co. 116 33,938
Assurant, Inc. 28 5,498
Brown & Brown, Inc. 126 13,246
Chubb Ltd. 216 61,383
Cincinnati Financial Corp. 83 11,373
Everest Group Ltd. 23 9,021
Globe Life, Inc. 45 4,727
Hartford Financial Services
Group, Inc. (The) 157 18,228
Loews Corp. 96 7,866
Marsh & McLennan Cos., Inc. 262 59,608
MetLife, Inc. 317 24,561
Principal Financial Group, Inc. 114 9,282
Progressive Corp. (The) 311 78,434
Prudential Financial, Inc. 191 23,142
Travelers Cos., Inc. (The) 122 27,824
W R Berkley Corp. 161 9,612
Willis Towers Watson plc 54 15,774
559,250
Interactive Media & Services — 7.0%
Alphabet, Inc., Class
a
A 3,118 509,419
Alphabet, Inc., Class
a
C 2,594 428,295
Match Group, Inc.* 141 5,247
Meta Platforms, Inc., Class
a
A 1,163 606,283
1,549,244
IT Services — 1.3%
Accenture plc, Class
a
A 334 114,211
Akamai Technologies, Inc.* 81 8,249
Cognizant Technology Solutions
Corp., Class
a
A 264 20,531
EPAM Systems, Inc.* 31 6,224
Gartner, Inc.* 41 20,170
GoDaddy, Inc., Class
a
A* 75 12,556
International Business
Machines Corp. 488 98,640
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc.* 46 $ 8,459
289,040
Leisure Products — 0.0%(b)
Hasbro, Inc. 69 4,703
Machinery — 1.9%
Caterpillar, Inc. 260 92,586
Cummins, Inc. 73 22,838
Deere & Co. 137 52,846
Dover Corp. 73 13,580
Fortive Corp. 187 13,913
IDEX Corp. 40 8,259
Illinois Tool Works, Inc. 144 36,458
Ingersoll Rand, Inc. 214 19,570
Nordson Corp. 29 7,440
Otis Worldwide Corp. 215 20,358
PACCAR, Inc. 278 26,738
Parker-Hannifin Corp. 68 40,814
Pentair plc 88 7,805
Snap-on, Inc. 28 7,945
Stanley Black & Decker, Inc. 82 8,394
Westinghouse Air Brake
Technologies Corp. 94 15,940
Xylem, Inc. 129 17,741
413,225
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 52 18,072
Comcast Corp., Class
a
A 2,077 82,187
Fox Corp., Class
a
A 123 5,089
Fox Corp., Class
a
B 70 2,690
Interpublic Group of Cos., Inc.
(The) 200 6,522
News Corp., Class
a
A 201 5,694
News Corp., Class
a
B 61 1,795
Omnicom Group, Inc. 104 10,445
Paramount Global, Class
a
B 262 2,743
135,237
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 762 33,741
Newmont Corp. 612 32,675
Nucor Corp. 127 19,292
Steel Dynamics, Inc. 78 9,322
95,030
Multi-Utilities — 0.7%
Ameren Corp. 142 11,716
CenterPoint Energy, Inc. 340 9,282
CMS Energy Corp. 159 10,790
Consolidated Edison, Inc. 184 18,687
Dominion Energy, Inc. 445 24,876
DTE Energy Co. 110 13,752
NiSource, Inc. 238 7,868
Public Service Enterprise
Group, Inc. 264 21,318
Sempra 336 27,613

S&P 500
®
EX-HEALTH CARE ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
WEC Energy Group, Inc. 168 $ 15,629
161,531
Office REITs — 0.0%(b)
BXP, Inc., REIT 77 5,792
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. 191 5,442
Chevron Corp. 910 134,635
ConocoPhillips 621 70,664
Coterra Energy, Inc. 395 9,610
Devon Energy Corp. 335 15,001
Diamondback Energy, Inc. 95 18,535
EOG Resources, Inc. 305 39,290
EQT Corp. 315 10,556
Exxon Mobil Corp. 2,381 280,815
Hess Corp. 147 20,295
Kinder Morgan, Inc. 1,025 22,109
Marathon Oil Corp. 299 8,566
Marathon Petroleum Corp. 187 33,121
Occidental Petroleum Corp. 357 20,342
ONEOK, Inc. 310 28,632
Phillips 66 225 31,570
Targa Resources Corp. 118 17,334
Valero Energy Corp. 174 25,531
Williams Cos., Inc. (The) 647 29,613
821,661
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 348 3,696
Delta Air Lines, Inc. 343 14,574
Southwest Airlines Co. 318 9,196
United Airlines Holdings, Inc.* 175 7,707
35,173
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 124 11,366
Kenvue, Inc. 1,016 22,301
33,667
Professional Services — 0.8%
Automatic Data Processing, Inc. 217 59,873
Broadridge Financial Solutions,
Inc. 63 13,410
Dayforce, Inc.* 84 4,802
Equifax, Inc. 66 20,271
Jacobs Solutions, Inc. 66 9,958
Leidos Holdings, Inc. 72 11,413
Paychex, Inc. 170 22,304
Paycom Software, Inc. 26 4,232
Verisk Analytics, Inc., Class
a
A 76 20,734
166,997
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 160 18,423
CoStar Group, Inc.* 217 16,774
35,197
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 75 $ 16,930
Camden Property Trust, REIT 57 7,136
Equity Residential, REIT 183 13,703
Essex Property Trust, Inc., REIT 34 10,261
Invitation Homes, Inc., REIT 306 11,273
Mid-America Apartment
Communities, Inc., REIT 62 10,067
UDR, Inc., REIT 161 7,166
76,536
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 40 4,600
Kimco Realty Corp., REIT 354 8,234
Realty Income Corp., REIT 462 28,695
Regency Centers Corp., REIT 87 6,324
Simon Property Group, Inc.,
REIT 173 28,952
76,805
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc.* 858 127,464
Analog Devices, Inc. 263 61,763
Applied Materials, Inc. 441 86,992
Broadcom, Inc. 2,312 376,440
Enphase Energy, Inc.* 72 8,715
First Solar, Inc.* 57 12,960
Intel Corp. 2,259 49,788
KLA Corp. 71 58,180
Lam Research Corp. 69 56,650
Microchip Technology, Inc. 287 23,580
Micron Technology, Inc. 588 56,589
Monolithic Power Systems, Inc. 26 24,302
NVIDIA Corp. 13,056 1,558,495
NXP Semiconductors NV 136 34,865
ON Semiconductor Corp.* 228 17,754
Qorvo, Inc.* 51 5,910
QUALCOMM, Inc. 593 103,953
Skyworks Solutions, Inc. 85 9,315
Teradyne, Inc. 83 11,349
Texas Instruments, Inc. 483 103,526
2,788,590
Software — 11.5%
Adobe, Inc.* 238 136,710
ANSYS, Inc.* 46 14,785
Autodesk, Inc.* 114 29,458
Cadence Design Systems, Inc.* 144 38,726
Crowdstrike Holdings, Inc.,
Class
a
A* 122 33,828
Fair Isaac Corp.* 13 22,494
Fortinet, Inc.* 337 25,851
Gen Digital, Inc. 292 7,726
Intuit, Inc. 149 93,909
Microsoft Corp. 3,945 1,645,617
Oracle Corp. 846 119,531
Palo Alto Networks, Inc.* 171 62,025

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
PTC, Inc.* 64 $ 11,462
Roper Technologies, Inc. 57 31,601
Salesforce, Inc. 515 130,244
ServiceNow, Inc.* 109 93,195
Synopsys, Inc.* 81 42,086
Tyler Technologies, Inc.* 23 13,521
2,552,769
Specialized REITs — 1.2%
American Tower Corp., REIT 248 55,567
Crown Castle, Inc., REIT 231 25,877
Digital Realty Trust, Inc., REIT 172 26,077
Equinix, Inc., REIT 50 41,718
Extra Space Storage, Inc., REIT 112 19,824
Iron Mountain, Inc., REIT 156 17,668
Public Storage, REIT 84 28,872
SBA Communications Corp.,
Class
a
A, REIT 57 12,920
VICI Properties, Inc., Class
a
A,
REIT 554 18,548
Weyerhaeuser Co., REIT 387 11,800
258,871
Specialty Retail — 2.1%
AutoZone, Inc.* 9 28,633
Bath & Body Works, Inc. 119 3,661
Best Buy Co., Inc. 102 10,241
CarMax, Inc.* 84 7,102
Home Depot, Inc. (The) 526 193,831
Lowe's Cos., Inc. 304 75,544
O'Reilly Automotive, Inc.* 31 35,029
Ross Stores, Inc. 178 26,809
TJX Cos., Inc. (The) 601 70,479
Tractor Supply Co. 57 15,250
Ulta Beauty, Inc.* 25 8,821
475,400
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. 7,650 1,751,850
Hewlett Packard Enterprise Co. 690 13,365
HP, Inc. 458 16,571
NetApp, Inc. 110 13,279
Seagate Technology Holdings
plc 104 10,353
Super Micro Computer, Inc.* 27 11,818
Western Digital Corp.* 173 11,347
1,828,583
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 14 13,430
Lululemon Athletica, Inc.* 61 15,828
NIKE, Inc., Class
a
B 643 53,575
Ralph Lauren Corp., Class
a
A 21 3,596
Tapestry, Inc. 122 4,998
91,427
Tobacco — 0.7%
Altria Group, Inc. 912 49,038
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 825 $ 101,715
150,753
Trading Companies & Distributors — 0.3%
Fastenal Co. 304 20,757
United Rentals, Inc. 35 25,944
WW Grainger, Inc. 23 22,653
69,354
Water Utilities — 0.1%
American Water Works Co., Inc. 103 14,741
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 274 54,449
Total Common Stocks
(Cost $16,208,922)
22,113,898
Securities Lending Reinvestments (c) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $5,704) 5,704 5,704
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $52,745
(Cost $52,714) $ 52,714
52,714
Total Investments — 99.9%
(Cost $16,267,340) 22,172,316
Other assets less liabilities — 0.1% 17,128
Net Assets — 100.0% $ 22,189,444
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $5,505, collateralized in the form of cash with a value of $5,704 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $5,704.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.* 133 $ 48,541
Boeing Co. (The)* 1,118 194,241
General Dynamics Corp. 438 131,120
General Electric Co. 2,120 370,194
Howmet Aerospace, Inc. 754 72,882
Huntington Ingalls Industries,
Inc. 76 21,491
L3Harris Technologies, Inc. 366 86,621
Lockheed Martin Corp. 413 234,625
Northrop Grumman Corp. 269 140,743
RTX Corp. 2,573 317,354
Textron, Inc. 368 33,562
TransDigm Group, Inc. 106 145,560
1,796,934
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 225 23,290
Expeditors International of
Washington, Inc. 273 33,691
FedEx Corp. 437 130,562
United Parcel Service, Inc.,
Class
a
B 1,412 181,513
369,056
Automobile Components — 0.1%
Aptiv plc* 527 37,696
BorgWarner, Inc. 442 15,059
52,755
Automobiles — 2.1%
Ford Motor Co. 7,594 84,977
General Motors Co. 2,211 110,063
Tesla, Inc.* 5,372 1,150,199
1,345,239
Banks — 4.9%
Bank of America Corp. 13,174 536,840
Citigroup, Inc. 3,694 231,392
Citizens Financial Group, Inc. 883 38,013
Fifth Third Bancorp 1,328 56,692
Huntington Bancshares, Inc. 2,810 42,066
JPMorgan Chase & Co. 5,558 1,249,438
KeyCorp 1,828 31,186
M&T Bank Corp. 324 55,764
PNC Financial Services Group,
Inc. (The) 772 142,889
Regions Financial Corp. 1,775 41,570
Truist Financial Corp. 2,591 115,196
US Bancorp 3,024 142,824
Wells Fargo & Co. 6,750 394,673
3,078,543
Beverages — 2.0%
Brown-Forman Corp., Class
a
B 349 15,911
Coca-Cola Co. (The) 7,507 544,032
Constellation Brands, Inc.,
Class
a
A 309 74,379
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 2,022 $ 74,026
Molson Coors Beverage Co.,
Class
a
B 354 19,105
Monster Beverage Corp.* 1,374 64,757
PepsiCo, Inc. 2,659 459,688
1,251,898
Biotechnology — 2.9%
AbbVie, Inc. 3,418 670,988
Amgen, Inc. 1,040 347,183
Biogen, Inc.* 281 57,538
Gilead Sciences, Inc. 2,412 190,548
Incyte Corp.* 309 20,289
Moderna, Inc.* 646 50,000
Regeneron Pharmaceuticals,
Inc.* 201 238,123
Vertex Pharmaceuticals, Inc.* 498 246,953
1,821,622
Broadline Retail — 5.1%
Amazon.com, Inc.* 17,727 3,164,269
eBay, Inc. 981 57,977
Etsy, Inc.* 228 12,561
3,234,807
Building Products — 0.8%
A O Smith Corp. 233 19,507
Allegion plc 167 23,186
Builders FirstSource, Inc.* 234 40,716
Carrier Global Corp. 1,625 118,267
Johnson Controls International
plc 1,303 94,924
Masco Corp. 428 34,052
Trane Technologies plc 436 157,684
488,336
Capital Markets — 4.4%
Ameriprise Financial, Inc. 189 84,944
Bank of New York Mellon Corp.
(The) 1,448 98,783
BlackRock, Inc. 271 244,391
Blackstone, Inc. 1,381 196,599
Cboe Global Markets, Inc. 200 41,080
Charles Schwab Corp. (The) 2,892 188,269
CME Group, Inc. 698 150,587
FactSet Research Systems, Inc. 73 30,867
Franklin Resources, Inc. 581 11,759
Goldman Sachs Group, Inc.
(The) 625 318,906
Intercontinental Exchange, Inc. 1,112 179,644
Invesco Ltd. 874 14,937
KKR & Co., Inc. 1,288 159,416
MarketAxess Holdings, Inc. 73 17,694
Moody's Corp. 302 147,298
Morgan Stanley 2,422 250,943
MSCI, Inc., Class
a
A 152 88,250
Nasdaq, Inc. 797 57,448
Northern Trust Corp. 400 36,484
Raymond James Financial, Inc. 360 43,045
S&P Global, Inc. 620 318,209

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 584 $ 50,866
T. Rowe Price Group, Inc. 431 45,703
2,776,122
Chemicals — 2.2%
Air Products and Chemicals,
Inc. 429 119,627
Albemarle Corp.(a) 226 20,396
Celanese Corp., Class
a
A 191 24,945
CF Industries Holdings, Inc. 356 29,580
Corteva, Inc. 1,352 77,470
Dow, Inc. 1,363 73,029
DuPont de Nemours, Inc. 809 68,158
Eastman Chemical Co. 226 23,136
Ecolab, Inc. 491 124,311
FMC Corp. 242 15,628
International Flavors &
Fragrances, Inc. 496 51,579
Linde plc 931 445,251
LyondellBasell Industries NV,
Class
a
A 500 49,350
Mosaic Co. (The) 626 17,885
PPG Industries, Inc. 453 58,768
Sherwin-Williams Co. (The) 449 165,847
1,364,960
Commercial Services & Supplies — 0.8%
Cintas Corp. 165 132,845
Copart, Inc.* 1,696 89,820
Republic Services, Inc., Class
a
A 397 82,659
Rollins, Inc. 547 27,449
Veralto Corp. 424 47,670
Waste Management, Inc. 707 149,912
530,355
Construction & Engineering — 0.1%
Quanta Services, Inc. 283 77,862
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 116 61,963
Vulcan Materials Co. 257 63,019
124,982
Consumer Finance — 0.8%
American Express Co. 1,098 283,998
Capital One Financial Corp. 738 108,434
Discover Financial Services 485 67,274
Synchrony Financial 780 39,203
498,909
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp. 859 766,554
Dollar General Corp. 425 35,262
Dollar Tree, Inc.* 403 34,049
Kroger Co. (The) 1,298 69,067
Sysco Corp. 966 75,319
Target Corp. 898 137,951
Walgreens Boots Alliance, Inc. 1,392 12,876
Investments
Shares Value
Common Stocks (continued)
Walmart, Inc. 8,268 $ 638,538
1,769,616
Containers & Packaging — 0.3%
Amcor plc 2,800 32,032
Avery Dennison Corp. 155 34,387
Ball Corp. 601 38,350
International Paper Co. 672 32,538
Packaging Corp. of America 170 35,622
Smurfit WestRock plc 1,008 47,799
220,728
Distributors — 0.1%
Genuine Parts Co. 270 38,680
LKQ Corp. 517 21,502
Pool Corp. 74 26,020
86,202
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 13,883 276,272
Verizon Communications, Inc. 8,151 340,549
616,821
Electric Utilities — 2.3%
Alliant Energy Corp. 498 29,019
American Electric Power Co.,
Inc. 1,019 102,185
Constellation Energy Corp. 610 119,987
Duke Energy Corp. 1,493 170,127
Edison International 744 64,750
Entergy Corp. 413 49,845
Evergy, Inc. 446 26,377
Eversource Energy 685 46,258
Exelon Corp. 1,938 73,818
FirstEnergy Corp. 1,006 44,184
NextEra Energy, Inc. 3,979 320,349
NRG Energy, Inc. 407 34,599
PG&E Corp. 4,138 81,519
Pinnacle West Capital Corp. 219 19,167
PPL Corp. 1,430 45,631
Southern Co. (The) 2,118 182,995
Xcel Energy, Inc. 1,076 65,884
1,476,694
Electrical Equipment — 1.0%
AMETEK, Inc. 446 76,288
Eaton Corp. plc 775 237,871
Emerson Electric Co. 1,109 116,877
GE Vernova, Inc.* 527 105,927
Generac Holdings, Inc.* 114 17,844
Hubbell, Inc., Class
a
B 102 40,792
Rockwell Automation, Inc. 220 59,847
655,446
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 1,934 68,019
Halliburton Co. 1,715 53,319
Schlumberger NV 2,769 121,808
243,146

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Entertainment — 1.7%
Electronic Arts, Inc. 471 $ 71,507
Live Nation Entertainment, Inc.* 276 26,957
Netflix, Inc.* 836 586,329
Take-Two Interactive Software,
Inc.* 305 49,321
Walt Disney Co. (The) 3,531 319,132
Warner Bros Discovery, Inc.* 4,320 33,869
1,087,115
Financial Services — 6.0%
Berkshire Hathaway, Inc.,
Class
a
B* 3,503 1,667,148
Corpay, Inc.* 132 41,653
Fidelity National Information
Services, Inc. 1,077 88,799
Fiserv, Inc.* 1,133 197,822
Global Payments, Inc. 495 54,950
Jack Henry & Associates, Inc. 137 23,705
Mastercard, Inc., Class
a
A 1,586 766,577
PayPal Holdings, Inc.* 2,028 146,888
Visa, Inc., Class
a
A 3,042 840,717
3,828,259
Food Products — 1.1%
Archer-Daniels-Midland Co. 956 58,306
Bunge Global SA 274 27,778
Campbell Soup Co. 382 18,993
Conagra Brands, Inc. 929 28,985
General Mills, Inc. 1,092 78,941
Hershey Co. (The) 285 55,022
Hormel Foods Corp. 564 18,358
J M Smucker Co. (The) 201 23,051
Kellanova 511 41,192
Kraft Heinz Co. (The) 1,532 54,279
Lamb Weston Holdings, Inc. 282 17,461
McCormick & Co., Inc.
(Non-Voting) 490 39,215
Mondelez International, Inc.,
Class
a
A 2,600 186,706
Tyson Foods, Inc., Class
a
A 556 35,756
684,043
Gas Utilities — 0.1%
Atmos Energy Corp. 291 38,045
Ground Transportation — 1.5%
CSX Corp. 3,785 129,712
JB Hunt Transport Services,
Inc. 157 27,192
Norfolk Southern Corp. 436 111,686
Old Dominion Freight Line, Inc. 345 66,516
Uber Technologies, Inc.* 4,046 295,884
Union Pacific Corp. 1,183 302,955
933,945
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories 3,366 381,267
Align Technology, Inc.* 132 31,313
Investments
Shares Value
Common Stocks (continued)
Baxter International, Inc. 991 $ 37,599
Becton Dickinson & Co. 559 135,507
Boston Scientific Corp.* 2,847 232,856
Cooper Cos., Inc. (The)* 383 40,495
Dexcom, Inc.* 772 53,530
Edwards Lifesciences Corp.* 1,165 81,503
GE HealthCare Technologies,
Inc. 825 69,976
Hologic, Inc.* 452 36,720
IDEXX Laboratories, Inc.* 158 76,050
Insulet Corp.* 132 26,766
Intuitive Surgical, Inc.* 688 338,929
Medtronic plc 2,569 227,562
ResMed, Inc. 284 69,586
Solventum Corp.* 271 17,374
STERIS plc 188 45,327
Stryker Corp. 656 236,436
Teleflex, Inc. 90 22,065
Zimmer Biomet Holdings, Inc. 399 46,069
2,206,930
Health Care Providers & Services — 3.8%
Cardinal Health, Inc. 474 53,429
Cencora, Inc. 322 77,142
Centene Corp.* 1,035 81,589
Cigna Group (The) 550 198,996
CVS Health Corp. 2,431 139,150
DaVita, Inc.* 98 14,790
Elevance Health, Inc. 447 248,930
HCA Healthcare, Inc. 373 147,555
Henry Schein, Inc.* 248 17,496
Humana, Inc. 232 82,237
Labcorp Holdings, Inc. 162 37,242
McKesson Corp. 253 141,953
Molina Healthcare, Inc.* 111 38,827
Quest Diagnostics, Inc. 214 33,592
UnitedHealth Group, Inc. 1,780 1,050,556
Universal Health Services, Inc.,
Class
a
B 113 26,891
2,390,375
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 303 36,230
Healthpeak Properties, Inc.,
REIT 1,364 30,390
Ventas, Inc., REIT 785 48,756
Welltower, Inc., REIT 1,156 139,506
254,882
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 1,367 24,196
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class
a
A* 855 100,300
Booking Holdings, Inc. 62 242,372
Caesars Entertainment, Inc.* 421 15,847
Carnival Corp.* 1,961 32,357

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Chipotle Mexican Grill, Inc.,
Class
a
A* 2,659 $ 149,117
Darden Restaurants, Inc. 229 36,216
Domino's Pizza, Inc. 64 26,509
Expedia Group, Inc.* 243 33,799
Hilton Worldwide Holdings, Inc. 484 106,306
Las Vegas Sands Corp. 710 27,683
Marriott International, Inc.,
Class
a
A 465 109,131
McDonald's Corp. 1,396 402,969
MGM Resorts International* 488 18,344
Norwegian Cruise Line Holdings
Ltd.* 836 14,956
Royal Caribbean Cruises Ltd.* 455 74,902
Starbucks Corp. 2,194 207,487
Wynn Resorts Ltd. 181 13,915
Yum! Brands, Inc. 545 73,531
1,685,741
Household Durables — 0.6%
DR Horton, Inc. 572 107,971
Garmin Ltd. 296 54,254
Lennar Corp., Class
a
A 474 86,296
Mohawk Industries, Inc.* 101 15,669
NVR, Inc.* 6 55,035
PulteGroup, Inc. 407 53,581
372,806
Household Products — 1.8%
Church & Dwight Co., Inc. 476 48,495
Clorox Co. (The) 238 37,678
Colgate-Palmolive Co. 1,586 168,909
Kimberly-Clark Corp. 652 94,318
Procter & Gamble Co. (The) 4,567 783,423
1,132,823
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,377 23,588
Vistra Corp. 634 54,163
77,751
Industrial Conglomerates — 0.6%
3M Co. 1,071 144,253
Honeywell International, Inc. 1,262 262,382
406,635
Industrial REITs — 0.4%
Prologis, Inc., REIT 1,790 228,798
Insurance — 3.2%
Aflac, Inc. 1,001 110,470
Allstate Corp. (The) 509 96,171
American International Group,
Inc. 1,284 98,932
Aon plc, Class
a
A 420 144,362
Arch Capital Group Ltd.* 724 81,877
Arthur J Gallagher & Co. 422 123,465
Assurant, Inc. 99 19,439
Brown & Brown, Inc. 457 48,044
Investments
Shares Value
Common Stocks (continued)
Chubb Ltd. 787 $ 223,650
Cincinnati Financial Corp. 301 41,246
Everest Group Ltd. 83 32,556
Globe Life, Inc. 161 16,913
Hartford Financial Services
Group, Inc. (The) 573 66,525
Loews Corp. 354 29,007
Marsh & McLennan Cos., Inc. 953 216,817
MetLife, Inc. 1,155 89,489
Principal Financial Group, Inc. 420 34,196
Progressive Corp. (The) 1,134 285,995
Prudential Financial, Inc. 697 84,449
Travelers Cos., Inc. (The) 441 100,579
W R Berkley Corp. 587 35,044
Willis Towers Watson plc 194 56,669
2,035,895
Interactive Media & Services — 8.9%
Alphabet, Inc., Class
a
A 11,368 1,857,304
Alphabet, Inc., Class
a
C 9,458 1,561,610
Match Group, Inc.* 515 19,163
Meta Platforms, Inc., Class
a
A 4,242 2,211,397
5,649,474
Leisure Products — 0.0%(b)
Hasbro, Inc. 257 17,517
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. 566 80,893
Bio-Rad Laboratories, Inc.,
Class
a
A* 37 12,481
Bio-Techne Corp. 306 22,641
Charles River Laboratories
International, Inc.* 98 19,379
Danaher Corp. 1,276 343,639
IQVIA Holdings, Inc.* 352 88,546
Mettler-Toledo International,
Inc.* 39 56,124
Revvity, Inc. 237 29,042
Thermo Fisher Scientific, Inc. 738 453,922
Waters Corp.* 112 38,791
West Pharmaceutical Services,
Inc. 137 42,967
1,188,425
Machinery — 2.4%
Caterpillar, Inc. 946 336,871
Cummins, Inc. 265 82,905
Deere & Co. 500 192,870
Dover Corp. 266 49,484
Fortive Corp. 684 50,890
IDEX Corp. 146 30,146
Illinois Tool Works, Inc. 523 132,413
Ingersoll Rand, Inc. 782 71,514
Nordson Corp. 103 26,426
Otis Worldwide Corp. 784 74,237
PACCAR, Inc. 1,014 97,526
Parker-Hannifin Corp. 250 150,050
Pentair plc 324 28,736
Snap-on, Inc. 100 28,374

S&P 500
®
EX-TECHNOLOGY ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Stanley Black & Decker, Inc. 296 $ 30,298
Westinghouse Air Brake
Technologies Corp. 341 57,823
Xylem, Inc. 470 64,639
1,505,202
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 186 64,642
Comcast Corp., Class
a
A 7,580 299,941
Fox Corp., Class
a
A 448 18,534
Fox Corp., Class
a
B 259 9,953
Interpublic Group of Cos., Inc.
(The) 733 23,903
News Corp., Class
a
A 736 20,851
News Corp., Class
a
B 223 6,563
Omnicom Group, Inc. 377 37,862
Paramount Global, Class
a
B 959 10,041
492,290
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 2,782 123,187
Newmont Corp. 2,233 119,220
Nucor Corp. 465 70,638
Steel Dynamics, Inc. 285 34,060
347,105
Multi-Utilities — 0.9%
Ameren Corp. 517 42,658
CenterPoint Energy, Inc. 1,240 33,852
CMS Energy Corp. 579 39,291
Consolidated Edison, Inc. 669 67,944
Dominion Energy, Inc. 1,625 90,838
DTE Energy Co. 401 50,133
NiSource, Inc. 871 28,795
Public Service Enterprise
Group, Inc. 967 78,085
Sempra 1,224 100,588
WEC Energy Group, Inc. 614 57,120
589,304
Office REITs — 0.0%(b)
BXP, Inc., REIT 282 21,212
Oil, Gas & Consumable Fuels — 4.7%
APA Corp. 701 19,972
Chevron Corp. 3,319 491,046
ConocoPhillips 2,265 257,734
Coterra Energy, Inc. 1,442 35,084
Devon Energy Corp. 1,225 54,856
Diamondback Energy, Inc. 345 67,313
EOG Resources, Inc. 1,114 143,505
EQT Corp. 1,152 38,604
Exxon Mobil Corp. 8,682 1,023,955
Hess Corp. 536 74,000
Kinder Morgan, Inc. 3,741 80,693
Marathon Oil Corp. 1,094 31,343
Marathon Petroleum Corp. 684 121,150
Occidental Petroleum Corp. 1,299 74,017
ONEOK, Inc. 1,130 104,367
Investments
Shares Value
Common Stocks (continued)
Phillips 66 823 $ 115,475
Targa Resources Corp. 428 62,873
Valero Energy Corp. 634 93,027
Williams Cos., Inc. (The) 2,362 108,109
2,997,123
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 1,274 13,530
Delta Air Lines, Inc. 1,254 53,282
Southwest Airlines Co. 1,160 33,547
United Airlines Holdings, Inc.* 639 28,142
128,501
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 450 41,247
Kenvue, Inc. 3,708 81,391
122,638
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co. 3,925 196,054
Catalent, Inc.* 353 21,519
Eli Lilly & Co. 1,546 1,484,191
Johnson & Johnson 4,660 772,908
Merck & Co., Inc. 4,902 580,642
Pfizer, Inc. 10,973 318,327
Viatris, Inc. 2,307 27,868
Zoetis, Inc., Class
a
A 882 161,838
3,563,347
Professional Services — 1.0%
Automatic Data Processing, Inc. 793 218,797
Broadridge Financial Solutions,
Inc. 227 48,319
Dayforce, Inc.*(a) 307 17,551
Equifax, Inc. 237 72,790
Jacobs Solutions, Inc. 240 36,211
Leidos Holdings, Inc. 262 41,530
Paychex, Inc. 622 81,606
Paycom Software, Inc. 92 14,976
Verisk Analytics, Inc., Class
a
A 276 75,298
607,078
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 584 67,242
CoStar Group, Inc.* 791 61,144
128,386
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 275 62,076
Camden Property Trust, REIT 202 25,290
Equity Residential, REIT 667 49,945
Essex Property Trust, Inc., REIT 121 36,517
Invitation Homes, Inc., REIT 1,119 41,224
Mid-America Apartment
Communities, Inc., REIT 225 36,533
UDR, Inc., REIT 587 26,127
277,712

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 144 $ 16,560
Kimco Realty Corp., REIT 1,294 30,099
Realty Income Corp., REIT 1,689 104,904
Regency Centers Corp., REIT 319 23,188
Simon Property Group, Inc.,
REIT 632 105,765
280,516
Specialized REITs — 1.5%
American Tower Corp., REIT 906 202,998
Crown Castle, Inc., REIT 843 94,433
Digital Realty Trust, Inc., REIT 628 95,211
Equinix, Inc., REIT 181 151,019
Extra Space Storage, Inc., REIT 410 72,570
Iron Mountain, Inc., REIT 569 64,445
Public Storage, REIT 304 104,491
SBA Communications Corp.,
Class
a
A, REIT 204 46,239
VICI Properties, Inc., Class
a
A,
REIT 2,022 67,696
Weyerhaeuser Co., REIT 1,414 43,113
942,215
Specialty Retail — 2.7%
AutoZone, Inc.* 32 101,807
Bath & Body Works, Inc. 435 13,381
Best Buy Co., Inc. 373 37,449
CarMax, Inc.* 306 25,872
Home Depot, Inc. (The) 1,919 707,152
Lowe's Cos., Inc. 1,110 275,835
O'Reilly Automotive, Inc.* 111 125,427
Ross Stores, Inc. 649 97,746
TJX Cos., Inc. (The) 2,194 257,290
Tractor Supply Co. 204 54,580
Ulta Beauty, Inc.* 91 32,109
1,728,648
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 47 45,087
Lululemon Athletica, Inc.* 221 57,343
NIKE, Inc., Class
a
B 2,345 195,385
Ralph Lauren Corp., Class
a
A 75 12,844
Tapestry, Inc. 446 18,273
328,932
Tobacco — 0.9%
Altria Group, Inc. 3,327 178,893
Philip Morris International, Inc. 3,008 370,856
549,749
Trading Companies & Distributors — 0.4%
Fastenal Co. 1,110 75,791
United Rentals, Inc. 125 92,658
WW Grainger, Inc. 84 82,733
251,182
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 375 $ 53,670
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 999 198,521
Total Common Stocks
(Cost $53,201,708)
63,238,019
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $38,857) 38,857 38,857
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $126,536
(Cost $126,462) $ 126,462
126,462
Total Investments — 100.0%
(Cost $53,367,027) 63,403,338
Liabilities in excess of other assets — 0.0%(b) (7,043)
Net Assets — 100.0% $ 63,396,295
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $37,514, collateralized in the form of cash with a value of $38,857 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $38,857.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks — 94.5%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 350 $ 127,740
Boeing Co. (The)* 2,762 479,870
General Dynamics Corp. 1,087 325,404
General Electric Co. 5,223 912,040
Howmet Aerospace, Inc. 1,846 178,434
Huntington Ingalls Industries,
Inc. 178 50,333
L3Harris Technologies, Inc. 918 217,263
Lockheed Martin Corp. 1,024 581,735
Northrop Grumman Corp. 659 344,795
RTX Corp. 6,337 781,606
Textron, Inc. 919 83,813
TransDigm Group, Inc. 258 354,288
4,437,321
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 559 57,862
Expeditors International of
Washington, Inc. 667 82,315
FedEx Corp. 1,082 323,269
United Parcel Service, Inc.,
Class
a
B 3,477 446,968
910,414
Automobile Components — 0.1%
Aptiv plc* 1,287 92,059
BorgWarner, Inc. 1,087 37,034
129,093
Automobiles — 1.4%
Ford Motor Co. 18,710 209,365
General Motors Co. 5,453 271,451
Tesla, Inc.* 13,230 2,832,675
3,313,491
Banks — 3.2%
Bank of America Corp. 32,453 1,322,460
Citigroup, Inc. 9,096 569,773
Citizens Financial Group, Inc. 2,175 93,634
Fifth Third Bancorp 3,266 139,426
Huntington Bancshares, Inc. 6,906 103,383
JPMorgan Chase & Co. 13,698 3,079,310
KeyCorp 4,500 76,770
M&T Bank Corp. 788 135,623
PNC Financial Services Group,
Inc. (The) 1,888 349,450
Regions Financial Corp. 4,379 102,556
Truist Financial Corp. 6,374 283,388
US Bancorp 7,439 351,344
Wells Fargo & Co. 16,624 972,005
7,579,122
Beverages — 1.3%
Brown-Forman Corp.,
Class
a
B (a) 868 39,572
Coca-Cola Co. (The) 18,507 1,341,202
Constellation Brands, Inc.,
Class
a
A 762 183,421
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 4,988 $ 182,611
Molson Coors Beverage Co.,
Class
a
B 877 47,332
Monster Beverage Corp.* 3,385 159,535
PepsiCo, Inc. 6,571 1,135,994
3,089,667
Biotechnology — 1.9%
AbbVie, Inc. 8,433 1,655,482
Amgen, Inc. 2,576 859,946
Biogen, Inc.* 688 140,875
Gilead Sciences, Inc. 5,940 469,260
Incyte Corp.* 746 48,982
Moderna, Inc.* 1,594 123,376
Regeneron Pharmaceuticals,
Inc.* 509 603,007
Vertex Pharmaceuticals, Inc.* 1,227 608,457
4,509,385
Broadline Retail — 3.3%
Amazon.com, Inc.* 43,689 7,798,486
eBay, Inc. 2,405 142,136
Etsy, Inc.* 556 30,630
7,971,252
Building Products — 0.5%
A O Smith Corp. 571 47,804
Allegion plc 426 59,146
Builders FirstSource , Inc.* 580 100,920
Carrier Global Corp. 3,995 290,756
Johnson Controls International
plc 3,224 234,869
Masco Corp. 1,054 83,856
Trane Technologies plc 1,082 391,316
1,208,667
Capital Markets — 2.9%
Ameriprise Financial, Inc. 478 214,832
Bank of New York Mellon Corp.
(The) 3,557 242,659
BlackRock, Inc. 660 595,195
Blackstone, Inc. 3,412 485,732
Cboe Global Markets, Inc. 506 103,932
Charles Schwab Corp. (The) 7,133 464,358
CME Group, Inc. 1,714 369,778
FactSet Research Systems, Inc. 173 73,151
Franklin Resources, Inc. 1,442 29,186
Goldman Sachs Group, Inc.
(The) 1,566 799,052
Intercontinental Exchange, Inc. 2,745 443,455
Invesco Ltd. 2,150 36,744
KKR & Co., Inc. 3,185 394,207
MarketAxess Holdings, Inc. 172 41,691
Moody's Corp. 745 363,366
Morgan Stanley 5,977 619,277
MSCI, Inc., Class
a
A 390 226,430
Nasdaq, Inc. 1,964 141,565
Northern Trust Corp. 980 89,386
Raymond James Financial, Inc. 902 107,852
S&P Global, Inc. 1,533 786,797

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 1,446 $ 125,947
T. Rowe Price Group, Inc. 1,064 112,827
6,867,419
Chemicals — 1.4%
Air Products and Chemicals,
Inc. 1,062 296,139
Albemarle Corp. 557 50,269
Celanese Corp., Class
a
A 485 63,341
CF Industries Holdings, Inc. 879 73,036
Corteva, Inc. 3,328 190,694
Dow, Inc. 3,355 179,761
DuPont de Nemours, Inc. 2,009 169,258
Eastman Chemical Co. 560 57,327
Ecolab, Inc. 1,210 306,348
FMC Corp. 595 38,425
International Flavors &
Fragrances, Inc. 1,214 126,244
Linde plc 2,292 1,096,149
LyondellBasell Industries NV,
Class
a
A 1,223 120,710
Mosaic Co. (The) 1,536 43,884
PPG Industries, Inc. 1,125 145,946
Sherwin-Williams Co. (The) 1,113 411,109
3,368,640
Commercial Services & Supplies — 0.5%
Cintas Corp. 420 338,150
Copart, Inc.* 4,160 220,314
Republic Services, Inc., Class
a
A 984 204,879
Rollins, Inc. 1,328 66,639
Veralto Corp. 1,049 117,939
Waste Management, Inc. 1,739 368,737
1,316,658
Communications Equipment — 0.8%
Arista Networks, Inc.* 1,207 426,530
Cisco Systems, Inc. 19,318 976,332
F5, Inc.* 270 54,850
Juniper Networks, Inc. 1,555 60,458
Motorola Solutions, Inc. 788 348,328
1,866,498
Construction & Engineering — 0.1%
Quanta Services, Inc. 693 190,665
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 308 164,522
Vulcan Materials Co. 625 153,256
317,778
Consumer Finance — 0.5%
American Express Co. 2,718 703,011
Capital One Financial Corp. 1,816 266,825
Discover Financial Services 1,192 165,342
Synchrony Financial 1,901 95,544
1,230,722
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 2,126 $ 1,897,200
Dollar General Corp. 1,052 87,284
Dollar Tree, Inc.* 992 83,814
Kroger Co. (The) 3,203 170,432
Sysco Corp. 2,370 184,789
Target Corp. 2,207 339,039
Walgreens Boots Alliance, Inc. 3,415 31,589
Walmart, Inc. 20,379 1,573,870
4,368,017
Containers & Packaging — 0.2%
Amcor plc 6,888 78,799
Avery Dennison Corp. 395 87,631
Ball Corp. 1,491 95,141
International Paper Co. 1,654 80,086
Packaging Corp. of America 435 91,150
Smurfit WestRock plc 2,464 116,843
549,650
Distributors — 0.1%
Genuine Parts Co. 660 94,551
LKQ Corp. 1,266 52,653
Pool Corp. 174 61,182
208,386
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 34,209 680,759
Verizon Communications, Inc. 20,073 838,650
1,519,409
Electric Utilities — 1.5%
Alliant Energy Corp. 1,218 70,973
American Electric Power Co.,
Inc. 2,506 251,302
Constellation Energy Corp. 1,511 297,214
Duke Energy Corp. 3,695 421,045
Edison International 1,828 159,091
Entergy Corp. 1,024 123,587
Evergy , Inc. 1,099 64,995
Eversource Energy 1,682 113,585
Exelon Corp. 4,760 181,308
FirstEnergy Corp. 2,458 107,955
NextEra Energy, Inc. 9,793 788,434
NRG Energy, Inc. 996 84,670
PG&E Corp. 10,197 200,881
Pinnacle West Capital Corp. 542 47,436
PPL Corp. 3,511 112,036
Southern Co. (The) 5,212 450,317
Xcel Energy, Inc. 2,656 162,627
3,637,456
Electrical Equipment — 0.7%
AMETEK, Inc. 1,105 189,010
Eaton Corp. plc 1,897 582,246
Emerson Electric Co. 2,739 288,663
GE Vernova , Inc.* 1,298 260,898
Generac Holdings, Inc.* 305 47,742

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 247 $ 98,780
Rockwell Automation, Inc. 545 148,257
1,615,596
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 5,725 386,151
CDW Corp. 635 143,281
Corning, Inc. 3,669 153,548
Jabil, Inc. 574 62,727
Keysight Technologies, Inc.* 821 126,533
TE Connectivity Ltd. 1,472 226,099
Teledyne Technologies, Inc.* 214 92,619
Trimble, Inc.* 1,163 65,930
Zebra Technologies Corp.,
Class
a
A * 236 81,510
1,338,398
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 4,750 167,057
Halliburton Co. 4,206 130,765
Schlumberger NV 6,813 299,704
597,526
Entertainment — 1.1%
Electronic Arts, Inc. 1,162 176,415
Live Nation Entertainment, Inc.* 675 65,927
Netflix, Inc.* 2,067 1,449,690
Take-Two Interactive Software,
Inc.* 751 121,444
Walt Disney Co. (The) 8,683 784,770
Warner Bros Discovery, Inc.* 10,652 83,512
2,681,758
Financial Services — 3.9%
Berkshire Hathaway, Inc.,
Class
a
B * 8,634 4,109,093
Corpay , Inc.* 347 109,496
Fidelity National Information
Services, Inc. 2,660 219,317
Fiserv, Inc.* 2,798 488,531
Global Payments, Inc. 1,214 134,766
Jack Henry & Associates, Inc. 359 62,118
Mastercard, Inc., Class
a
A 3,924 1,896,626
PayPal Holdings, Inc.* 4,995 361,788
Visa, Inc., Class
a
A 7,509 2,075,262
9,456,997
Food Products — 0.7%
Archer-Daniels-Midland Co. 2,355 143,632
Bunge Global SA 670 67,925
Campbell Soup Co. 950 47,234
Conagra Brands, Inc. 2,277 71,042
General Mills, Inc. 2,694 194,749
Hershey Co. (The) 699 134,949
Hormel Foods Corp. 1,369 44,561
J M Smucker Co. (The) 509 58,372
Kellanova 1,251 100,843
Kraft Heinz Co. (The) 3,772 133,642
Lamb Weston Holdings, Inc. 679 42,044
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 1,196 $ 95,716
Mondelez International, Inc.,
Class
a
A 6,393 459,081
Tyson Foods, Inc., Class
a
A 1,348 86,690
1,680,480
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 715 93,479
Ground Transportation — 1.0%
CSX Corp. 9,326 319,602
JB Hunt Transport Services,
Inc. 398 68,934
Norfolk Southern Corp. 1,080 276,653
Old Dominion Freight Line, Inc. 864 166,579
Uber Technologies, Inc.* 9,978 729,691
Union Pacific Corp. 2,903 743,429
2,304,888
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories 8,313 941,614
Align Technology, Inc.* 346 82,078
Baxter International, Inc. 2,422 91,891
Becton Dickinson & Co. 1,364 330,647
Boston Scientific Corp.* 7,003 572,775
Cooper Cos., Inc. (The)* 955 100,972
Dexcom, Inc.* 1,885 130,706
Edwards Lifesciences Corp.* 2,873 200,995
GE HealthCare Technologies,
Inc. 2,038 172,863
Hologic, Inc.* 1,115 90,583
IDEXX Laboratories, Inc.* 403 193,976
Insulet Corp.* 346 70,158
Intuitive Surgical, Inc.* 1,691 833,037
Medtronic plc 6,331 560,800
ResMed, Inc. 695 170,289
Solventum Corp.* 651 41,736
STERIS plc 476 114,764
Stryker Corp. 1,622 584,601
Teleflex, Inc. 214 52,466
Zimmer Biomet Holdings, Inc. 985 113,728
5,450,679
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. 1,162 130,981
Cencora , Inc. 782 187,344
Centene Corp.* 2,547 200,780
Cigna Group (The) 1,343 485,911
CVS Health Corp. 6,001 343,497
DaVita, Inc.* 238 35,919
Elevance Health, Inc. 1,111 618,705
HCA Healthcare, Inc. 937 370,668
Henry Schein, Inc.* 609 42,965
Humana, Inc. 573 203,111
Labcorp Holdings, Inc. 411 94,485
McKesson Corp. 617 346,186
Molina Healthcare, Inc.* 270 94,443
Quest Diagnostics, Inc. 533 83,665
UnitedHealth Group, Inc. 4,398 2,595,699

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 299 $ 71,153
5,905,512
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 747 89,319
Healthpeak Properties, Inc.,
REIT 3,355 74,750
Ventas, Inc., REIT 1,920 119,251
Welltower, Inc., REIT 2,852 344,179
627,499
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 3,366 59,578
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class
a
A * 2,116 248,228
Booking Holdings, Inc. 153 598,112
Caesars Entertainment, Inc.* 1,036 38,995
Carnival Corp.* 4,833 79,745
Chipotle Mexican Grill, Inc.,
Class
a
A * 6,565 368,165
Darden Restaurants, Inc. 566 89,513
Domino's Pizza, Inc. 158 65,445
Expedia Group, Inc.* 604 84,010
Hilton Worldwide Holdings, Inc. 1,190 261,372
Las Vegas Sands Corp. 1,741 67,882
Marriott International, Inc.,
Class
a
A 1,147 269,189
McDonald's Corp. 3,438 992,413
MGM Resorts International* 1,192 44,807
Norwegian Cruise Line Holdings
Ltd.* 2,060 36,853
Royal Caribbean Cruises Ltd.* 1,133 186,515
Starbucks Corp. 5,418 512,380
Wynn Resorts Ltd. 453 34,827
Yum! Brands, Inc. 1,333 179,848
4,158,299
Household Durables — 0.4%
DR Horton, Inc. 1,406 265,397
Garmin Ltd. 728 133,435
Lennar Corp., Class
a
A 1,170 213,010
Mohawk Industries, Inc.* 244 37,854
NVR, Inc.* 14 128,414
PulteGroup, Inc. 1,010 132,967
911,077
Household Products — 1.2%
Church & Dwight Co., Inc. 1,167 118,894
Clorox Co. (The) 592 93,720
Colgate-Palmolive Co. 3,919 417,373
Kimberly-Clark Corp. 1,611 233,047
Procter & Gamble Co. (The) 11,267 1,932,741
2,795,775
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 3,392 58,105
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 1,563 $ 133,527
191,632
Industrial Conglomerates — 0.4%
3M Co. 2,649 356,794
Honeywell International, Inc. 3,100 644,521
1,001,315
Industrial REITs — 0.2%
Prologis, Inc., REIT 4,420 564,964
Insurance — 2.1%
Aflac, Inc. 2,457 271,155
Allstate Corp. (The) 1,255 237,120
American International Group,
Inc. 3,176 244,711
Aon plc, Class
a
A 1,042 358,156
Arch Capital Group Ltd.* 1,781 201,413
Arthur J Gallagher & Co. 1,048 306,613
Assurant, Inc. 239 46,928
Brown & Brown, Inc. 1,132 119,007
Chubb Ltd. 1,925 547,047
Cincinnati Financial Corp. 742 101,676
Everest Group Ltd. 196 76,879
Globe Life, Inc. 408 42,860
Hartford Financial Services
Group, Inc. (The) 1,398 162,308
Loews Corp. 875 71,697
Marsh & McLennan Cos., Inc. 2,346 533,738
MetLife, Inc. 2,847 220,586
Principal Financial Group, Inc. 1,033 84,107
Progressive Corp. (The) 2,801 706,412
Prudential Financial, Inc. 1,708 206,941
Travelers Cos., Inc. (The) 1,094 249,509
W R Berkley Corp. 1,458 87,043
Willis Towers Watson plc 495 144,594
5,020,500
Interactive Media & Services — 5.8%
Alphabet, Inc., Class
a
A 28,045 4,581,992
Alphabet, Inc., Class
a
C 23,311 3,848,879
Match Group, Inc.* 1,264 47,034
Meta Platforms, Inc., Class
a
A 10,449 5,447,168
13,925,073
IT Services — 1.1%
Accenture plc, Class
a
A 2,995 1,024,140
Akamai Technologies, Inc.* 723 73,630
Cognizant Technology Solutions
Corp., Class
a
A 2,366 184,004
EPAM Systems, Inc.* 267 53,603
Gartner, Inc.* 381 187,437
GoDaddy, Inc., Class
a
A * 664 111,160
International Business
Machines Corp. 4,390 887,351
VeriSign, Inc.* 422 77,606
2,598,931

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(b)
Hasbro, Inc. 620 $ 42,259
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 1,383 197,658
Bio-Rad Laboratories, Inc.,
Class
a
A * 91 30,696
Bio-Techne Corp. 742 54,901
Charles River Laboratories
International, Inc.* 237 46,867
Danaher Corp. 3,157 850,212
IQVIA Holdings, Inc.* 883 222,119
Mettler-Toledo International,
Inc.* 94 135,273
Revvity , Inc. 588 72,053
Thermo Fisher Scientific, Inc. 1,815 1,116,352
Waters Corp.* 280 96,978
West Pharmaceutical Services,
Inc. 359 112,593
2,935,702
Machinery — 1.5%
Caterpillar, Inc. 2,330 829,713
Cummins, Inc. 648 202,727
Deere & Co. 1,234 476,003
Dover Corp. 652 121,292
Fortive Corp. 1,679 124,918
IDEX Corp. 373 77,017
Illinois Tool Works, Inc. 1,290 326,602
Ingersoll Rand, Inc. 1,912 174,852
Nordson Corp. 250 64,140
Otis Worldwide Corp. 1,917 181,521
PACCAR, Inc. 2,491 239,584
Parker-Hannifin Corp. 611 366,722
Pentair plc 782 69,356
Snap-on, Inc. 243 68,949
Stanley Black & Decker, Inc. 729 74,620
Westinghouse Air Brake
Technologies Corp. 829 140,573
Xylem, Inc. 1,158 159,260
3,697,849
Media — 0.5%
Charter Communications, Inc.,
Class
a
A * 472 164,039
Comcast Corp., Class
a
A 18,678 739,088
Fox Corp., Class
a
A 1,104 45,673
Fox Corp., Class
a
B 629 24,172
Interpublic Group of Cos., Inc.
(The) 1,795 58,535
News Corp., Class
a
A 1,803 51,079
News Corp., Class
a
B 547 16,098
Omnicom Group, Inc. 942 94,605
Paramount Global, Class
a
B 2,353 24,636
1,217,925
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 6,846 303,141
Newmont Corp. 5,509 294,126
Investments
Shares Value
Common Stocks (continued)
Nucor Corp. 1,147 $ 174,241
Steel Dynamics, Inc. 699 83,537
855,045
Multi-Utilities — 0.6%
Ameren Corp. 1,264 104,293
CenterPoint Energy, Inc. 3,044 83,101
CMS Energy Corp. 1,435 97,379
Consolidated Edison, Inc. 1,655 168,082
Dominion Energy, Inc. 3,995 223,320
DTE Energy Co. 993 124,145
NiSource, Inc. 2,146 70,947
Public Service Enterprise
Group, Inc. 2,369 191,297
Sempra 3,009 247,280
WEC Energy Group, Inc. 1,515 140,940
1,450,784
Office REITs — 0.0%(b)
BXP, Inc., REIT 678 50,999
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 1,713 48,803
Chevron Corp. 8,167 1,208,308
ConocoPhillips 5,581 635,062
Coterra Energy, Inc. 3,542 86,177
Devon Energy Corp. 3,006 134,609
Diamondback Energy, Inc. 864 168,575
EOG Resources, Inc. 2,751 354,384
EQT Corp. 2,846 95,369
Exxon Mobil Corp. 21,412 2,525,331
Hess Corp. 1,308 180,583
Kinder Morgan, Inc. 9,204 198,530
Marathon Oil Corp. 2,699 77,326
Marathon Petroleum Corp. 1,683 298,093
Occidental Petroleum Corp. 3,221 183,533
ONEOK, Inc. 2,781 256,853
Phillips 66 2,036 285,671
Targa Resources Corp. 1,059 155,567
Valero Energy Corp. 1,561 229,046
Williams Cos., Inc. (The) 5,810 265,924
7,387,744
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 3,142 33,368
Delta Air Lines, Inc. 3,067 130,317
Southwest Airlines Co. 2,851 82,451
United Airlines Holdings, Inc.* 1,572 69,231
315,367
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,114 102,109
Kenvue , Inc. 9,130 200,404
302,513
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. 9,669 482,967
Catalent, Inc.* 871 53,096

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (continued)
Eli Lilly & Co. 3,817 $ 3,664,396
Johnson & Johnson 11,477 1,903,575
Merck & Co., Inc. 12,075 1,430,284
Pfizer, Inc. 27,044 784,547
Viatris , Inc. 5,680 68,614
Zoetis, Inc., Class
a
A 2,180 400,008
8,787,487
Professional Services — 0.6%
Automatic Data Processing, Inc. 1,940 535,266
Broadridge Financial Solutions,
Inc. 563 119,840
Dayforce, Inc.* 742 42,420
Equifax, Inc. 589 180,900
Jacobs Solutions, Inc. 597 90,075
Leidos Holdings, Inc. 641 101,605
Paychex, Inc. 1,535 201,392
Paycom Software, Inc. 215 34,998
Verisk Analytics, Inc., Class
a
A 676 184,426
1,490,922
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A * 1,449 166,838
CoStar Group, Inc.* 1,937 149,730
316,568
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 670 151,239
Camden Property Trust, REIT 512 64,102
Equity Residential, REIT 1,647 123,327
Essex Property Trust, Inc., REIT 321 96,875
Invitation Homes, Inc., REIT 2,753 101,421
Mid-America Apartment
Communities, Inc., REIT 560 90,927
UDR, Inc., REIT 1,450 64,540
692,431
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 368 42,320
Kimco Realty Corp., REIT 3,194 74,293
Realty Income Corp., REIT 4,147 257,570
Regency Centers Corp., REIT 772 56,117
Simon Property Group, Inc.,
REIT 1,558 260,731
691,031
Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc.* 7,720 1,146,883
Analog Devices, Inc. 2,361 554,457
Applied Materials, Inc. 3,965 782,136
Broadcom, Inc. 20,803 3,387,145
Enphase Energy, Inc.* 644 77,950
First Solar, Inc.* 514 116,868
Intel Corp. 20,311 447,654
KLA Corp. 638 522,796
Lam Research Corp. 618 507,384
Microchip Technology, Inc. 2,585 212,384
Micron Technology, Inc. 5,271 507,281
Investments
Shares Value
Common Stocks (continued)
Monolithic Power Systems, Inc. 219 $ 204,695
NVIDIA Corp. 117,368 14,010,218
NXP Semiconductors NV 1,216 311,734
ON Semiconductor Corp.* 2,064 160,724
Qorvo, Inc.* 466 54,005
QUALCOMM, Inc. 5,319 932,421
Skyworks Solutions, Inc. 758 83,069
Teradyne, Inc. 740 101,180
Texas Instruments, Inc. 4,353 933,022
25,054,006
Software — 9.6%
Adobe, Inc.* 2,146 1,232,684
ANSYS, Inc.* 425 136,603
Autodesk, Inc.* 1,026 265,118
Cadence Design Systems, Inc.* 1,292 347,458
Crowdstrike Holdings, Inc.,
Class
a
A * 1,102 305,563
Fair Isaac Corp.* 112 193,790
Fortinet, Inc.* 3,011 230,974
Gen Digital, Inc. 2,640 69,854
Intuit, Inc. 1,324 834,464
Microsoft Corp. 35,476 14,798,459
Oracle Corp. 7,592 1,072,674
Palo Alto Networks, Inc.* 1,546 560,765
PTC, Inc.* 569 101,902
Roper Technologies, Inc. 514 284,967
Salesforce, Inc. 4,629 1,170,674
ServiceNow, Inc.* 986 843,030
Synopsys, Inc.* 723 375,656
Tyler Technologies, Inc.* 192 112,871
22,937,506
Specialized REITs — 1.0%
American Tower Corp., REIT 2,229 499,430
Crown Castle, Inc., REIT 2,084 233,450
Digital Realty Trust, Inc., REIT 1,552 235,299
Equinix, Inc., REIT 459 382,971
Extra Space Storage, Inc., REIT 1,015 179,655
Iron Mountain, Inc., REIT 1,383 156,639
Public Storage, REIT 748 257,102
SBA Communications Corp.,
Class
a
A , REIT 516 116,956
VICI Properties, Inc., Class
a
A ,
REIT 4,983 166,831
Weyerhaeuser Co., REIT 3,473 105,892
2,334,225
Specialty Retail — 1.8%
AutoZone, Inc.* 76 241,792
Bath & Body Works, Inc. 1,068 32,852
Best Buy Co., Inc. 928 93,171
CarMax, Inc.* 741 62,652
Home Depot, Inc. (The) 4,720 1,739,320
Lowe's Cos., Inc. 2,740 680,890
O'Reilly Automotive, Inc.* 271 306,222
Ross Stores, Inc. 1,607 242,030
TJX Cos., Inc. (The) 5,416 635,134
Tractor Supply Co. 518 138,591

S&P 500
®
HIGH INCOME ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (continued)
Ulta Beauty, Inc.* 214 $ 75,508
4,248,162
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. 68,770 15,748,330
Hewlett Packard Enterprise Co. 6,200 120,094
HP, Inc. 4,109 148,664
NetApp, Inc. 993 119,875
Seagate Technology Holdings
plc 940 93,577
Super Micro Computer, Inc.* 230 100,671
Western Digital Corp.* 1,562 102,451
16,433,662
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 115 110,318
Lululemon Athletica, Inc.* 548 142,190
NIKE, Inc., Class
a
B 5,772 480,923
Ralph Lauren Corp., Class
a
A 177 30,313
Tapestry, Inc. 1,096 44,903
808,647
Tobacco — 0.6%
Altria Group, Inc. 8,187 440,215
Philip Morris International, Inc. 7,409 913,456
1,353,671
Trading Companies & Distributors — 0.3%
Fastenal Co. 2,735 186,746
United Rentals, Inc. 332 246,098
WW Grainger, Inc. 197 194,029
626,873
Water Utilities — 0.1%
American Water Works Co., Inc. 942 134,819
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 2,450 486,864
Total Common Stocks
(Cost $210,311,187)
226,222,727
Securities Lending Reinvestments (c) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $39,676) 39,676 39,676
Investments
Principal
Amount Value
Short-Term Investments — 3.1%
Repurchase Agreements (e) — 3.1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,346,039
(Cost $7,341,729) $ 7,341,729
$ 7,341,729
Total Investments — 97.6%
(Cost $217,692,592) 233,604,132
Other assets less liabilities — 2.4% 5,862,978
Net Assets — 100.0% $ 239,467,110
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $39,025, collateralized in the form of cash with a value of $39,676 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $39,676.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 35 9/20/2024 U.S. Dollar $ 9,906,750 $ 312,441
Swap Agreements
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
236,118,938 12/11/2025 Goldman Sachs International 0.00%
S&P 500 Daily Covered Call
Index (994,315)
236,118,938 (994,315)
Total Unrealized
Depreciation
(994,315)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

S&P GLOBAL CORE BATTERY METALS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
Investments
Shares Value
Common Stocks — 99 .6%
Broadline Retail — 1.0%
Wesfarmers Ltd. 524 $ 25,749
Chemicals — 24.7%
Albemarle Corp. 981 88,535
Arcadium Lithium plc* 29,225 79,200
Chengxin Lithium Group Co.
Ltd., Class
a
A 32,400 54,760
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a)(b) 37,134 82,480
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 39,500 81,528
Sociedad Quimica y Minera de
Chile SA, ADR 2,314 89,783
Tianqi Lithium Corp., Class
a
A 21,100 78,230
Zangge Mining Co. Ltd.,
Class
a
A 26,000 88,254
642,770
Construction & Engineering — 0.5%
Metallurgical Corp. of China
Ltd., Class
a
H 80,987 14,229
Electrical Equipment — 0.6%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 600 15,604
Metals & Mining — 71.5%
African Rainbow Minerals Ltd. 6,274 61,231
AMG Critical Materials NV 4,661 77,078
Aneka Tambang Tbk. 853,994 76,807
Anglo American Platinum Ltd. 1,613 55,693
Anglo American plc 1,391 40,354
BHP Group Ltd. 1,052 29,030
Boliden AB 1,341 41,008
China Nonferrous Mining Corp.
Ltd. 61,585 43,438
CMOC Group Ltd., Class
a
H 55,987 45,664
Core Lithium Ltd.* 429,722 27,341
Eramet SA 679 53,365
First Quantum Minerals Ltd.* 4,358 54,877
Franco-Nevada Corp. 206 25,154
Glencore plc 5,795 30,503
IGO Ltd. 28,576 107,346
Impala Platinum Holdings Ltd. 6,222 26,872
Jinchuan Group International
Resources Co. Ltd. 701,921 47,708
KGHM Polska Miedz SA 484 17,341
Lundin Mining Corp. 5,582 57,905
Mineral Resources Ltd. 2,416 65,656
MMG Ltd.* 6,645 1,909
Northam Platinum Holdings Ltd. 4,137 24,464
Pacific Metals Co. Ltd.* 11,096 105,806
Pilbara Minerals Ltd. 53,683 107,916
POSCO Holdings, Inc., ADR 106 6,765
Sayona Mining Ltd.*(a) 2,334,681 42,666
Sibanye Stillwater Ltd. 31,933 30,861
Sinomine Resource Group Co.
Ltd., Class
a
A 25,700 102,790
Investments
Shares Value
Common Stocks (continued)
South32 Ltd. 27,260 $ 57,936
Tibet Mineral Development Co.
Ltd., Class
a
A 40,300 108,764
Timah Tbk. PT* 1,111,602 71,925
Vale Indonesia Tbk. PT* 448,272 111,379
Vale SA, Class
a
B, ADR 4,430 46,604
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 14,300 46,663
Zijin Mining Group Co. Ltd.,
Class
a
H 5,477 11,112
1,861,931
Trading Companies & Distributors — 1.3%
Sojitz Corp. 195 4,635
Sumitomo Corp. 840 19,800
Toyota Tsusho Corp. 467 8,921
33,356
Total Common Stocks
(Cost $3,371,391)
2,593,639
Total Investments — 99.6%
(Cost $3,371,391) 2,593,639
Other assets less liabilities — 0.4% 11,099
Net Assets — 100.0% $ 2,604,738
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $84,920, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13% – 4.88%, and maturity dates ranging from April 30, 2025 – August 15,
2053. The total value of collateral is $92,832.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
China 31 .5%
Australia 17 .8%
Indonesia 10 .0%
South Africa 7 .6%
United States 6 .4%
Japan 5 .3%
Canada 5 .3%
Chile 3 .4%
Netherlands 3 .0%
United Kingdom 2 .7%
France 2 .1%
Brazil 1 .8%
Sweden 1 .6%
Poland 0 .7%
South Korea 0 .3%
Hong Kong 0 .1%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
Investments
Shares Value
Common Stocks — 99 .4%
Automobiles — 2.9%
Tesla, Inc.* 452 $ 96,778
Building Products — 2.4%
Gibraltar Industries, Inc.* 1,155 80,469
Construction & Engineering — 6.6%
Arcosa, Inc. 1,349 123,420
Valmont Industries, Inc. 328 93,729
217,149
Diversified Consumer Services — 2.5%
ADT, Inc. 11,479 83,682
Electric Utilities — 2.6%
Genie Energy Ltd., Class
a
B 5,204 87,115
Electrical Equipment — 38.4%
American Superconductor
Corp.* 5,548 112,180
Array Technologies, Inc.* 10,479 70,314
Ballard Power Systems, Inc.*(a) 38,803 71,397
Bloom Energy Corp.,
Class
a
A*(a) 7,668 91,326
Fluence Energy, Inc.*(a) 4,472 82,151
GE Vernova, Inc.* 710 142,710
Generac Holdings, Inc.* 755 118,180
NEXTracker, Inc., Class
a
A* 2,475 100,658
Plug Power, Inc.*(a) 37,669 70,818
Shoals Technologies Group,
Inc., Class
a
A* 17,122 92,288
Sunrun, Inc.* 9,727 199,598
TPI Composites, Inc.* 27,567 119,365
1,270,985
Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc. 2,318 97,008
Independent Power and Renewable Electricity Producers — 16.2%
Altus Power, Inc., Class
a
A* 30,399 94,845
Ormat Technologies, Inc. 1,612 120,142
Sunnova Energy International,
Inc.*(a) 28,747 319,379
534,366
Machinery — 5.0%
Cummins, Inc. 295 92,291
Hyster-Yale, Inc. 1,129 71,082
163,373
Semiconductors & Semiconductor Equipment — 19.9%
Applied Materials, Inc. 385 75,945
Canadian Solar, Inc.* 7,355 92,894
Daqo New Energy Corp., ADR* 6,092 89,735
Enphase Energy, Inc.* 1,044 126,366
First Solar, Inc.* 549 124,826
JinkoSolar Holding Co. Ltd.,
ADR(a) 4,772 91,336
Investments
Shares Value
Common Stocks (continued)
SolarEdge Technologies, Inc.* 2,393 $ 58,222
659,324
Total Common Stocks
(Cost $4,774,676)
3,290,249
Securities Lending Reinvestments (b) — 13 .1%
Investment Companies — 13 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $433,586) 433,586 433,586
Total Investments — 112.5%
(Cost $5,208,262) 3,723,835
Liabilities in excess of other assets — (12.5%) (413,683)
Net Assets — 100.0% $ 3,310,152
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $507,366, collateralized in the form of cash with
a value of $433,586 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $80,550 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from September 15, 2024 – May 15, 2054. The total value of
collateral is $514,136.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $433,586.
(c) Rate shown is the 7-day yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 89 .0%
China 5 .5%
Canada 4 .9%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
Investments
Shares Value
Common Stocks — 99.7%
Electrical Equipment — 13.3%
Allient, Inc. 690 $ 14,656
Emerson Electric Co. 498 52,484
Rockwell Automation, Inc. 205 55,766
122,906
Electronic Equipment, Instruments & Components — 22.6%
Cognex Corp. 1,212 48,941
FARO Technologies, Inc.* 2,033 36,594
Ouster, Inc.* 5,693 40,363
Sanmina Corp.* 591 41,004
Zebra Technologies Corp.,
Class
a
A* 119 41,100
208,002
Machinery — 10.5%
3D Systems Corp.* 13,711 29,341
Dover Corp. 208 38,694
Stratasys Ltd.* 4,141 28,449
96,484
Metals & Mining — 3.6%
POSCO Holdings, Inc., ADR 521 33,250
Semiconductors & Semiconductor Equipment — 19.2%
Ambarella, Inc.* 826 49,312
Investments
Shares Value
Common Stocks (continued)
Applied Materials, Inc. 184 $ 36,296
ON Semiconductor Corp.* 541 42,128
Tower Semiconductor Ltd.* 1,116 49,316
177,052
Software — 18.7%
Aspen Technology, Inc.* 284 66,496
Autodesk, Inc.* 262 67,701
PTC, Inc.* 214 38,325
172,522
Trading Companies & Distributors — 4.4%
Applied Industrial Technologies,
Inc. 197 40,408
Wireless Telecommunication Services — 7.4%
SK Telecom Co. Ltd., ADR 2,131 49,077
Turkcell Iletisim Hizmetleri A/S,
ADR 2,675 18,859
67,936
Total Common Stocks
(Cost $921,101)
918,560
Total Investments — 99.7%
(Cost $921,101) 918,560
Other assets less liabilities — 0.3% 3,153
Net Assets — 100.0% $ 921,713
* Non-income producing security. Abbreviations
ADR American Depositary Receipt
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 83.3%
South Korea 8.9%
Israel 5.4%
Turkey 2.1%
Other
a
0.3%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

AUGUST 31, 2024 (Unaudited) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 11.9%
Bank OZK 684,696 $ 29,681,572
Commerce Bancshares, Inc. 487,848 31,202,758
Cullen/Frost Bankers, Inc. 272,919 30,629,699
Prosperity Bancshares, Inc. 436,099 32,088,165
UMB Financial Corp. 324,344 33,598,795
United Bankshares, Inc. 839,313 32,624,096
189,825,085
Building Products — 2.0%
Carlisle Cos., Inc. 75,376 31,944,349
Capital Markets — 4.0%
Evercore, Inc., Class
a
A 131,442 32,300,557
SEI Investments Co. 469,005 31,718,808
64,019,365
Chemicals — 4.1%
RPM International, Inc. 280,223 32,575,924
Westlake Corp. 219,962 31,991,273
64,567,197
Commercial Services & Supplies — 1.9%
MSA Safety, Inc. 161,824 29,553,917
Consumer Staples Distribution & Retail — 1.9%
Casey's General Stores, Inc. 83,057 30,092,382
Containers & Packaging — 6.4%
AptarGroup, Inc. 215,563 33,022,096
Silgan Holdings, Inc. 669,944 35,017,973
Sonoco Products Co. 606,154 34,290,132
102,330,201
Electric Utilities — 4.0%
OGE Energy Corp. 823,098 32,561,757
Portland General Electric Co. 651,534 31,345,301
63,907,058
Electrical Equipment — 2.3%
Regal Rexnord Corp. 213,176 35,773,064
Food Products — 3.9%
Flowers Foods, Inc. 1,411,065 32,793,151
Lancaster Colony Corp. 167,790 28,651,820
61,444,971
Gas Utilities — 11.8%
National Fuel Gas Co. 543,782 32,496,412
New Jersey Resources Corp. 674,288 31,226,277
ONE Gas, Inc. 449,401 30,981,705
Southwest Gas Holdings, Inc. 420,957 30,611,993
Spire, Inc. 466,039 30,744,593
UGI Corp. 1,274,459 31,746,774
187,807,754
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 2.2%
Ryder System, Inc. 239,231 $ 34,745,910
Health Care Providers & Services — 2.1%
Chemed Corp. 56,752 33,266,320
Insurance — 15.4%
American Financial Group, Inc. 249,453 33,331,910
Erie Indemnity Co., Class
a
A 81,021 41,177,303
Hanover Insurance Group, Inc.
(The) 236,910 34,823,401
Old Republic International
Corp. 972,806 34,894,551
RenaissanceRe Holdings Ltd. 138,291 35,235,164
RLI Corp. 219,319 33,797,058
Unum Group 579,900 32,178,651
245,438,038
Leisure Products — 2.3%
Polaris, Inc. 426,227 36,080,115
Machinery — 7.8%
Donaldson Co., Inc. 430,362 31,300,228
Graco, Inc. 383,228 31,942,054
Lincoln Electric Holdings, Inc. 157,401 30,474,408
Toro Co. (The) 325,457 30,137,318
123,854,008
Metals & Mining — 2.0%
Royal Gold, Inc. 226,195 31,705,753
Multi-Utilities — 4.0%
Black Hills Corp. 531,958 31,449,357
Northwestern Energy Group,
Inc. 589,808 32,079,657
63,529,014
Pharmaceuticals — 2.0%
Perrigo Co. plc 1,112,472 32,372,935
Residential REITs — 2.2%
Equity LifeStyle Properties, Inc.,
REIT 473,224 34,408,117
Retail REITs — 2.0%
NNN REIT, Inc., REIT 683,500 32,117,665
Specialty Retail — 1.7%
Williams-Sonoma, Inc. 205,562 27,613,143
Water Utilities — 1.9%
Essential Utilities, Inc. 756,542 29,497,573
Total Common Stocks
(Cost $1,359,653,300)
1,585,893,934

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,407,474
(Cost $1,406,649) $ 1,406,649
$ 1,406,649
Total Investments — 99.9%
(Cost $1,361,059,949) 1,587,300,583
Other assets less liabilities — 0.1% 1,829,959
Net Assets — 100.0% $ 1,589,130,542
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 6.3%
Cisco Systems, Inc. 167,229 $ 8,451,754
Motorola Solutions, Inc. 19,764 8,736,478
17,188,232
Electronic Equipment, Instruments & Components — 22.4%
Amphenol Corp., Class
a
A 118,201 7,972,657
Avnet, Inc. 145,912 8,051,424
Badger Meter, Inc. 38,852 8,040,033
CDW Corp. 33,674 7,598,201
Cognex Corp. 155,165 6,265,563
Corning, Inc. 176,702 7,394,979
Littelfuse, Inc. 29,363 7,992,609
TE Connectivity Ltd. 51,194 7,863,398
61,178,864
Financial Services — 12.1%
Cass Information Systems, Inc. 199,278 8,656,636
Jack Henry & Associates, Inc. 46,345 8,019,075
Mastercard, Inc., Class
a
A 17,480 8,448,783
Visa, Inc., Class
a
A(a) 29,247 8,082,994
33,207,488
IT Services — 6.1%
Accenture plc, Class
a
A 23,617 8,075,833
International Business
Machines Corp. 42,518 8,594,164
16,669,997
Professional Services — 9.3%
Broadridge Financial Solutions,
Inc. 38,244 8,140,618
CSG Systems International, Inc. 177,624 8,618,317
SS&C Technologies Holdings,
Inc. 115,891 8,702,255
25,461,190
Semiconductors & Semiconductor Equipment — 24.3%
Analog Devices, Inc. 32,619 7,660,246
Broadcom, Inc. 48,612 7,915,006
KLA Corp. 9,671 7,924,708
Lam Research Corp. 8,014 6,579,574
Microchip Technology, Inc. 84,082 6,908,177
Power Integrations, Inc. 104,493 7,011,480
QUALCOMM, Inc. 40,159 7,039,873
Skyworks Solutions, Inc. 66,124 7,246,529
Texas Instruments, Inc. 38,029 8,151,136
66,436,729
Software — 13.7%
Dolby Laboratories, Inc.,
Class
a
A 97,469 6,955,388
Intuit, Inc. 12,147 7,655,768
Microsoft Corp. 17,676 7,373,367
Oracle Corp. 55,858 7,892,177
Roper Technologies, Inc. 13,579 7,528,333
37,405,033
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. 34,960 $ 8,005,840
HP, Inc. 205,936 7,450,764
15,456,604
Total Common Stocks
(Cost $224,956,207)
273,004,137
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $292,161
(Cost $291,990) $ 291,990
291,990
Total Investments — 99.9%
(Cost $225,248,197) 273,296,127
Other assets less liabilities — 0.1% 252,988
Net Assets — 100.0% $ 273,549,115
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $2,262,088, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from September 15, 2024 – May 15,
2054. The total value of collateral is $2,290,694.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

SMART MATERIALS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 4.4%
Hexcel Corp. 1,148 $ 72,657
Chemicals — 52.4%
Akzo Nobel NV 1,082 69,012
Arkema SA 706 65,672
Axalta Coating Systems Ltd.* 2,358 86,067
Cabot Corp. 787 82,721
Chemours Co. (The) 2,655 51,613
DuPont de Nemours, Inc. 999 84,166
Hansol Chemical Co. Ltd. 207 22,345
Huntsman Corp. 3,023 66,657
Ingevity Corp.* 662 26,169
Nissan Chemical Corp. 2,083 71,100
OCI Holdings Co. Ltd. 358 19,108
PPG Industries, Inc. 566 73,427
Sika AG (Registered) 251 80,315
Solvay SA 1,935 67,805
866,177
Electrical Equipment — 3.9%
NIDEC Corp. 1,603 65,199
Electronic Equipment, Instruments & Components — 11.4%
Corning, Inc. 2,345 98,138
LG Display Co. Ltd.* 9,138 77,025
Solus Advanced Materials Co.
Ltd. 1,283 12,515
187,678
Industrial Conglomerates — 6.5%
3M Co. 802 108,021
Metals & Mining — 2.7%
Constellium SE, Class
a
A* 2,637 44,222
Pharmaceuticals — 4.0%
Merck & Co., Inc. 553 65,503
Semiconductors & Semiconductor Equipment — 14.2%
Applied Materials, Inc. 362 71,408
Ferrotec Holdings Corp. 861 14,376
Himax Technologies, Inc., ADR 3,193 18,871
Innox Advanced Materials Co.
Ltd. 369 8,011
Jusung Engineering Co. Ltd. 882 17,761
LX Semicon Co. Ltd. 297 15,230
Universal Display Corp. 463 89,692
235,349
Total Common Stocks
(Cost $1,745,026)
1,644,806
Total Investments — 99.5%
(Cost $1,745,026) 1,644,806
Other assets less liabilities — 0.5% 8,396
Net Assets — 100.0% $ 1,653,202
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 60 .2%
South Korea 10 .4%
Japan 9 .1%
France 6 .6%
Switzerland 4 .9%
Netherlands 4 .2%
Belgium 4 .1%
Other
a
0 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Investments Shares Value
Common Stocks — 99 .4%
Air Freight & Logistics — 31.2%
CH Robinson Worldwide, Inc. 624 $ 64,590
Deutsche Post AG 2,129 92,253
Expeditors International of
Washington, Inc. 725 89,472
FedEx Corp. 367 109,648
GXO Logistics, Inc.* 632 31,632
InPost SA* 1,099 20,239
International Distribution
Services plc 3,435 15,293
J&T Global Express Ltd.* 27,785 21,522
Mainfreight Ltd. 445 20,308
Nippon Express Holdings, Inc. 377 19,171
SG Holdings Co. Ltd. 1,595 17,244
United Parcel Service, Inc.,
Class
a
B 661 84,971
ZTO Express Cayman, Inc. 2,337 51,309
637,652
Commercial Services & Supplies — 4.5%
Brambles Ltd. 7,512 92,690
Ground Transportation — 41.5%
Aurizon Holdings Ltd. 9,395 21,494
Canadian National Railway Co. 731 86,132
Canadian Pacific Kansas City
Ltd. 1,175 97,538
Container Corp. of India Ltd. 1,485 17,088
CSX Corp. 2,777 95,168
Full Truck Alliance Co. Ltd.,
ADR 4,591 33,285
Knight-Swift Transportation
Holdings, Inc., Class
a
A 844 44,209
Landstar System, Inc. 191 34,869
Old Dominion Freight Line, Inc. 540 104,112
Rumo SA 6,579 25,506
Saia, Inc.* 143 53,744
TFI International, Inc. 428 63,343
Union Pacific Corp. 399 102,180
XPO, Inc.* 616 70,606
849,274
Investments Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 4.1%
Amadeus IT Group SA 1,243 $ 83,732
Marine Transportation — 18.1%
AP Moller - Maersk A/S,
Class
a
B 16 23,865
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 15,220 20,884
Evergreen Marine Corp. Taiwan
Ltd. 10,659 62,641
HMM Co. Ltd. 2,287 29,053
Kawasaki Kisen Kaisha Ltd.(a) 3,433 50,219
Kuehne + Nagel International
AG (Registered) 255 78,925
Matson, Inc. 180 24,894
SITC International Holdings
Co. Ltd. 6,875 16,170
Star Bulk Carriers Corp. 581 12,416
Wan Hai Lines Ltd. 9,317 24,144
Yang Ming Marine Transport
Corp. 12,775 25,758
368,969
Total Common Stocks
(Cost $1,873,034)
2,032,317
Total Investments — 99.4%
(Cost $1,873,034) 2,032,317
Other assets less liabilities — 0.6% 11,706
Net Assets — 100.0% $ 2,044,023
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $4,871, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from September 30, 2024 –
November 15, 2053. The total value of collateral is $5,239.

AUGUST 31, 2024 (Unaudited) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024:
United States 46 .8%
Canada 12 .1%
Australia 5 .6%
Taiwan 5 .5%
China 5 .4%
Germany 4 .5%
Japan 4 .2%
Spain 4 .1%
Switzerland 3 .9%
South Korea 1 .4%
Brazil 1 .2%
Denmark 1 .2%
New Zealand 1 .0%
Netherlands 1 .0%
India 0 .8%
United Kingdom 0 .7%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

130 :: AUGUST 31, 2024 (Unaudited) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.
On August 31, 2024, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2024 as follows:
Fund Name
A
Bank of America
Securities,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(a)
Bank of America
Securities,
Inc.,  5.32%,
dated
08/30/2024 due
09/03/2024
(b)
Barclays Capital,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(c)
Barclays Capital,
Inc.,  5.25%,
dated
08/30/2024 due
09/03/2024
(d)
Barclays Capital,
Inc.,  5.29%,
dated
08/30/2024 due
09/03/2024
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
8/30/2024 due
09/03/2024
(f)
ING Financial
Markets LLC,
5.3%, dated
08/30/2024 due
09/03/2024
(g)
Total
Decline of the Retail
Store ETF
......
$ 83,569
$ 445,701 $ 557,125 $ 55,713 $ 1,116,103 $ 1,448,525 $ 111,425 $ 3,818,161
DJ Brookfield Global
Infrastructure ETF
.
7,500
40,002 50,003 5,000 100,171 130,008 10,001 342,685
Equities for Rising Rates
ETF
..........
498
2,655 3,319 332 6,649 8,629 664 22,746
Global Listed Private
Equity ETF
......
1,660
8,856 11,070 1,107 22,176 28,781 2,214 75,864
Hedge Replication ETF 24,685
131,654 164,568 16,457 329,682 427,875 32,914 1,127,835
High Yield-Interest Rate
Hedged
........
65,579
349,757 437,195 43,720 875,844 1,136,707 87,439 2,996,241
Inflation Expectations
ETF
..........
244,508
1,304,045 1,630,055 163,006 3,265,528 4,238,144 326,011 11,171,297
Investment Grade-
Interest Rate Hedged 69,647
371,451 464,314 46,431 930,170 1,207,215 92,863 3,182,091
K-1 Free Crude Oil
Strategy ETF
....
1,499,096
7,995,177 9,993,971 999,397 20,021,152 25,984,324 1,998,794 68,491,911
Large Cap Core Plus
.
65,409
348,850 436,064 43,606 873,574 1,133,762 87,213 2,988,478
Long Online/Short
Stores ETF
......
7,606
40,563 50,704 5,070 101,576 131,830 10,141 347,490
Merger ETF
.......
2,251
12,005 15,006 1,501 30,062 39,016 3,001 102,842
MSCI EAFE Dividend
Growers ETF
....
3,974
21,197 26,497 2,650 53,080 68,889 5,299 181,586
MSCI Emerging Markets
Dividend Growers
ETF
..........
39,143
208,765 260,955 26,096 522,778 678,484 52,191 1,788,412
MSCI Europe Dividend
Growers ETF
....

1,712 2,141 214 4,288 5,564 428 14,668
MSCI Transformational
Changes ETF
....
620
3,307 4,134 414 8,281 10,749 827 28,332
Nasdaq-100 Dorsey
Wright Momentum
ETF
..........

1,875 2,344 234 4,695 6,095 469 16,064
Nasdaq-100 High
Income ETF
.....
53,127
283,342 354,177 35,418 709,532 920,861 70,835 2,427,292
Online Retail ETF
...
1,063
5,667 7,083 708 14,191 18,416 1,417 48,545

NOTES TO FINANCIAL STATEMENTS :: AUGUST 31, 2024 (Unaudited) :: 131
PROSHARES TRUST
Fund Name
A
Bank of America
Securities,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(a)
Bank of America
Securities,
Inc.,  5.32%,
dated
08/30/2024 due
09/03/2024
(b)
Barclays Capital,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(c)
Barclays Capital,
Inc.,  5.25%,
dated
08/30/2024 due
09/03/2024
(d)
Barclays Capital,
Inc.,  5.29%,
dated
08/30/2024 due
09/03/2024
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
8/30/2024 due
09/03/2024
(f)
ING Financial
Markets LLC,
5.3%, dated
08/30/2024 due
09/03/2024
(g)
Total
Pet Care ETF
......
$ 4,114
$ 21,941 $ 27,426 $ 2,743 $ 54,942 $ 71,307 $ 5,485 $ 187,958
Russell 2000 Dividend
Growers ETF
....
9,828
52,418 65,522 6,552 131,263 170,358 13,104 449,045
Russell U.S. Dividend
Growers ETF
....
152
803 1,006 100 2,013 2,612 201 6,887
S&P 500
®
Dividend
Aristocrats ETF
...
179,161
955,525 1,194,405 119,441 2,392,778 3,105,453 238,881 8,185,644
S&P 500
®
Ex-Energy
ETF
..........
2,617
13,957 17,445 1,745 34,949 45,357 3,489 119,559
S&P 500
®
Ex-Financials
ETF
..........
2,435
12,987 16,236 1,623 32,525 42,210 3,247 111,263
S&P 500
®
Ex-Health
Care ETF
.......
1,154
6,154 7,692 769 15,409 19,998 1,538 52,714
S&P 500
®
Ex-
Technology ETF
..
2,768
14,762 18,454 1,845 36,966 47,976 3,691 126,462
S&P 500
®
High Income
ETF
..........
160,690
857,013 1,071,265 107,127 2,146,092 2,785,289 214,253 7,341,729
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........
30,788
164,200 205,251 20,525 411,183 533,652 41,050 1,406,649
S&P Technology
Dividend Aristocrats
ETF
..........
6,391
34,085 42,605 4,261 85,353 110,774 8,521 291,990
$ 2,570,706 $ 13,710,426 $ 17,138,032 $ 1,713,805 $ 34,333,005 $ 44,558,860 $ 3,427,606 $ 117,452,440
(a) U.S. Treasury Bonds, 1/31/2025 to 5/15/2051; U.S. Treasury Notes, 2.63% to 4%, due 5/31/2027 to 2/15/2034, which had an aggregate value at the Trust level of $76,499,999.
(b) U.S. Treasury Bonds, 0%, due 5/15/2032 to 2/15/2046; U.S. Treasury Notes, 0.63% to 4.88%, due 6/15/2025 to 7/15/2032, which had an aggregate value at the Trust level of $407,999,997.
(c) Treasury Bills, 0%, due 10/24/2024; U.S. Treasury Notes, 0.25%, due 9/30/2025, which had an aggregate value at the Trust level of
$510,000,044.
(d) U.S. Treasury Notes, 4.38%, due 11/30/2028, which had an aggregate value at the Trust level of $51,000,015.
(e) U.S. Treasury Notes, 1% to 4.13%, due 7/31/2028 to 3/31/2029, which had an aggregate value at the Trust level of $1,021,694,888.
(f) U.S. Treasury Bills, 0%, due 10/1/2024 to 1/30/2025; U.S. Treasury Bonds, 0% to 7.63%, due 1/15/2025 to 8/15/2054; U.S. Treasury Notes,
0.13% to 5.19%, due 10/31/2024 to 5/15/2034, which had an aggregate value at the Trust level of $1,326,000,009.
(g) U.S. Treasury Notes, 2%, due 2/15/2025, which had an aggregate value at the Trust level of $102,000,007.